PROSPECTUS:     May 1, 2009


Excel Performance VUL
                                                          THE UNION CENTRAL LIFE
                                                               INSURANCE COMPANY
Individual Flexible Premium
Variable Universal Life Insurance Policy
                                                           CARILLON LIFE ACCOUNT

         This prospectus describes the Policy, especially its Separate Account, the Carillon Life Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. The Subaccounts are listed in the Investment Options section of this prospectus.

         You may also allocate all or part of your investment to a Fixed Account option, where we have the investment risk. We guarantee a fixed rate of interest on your investment in the Fixed Account.

    Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy.

          Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.


 The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

  No one is authorized to give information or make any representation about the
          Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.


            NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

      THE UNION CENTRAL LIFE INSURANCE COMPANY (we, us, our, Union Central) Home Office: 1876 Waycross Road, Cincinnati, Ohio 45240. 1-800-319-6902
            Service Center: P.O. Box 82550, Lincoln, Nebraska 68501.
                      1-800-745-1112. www.unioncentral.com


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Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                    The Union Central Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68501
                                       or
                                  Union Central
                               1876 Waycross Road
                             Cincinnati, Ohio 45240
                                 1-800-319-6902
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                              www.unioncentral.com

Express mail packages should be sent to the Service Center street address, not the P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found at the online services section of our Internet site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
The Union Central Life Insurance Company


TABLE OF CONTENTS                                           Begin on Page

POLICY SUMMARY........................................................3
     Policy Benefits..................................................3
     Policy Risks.....................................................4
CHARGES...............................................................6
     Policy Charges...................................................6
     Portfolio Company Operating Expenses.............................8
CHARGES EXPLAINED....................................................11
     Transaction Charges.............................................11
     Periodic Charges:
         Monthly Deductions from Account Value.......................12
     Periodic Charges:
         Daily Deductions from Separate Account Assets...............13
INVESTMENT OPTIONS...................................................13
     Separate Account Variable Investment Options....................13
     Fixed Account Option............................................16
     Transfers.......................................................16
     Third Party Services............................................18
     Disruptive Trading Procedures...................................18
     Systematic Transfer.............................................19
     Model Asset Allocation..........................................20
OTHER IMPORTANT POLICY INFORMATION...................................21
     Policy Application and Issuance.................................21
     Account Value...................................................22
     Telephone Transactions..........................................23
     Electronic Delivery and Communications..........................24
     Misstatement of Age or Gender...................................24
     Suicide.........................................................24
     Incontestability................................................24
     Assignment......................................................24
     Lapse and Grace Period..........................................24
     Reinstatement...................................................25
     Delay of Payments or Transfers..................................25
     Beneficiary.....................................................25
     Minor Owner or Beneficiary......................................26
     Policy Changes..................................................26
     "Right to Examine" Period.......................................26
     Optional Features...............................................26
     Nonparticipating................................................26
POLICY DISTRIBUTIONS.................................................27
     Death Benefit...................................................27
     Policy Loans....................................................29
     Cash Surrender..................................................30
     Partial Withdrawal..............................................31
     Payment of Policy Proceeds......................................31
TAX MATTERS..........................................................32
LEGAL PROCEEDINGS....................................................35
HOW TO GET FINANCIAL STATEMENTS......................................35
DISTRIBUTION OF THE POLICY...........................................35
APPENDIX A: Optional Features........................................36
DEFINED TERMS........................................................37
     IMSA.....................................................Last Page
     Illustrations
     Statement of Additional Information; Registration Statement
     Reports to You

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POLICY SUMMARY

         The Excel Performance VUL Policy is flexible premium variable universal life insurance offered and issued by The Union Central Life Insurance Company ("Union Central"), 1876 Waycross Road, Cincinnati, Ohio 45240. The Policy offers variable Investment Options through Subaccounts of Carillon Life Account (the "Separate Account"), a separate account operated by us under Ohio law, and a fixed interest rate option through the Fixed Account. The Policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. We are obligated to pay all amounts promised under the Policy. Premium is used to create Account Value to cover Policy charges and to generate investment earnings. The amount we require as your first premium depends on the Policy benefits that you elect and the rate class of the Insured. The Policy is called a "flexible premium" policy because you may make any other premium payments you wish at any time. The Policy is referred to as a "variable" life insurance policy because the value of the amount you invest in the Policy may increase or decrease daily based on the investment results of the variable Investment Options that you choose. The amount we pay to the Policy's beneficiary upon the death of the Insured person (the "death benefit proceeds") may vary similarly. The Policy pays death benefit proceeds to the Policy beneficiary upon the Insured's death, or pays a Cash Surrender Value to you if you Surrender the Policy. The Insured cannot be over age 80 on the Insured's birthday nearest the Policy Date. We will issue the Policy only for an initial Specified Amount of insurance coverage of $100,000 or more. The Policy is subject to the laws of the State of New York, where the application is signed.

         POLICY BENEFITS

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. You can take out a Policy loan, make a partial withdrawal from the Account Value, or Surrender your Policy completely, subject to payment of charges and certain restrictions. We will pay Surrender amounts or death benefit proceeds in a lump sum.

Death Benefit.
          o We will pay the death benefit proceeds to the beneficiary when we receive satisfactory proof of death of the Insured while the Policy is in force.
          o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.
          o    Three death benefit options are available.
Death benefit proceeds are reduced by any Policy Debt and any Monthly Deductions due but unpaid at death. See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Surrender and Partial Withdrawals.
          o You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Applicable charges are shown in the CHARGES section.
          o Restrictions include that we may defer payments from the Fixed Account for up to six months.

Loans.
          o    You may borrow a limited amount of Account Value.
          o    Interest accrues on outstanding loan amounts.
          o After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.

Policy Riders.
         When you apply for the Policy, you can request any of the optional supplementary benefit riders that we make available. Charges for most riders will be deducted monthly from the Account Value. (See the CHARGES section on the next pages.)

Investment Options.
          o Variable Investment Option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
          o Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
          o You may transfer Account Value between Investment Options, subject to limits.
          o Model asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

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         Variable Investment Option returns vary, depending upon the investment results of the underlying portfolios. The Investment Options cover a broad spectrum of investment styles and strategies. Although the portfolios that underlie the Subaccounts operate like publicly traded mutual funds, there are important differences. You can transfer money from one investment account to another without tax liability. Also, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio's value and create no taxable event for you. If and when Policy earnings are distributed (generally as a result of a Surrender or withdrawal), they will be treated as ordinary income instead of as capital gains.

         POLICY RISKS

Suitability, Investment Risks, and Underlying Portfolio Risks.

         The Policy is unsuitable for short-term savings or short-term life insurance needs. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

         Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

         As mentioned above, the investment performance of any Investment Option may be good or bad. Your Policy value will rise or fall based on the investment performance of the underlying portfolios of the Subaccounts you select. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each underlying portfolio. There is no assurance that any underlying portfolio will meet its objectives.

Lapse Risks.

         If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. Even if the Policy does lapse, you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

         Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Limitations on Access.

         Policy Debt, partial withdrawals and Surrenders may be subject to income tax and penalty tax. Policy Debt and partial withdrawals will decrease death benefit protection and may cause the Policy to lapse, in which case you would have no coverage. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction. However, your Policy will stay in force for the first 10 Policy years if you meet the Minimum No-Lapse Premium requirements.

Transfer Risks.

         There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

Early Surrender Risks.

         Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you.

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Market Timing Risks.

         Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

         To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section.) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section.). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and
(iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

         While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax Risks.

         Death benefits for individually owned life insurance generally are not subject to income tax. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

         In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the Policy's death benefit. If the limit is violated, the Policy will be treated as a "modified endowment contract, which can have adverse tax consequences. (See the Tax Matters section.) There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your Policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

         There is a tax risk associated with Policy Debt. Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender. This could result in a considerable taxable income. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, they might find they have to pay additional premium to keep their policy from lapsing and to avoid a significant tax burden if the Policy should lapse.

         Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the Policy and before exercising certain rights under the Policy.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

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CHARGES
         Some charges are rounded.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, Surrender the Policy, make a partial withdrawal, or transfer Account Value between Investment Options.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                 Guaranteed
   TRANSACTION CHARGES                                   When Deducted            Maximum              Current
--------------------------------------------------- ----------------------- -------------------- --------------------
PREMIUM CHARGE                                      When each premium is            5%                  3.5%
Calculated as a percentage of each premium          paid.
payment.
--------------------------------------------------- ----------------------- -------------------- --------------------
SURRENDER CHARGE                                    Upon a full Surrender   Varies(1)            Varies(1)
Rates are per $1,000 of base Policy Specified       during the first 12     Policy year 2:       Policy year 2:
Amount.                                             Policy years or in      Minimum      $2.97   Minimum      $2.97
                                                    the 12 Policy years     Maximum     $48.38   Maximum     $48.38
                                                    following an increase   Example(2)  $20.14   Example(2)  $20.14
                                                    in base policy
                                                    Specified Amount.
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.           $50                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER CHARGES (per transfer)                     First 15 transfers
                                                    per year:                       $0                   $0
                                                    Each additional transfer:       $10                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------

Transaction Charges Table Footnotes:
(1) Rate varies by Insured's gender, Issue Age, risk class, and the amount of time you have had your Policy (or the number of years since any increase in base policy Specified Amount). Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2) Assumes a male, age 45 at policy issue and in our best risk class. Surrender charge rate is $13.43 in year 1, $20.14 in years 2-5, $17.62 in year 6, $15.10 in year 7, $12.59 in year 8, $10.07 in year 9, $7.55 in year 10, $5.03 in year
11, $2.51 in year 12, and $0.00 thereafter.

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating                                         Guaranteed            Current
expenses)                                              When Deducted             Maximum (annual)       (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY DEDUCTIONS FROM ACCOUNT VALUE
     Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF INSURANCE                                           Monthly         Varies(1)            Varies(2)
                                                                            Minimum       $0.18  Minimum      $0.11
Rates are per $1,000 of the net amount at risk                              Maximum    $1000.00  Maximum   $1000.00
allocated to the base Policy.                                               Example(3)    $2.55  Example(3)   $2.00
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY ADMINISTRATIVE CHARGE                               Monthly
       Specified Amounts $100,000 - $249,999                                       $120                 $120
                Specified Amounts $250,000 +                                       $120                  $90
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY SPECIFIED AMOUNT CHARGE                       Monthly during the    Varies(2)            Varies(2)
                                                        first 10 Policy     Policy year 2:       Policy year 2:
                                                      years or the first    Minimum     $0.00    Minimum      $0.00
Rates are per $1,000 of base Policy Specified           10 Policy years     Maximum     $9.16    Maximum      $7.64
Amount.                                              after an increase in   Example(3,4)$0.55    Example(3,5) $0.46
                                                          base Policy
                                                       Specified Amount.
---------------------------------------------------------------------------------------------------------------------
DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS
        (to equal the annual percentage stated of the Account Value in the Subaccounts)
---------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)                 Daily
                             Policy Years 1-15                                     0.90%               0.70%
                                 Policy Years 16+                                  0.30%               0.10%
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
     (1)  Rate varies by Insured's gender, risk class and Attained Age.
     (2) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time you have had your Policy.
     (3) "Example" charges assume an Insured who is male, best risk class, age 45 when the Policy is issued, a Specified Amount of $250,000, and that the Policy is in its second Policy year.
     (4) The annual rate is $0.2004 in year 1, $0.5472 in years 2-6, $0.4380 in year 7, $0.3288 in year 8, $0.2196 in year 9, $0.1104 in year 10, and
          $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 45.
     (5) The annual rate is $0.1668 in year 1, $0.4560 in years 2-6, $0.3648 in year 7, $0.2736 in year 8, $0.1824 in year 9, $0.0912 in year 10, and
          $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 45.

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------------------------------------------------------ -------------------- -------------------- --------------------
                                                                                 Guaranteed            Current
 COST OF OPTIONAL FEATURES                                 When Deducted       Maximum (annual)       (annual)
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCELERATED BENEFIT RIDER                                     N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCIDENTAL DEATH BENEFIT RIDER                              Monthly        Varies(1)            Varies(1)
 Rates are per $1,000 of the rider benefit amount.                          Minimum      $0.24   Minimum      $0.24
                                                                            Maximum      $1.56   Maximum      $1.56
                                                                            Example(2)   $0.84   Example(2)   $0.84
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCOUNTING BENEFIT RIDER ("ABR")                            Monthly        Varies(3)            Varies(4)
 Cost of Insurance (rates are per $1,000 of net                             Minimum      $0.18   Minimum      $0.06
 amount at risk allocated to the ABR)                                       Maximum  $1,000.00   Maximum  $1,000.00
                                                                            Example(5)   $2.55   Example(5)   $0.71
------------------------------------------------------ -------------------- -------------------- --------------------
 Monthly Specified Amount Charge (rates are per              Monthly        Varies(4)            Varies(4)
 $1,000 of ABR Specified Amount)                                            Policy year 2:       Policy year 2:
                                                                            Minimum      $1.13   Minimum      $0.94
                                                                            Maximum     $35.31   Maximum     $29.42
                                                                            Example(5,6) $2.22   Example(5,7) $1.85
------------------------------------------------------ -------------------- -------------------- --------------------
 CHILDREN'S INSURANCE RIDER                                  Monthly               $5.76                $5.76
 Rate is per $1,000 of the rider benefit amount.
------------------------------------------------------ -------------------- -------------------- --------------------
 GUARANTEED INSURABILITY RIDER                               Monthly        Varies(8)            Varies(8)
 Rates are per $1,000 of the rider benefit amount.                          Minimum      $0.72   Minimum      $0.72
                                                                            Maximum      $2.28   Maximum      $2.28
                                                                            Example(9)   $2.28   Example(9)   $2.28
------------------------------------------------------ -------------------- -------------------- --------------------
 INSURANCE EXCHANGE RIDER                                      N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 PAID-UP INSURANCE BENEFIT ENDORSEMENT                    When Benefit             3.5%                 3.5%
 Calculated as a percentage times the Account Value.         Elected
------------------------------------------------------ -------------------- -------------------- --------------------
 SCHEDULED INCREASE RIDER                                      N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 SUPPLEMENTAL COVERAGE RIDER ("SCR")                         Monthly        Varies(3)            Varies(4)
 Cost of Insurance (rates are per $1,000 of net                             Minimum      $0.18   Minimum      $0.06
 amount at risk allocated to the SCR)                                       Maximum  $1,000.00   Maximum  $1,000.00
                                                                            Example(5)   $2.55   Example(5)   $0.35
------------------------------------------------------ -------------------- -------------------- --------------------
 Monthly Specified Amount Charge (rates are per                             Varies(4)            Varies(4)
 $1,000 of SCR Specified Amount)                                            Policy year 2:       Policy year 2:
                                                                            Minimum      $0.59   Minimum      $0.49
                                                                            Maximum     $43.76   Maximum     $36.47
                                                                            Example(5,10)$2.06   Example(5,11)$1.71
------------------------------------------------------ -------------------- -------------------- --------------------
 TERM INSURANCE RIDER                                        Monthly        Varies(3)            Varies(3)
 Rates are per $1,000 of the rider benefit amount.                          Minimum      $0.18   Minimum      $0.13
                                                                            Maximum   $1000.00   Maximum    $950.00
                                                                            Example(5)   $2.55   Example(5)   $0.97
------------------------------------------------------ -------------------- -------------------- --------------------
 TOTAL DISABILITY BENEFIT RIDER                              Monthly        Varies(3)            Varies(3)
 Rates are per $100 of the rider annual benefit                             Minimum      $0.74   Minimum      $0.74
 amount.                                                                    Maximum      $8.64   Maximum      $8.64
                                                                            Example(5)   $2.24   Example(5)   $2.24
------------------------------------------------------ -------------------- -------------------- --------------------
 WAIVER OF MONTHLY DEDUCTION RIDER                           Monthly        Varies(3)            Varies(3)
 Rates are per $100 of the Monthly Deduction.                               Minimum      $1.48   Minimum      $1.48
                                                                            Maximum     $17.28   Maximum     $17.28
                                                                            Example(5)   $4.48   Example(5)   $4.48
------------------------------------------------------ -------------------- -------------------- --------------------

Cost of Optional Features Table Footnotes:
    (1) Rate varies by Insured's gender and Attained Age.
    (2) "Example" charges assume an Insured who is male Attained Age 45.
    (3) Rate varies by Insured's gender, risk class and Attained Age.
    (4) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time the rider has been in force.
    (5) "Example" charges assume an Insured who is male, best risk class, age 45 when the rider is issued, a Specified Amount of $250,000, and that the rider coverage is in its second year.
    (6) The annual rate is $0.0000 in year 1 of the rider, $2.2212 in years 2-8, $1.7772 in year 9, $1.3332 in year 10, $0.8892 in year 11, $0.4452 in year
    12, and $0.00 thereafter. These same rates would apply for an increase in ABR Specified Amount at Attained Age 45.
    (7) The annual rate is $0.0000 in year 1 of the rider, $1.8504 in years 2-8, $1.4808 in year 9, $1.1112 in year 10, $0.7404 in year 11, $0.3708 in year
    12, and $0.00 thereafter. These same rates would apply for an increase in ABR Specified Amount at Attained Age 45.
    (8) Rate varies by Insured's Issue Age.
    (9) "Example" charges assume an Insured who is male Issue Age 35.
    (10) The annual rate is $0.7584 in year 1 of the rider, $2.0568 in years 2-6, $1.6452 in year 7, $1.2336 in year 8, $0.8232 in year 9, $0.4116 in year 10, and $0.00 thereafter. These same rates would apply for an increase in SCR Specified Amount at Attained Age 45.
    (11) The annual rate is $0.6324 in year 1 of the rider, $1.7136 in years 2-6, $1.3716 in year 7, $1.0284 in year 8, $0.6864 in year 9, $0.3432 in year 10, and $0.00 thereafter. These same rates would apply for an increase in SCR Specified Amount at Attained Age 45.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our company changes.

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         The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

                                                                                   Guaranteed
NET INTEREST CHARGED ON LOANS                                   When Deducted       Maximum           Current
-------------------------------------------------------------- ---------------- ---------------- --------------------
LOAN ACCOUNT  (effective annual rates)
   Regular Loan Interest Rate                                     Upon each            1.0%             1.0%
   Preferred Loan Interest Rate  (available only after five        Policy
   policy years, on only a portion of the Policy Debt)           Anniversary.          0.5%             0.0%
-------------------------------------------------------------- ---------------- ---------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES

         The next table shows the minimum and maximum total operating expenses of the underlying portfolios. Expenses before and after any waivers or reductions are expressed as a percentage of average net assets as of December 31, 2008. The chart below the table lists information for each Subaccount's underlying portfolio. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. More detail concerning each portfolio's fees and expenses is contained in the prospectus for that portfolio.

------------------------------------------------------------------------------- ------------------ --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio assets, including                    Minimum             Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before any Waivers and Reductions                                                     0.37% (1)          5.78% (2)
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions (explained in the footnotes to the Portfolio         0.36% (1)          1.87% (3)
Expenses Table at the end of this section)
------------------------------------------------------------------------------- ------------------ ------------------

(1) Calvert Variable Series, Inc. Ameritas Money Market Portfolio
(2) Summit Mutual Funds, Inc. Lifestyle ETF Aggressive Portfolio
(3) Calvert Variable Series, Inc. Social International Equity Portfolio

----------------------------------------------------------------------------------------------------------------------
                                                               Acquired
                                                               Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying          Management   12b-1    Other      and       Portfolio     and        after Waivers and
Portfolio Name*                     Fees      Fees**   Fees    Expenses***    Fees     Reductions    Reductions, if any
----------------------------------------------------------------------------------------------------------------------
AIM V.I., Series I(1)
----------------------------------------------------------------------------------------------------------------------
Global Real Estate                  0.75%       -      0.42%        -         1.17%        -          1.17%(2)
----------------------------------------------------------------------------------------------------------------------
International Growth                0.71%       -      0.35%     0.02%(3)     1.08%     0.01%(4)      1.07%(2)
----------------------------------------------------------------------------------------------------------------------
Small Cap Equity                    0.75%       -      0.34%     0.01%(3)     1.10%        -          1.10%(2)
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN, Class O
----------------------------------------------------------------------------------------------------------------------
Balanced                            0.71%       -      0.14%        -         0.85%     0.04%(1)      0.81%
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation                0.81%       -      0.135%       -         0.945%    0.035%(2)     0.91%
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                       1.00% (1)   -      0.01% (2)    -         1.01%        -          1.01%
----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (1,2)
----------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies            0.80%       -      0.14%        -         0.94%        -          0.94%(3)
----------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Growth              0.85%       -      0.22%        -         1.07%     0.13%         0.94%
----------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Value               0.97%       -      0.25%        -         1.22%        -          1.22%(3)
----------------------------------------------------------------------------------------------------------------------
Ameritas Money Market               0.25%       -      0.12%        -         0.37%     0.01%         0.36%
----------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization       0.90%       -      0.25%        -         1.15%     0.15%         1.00%
----------------------------------------------------------------------------------------------------------------------
Ameritas Small Company Equity       1.17%       -      0.35%        -         1.52%     0.19%         1.33%
----------------------------------------------------------------------------------------------------------------------
Income                              0.70%       -      0.18%        -         0.88%     0.07%         0.81%
----------------------------------------------------------------------------------------------------------------------
Social Balanced                     0.70%       -      0.22%        -         0.92%        -          0.92%
----------------------------------------------------------------------------------------------------------------------
Social Equity                       0.70%       -      0.49%        -         1.19%     0.11%         1.08%
----------------------------------------------------------------------------------------------------------------------
Social International Equity         1.10%       -      0.77%        -         1.87%        -          1.87%
----------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
----------------------------------------------------------------------------------------------------------------------
Capital Growth VIP                  0.37%       -      0.13%(1)     -         0.50%     0.01% (2)     0.49%
----------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
----------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Value VIP          0.64% (3)   -      0.15% (3)    -         0.79%        -          0.79%
----------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                 0.90% (3)   -      0.52% (3)    -         1.42%     0.17% (4)     1.25%
----------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
----------------------------------------------------------------------------------------------------------------------
Contrafund (R)                      0.56%       -      0.10%        -         0.66%        -          0.66% (1)
----------------------------------------------------------------------------------------------------------------------
Equity-Income                       0.46%       -      0.11%        -         0.57%        -          0.57%
----------------------------------------------------------------------------------------------------------------------
High Income                         0.57%       -      0.14%        -         0.71%        -          0.71% (2)
----------------------------------------------------------------------------------------------------------------------
Investment Grade Bond               0.32%       -      0.11%        -         0.43%        -          0.43%
----------------------------------------------------------------------------------------------------------------------
Mid Cap                             0.56%       -      0.12%        -         0.68%        -          0.68% (1)
----------------------------------------------------------------------------------------------------------------------
Overseas                            0.71%       -      0.16%        -         0.87%        -          0.87% (1)
----------------------------------------------------------------------------------------------------------------------
Strategic Income                    0.57%       -      0.16%        -         0.73%        -          0.73% (2)
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON, Class 2
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities(1)       0.45%     0.25%    0.02%        -         0.72%        -          0.72%
----------------------------------------------------------------------------------------------------------------------

Excel Performance VUL                    8                                    UC


----------------------------------------------------------------------------------------------------------------------
                                                               Acquired
                                                               Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying          Management   12b-1    Other      and       Portfolio     and        after Waivers and
Portfolio Name*                     Fees      Fees**   Fees    Expenses***    Fees     Reductions    Reductions, if any
----------------------------------------------------------------------------------------------------------------------
IVY VIP
----------------------------------------------------------------------------------------------------------------------
Science and Technology              0.85%     0.25%    0.08%        -         1.18%        -          1.18%(1)
----------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
----------------------------------------------------------------------------------------------------------------------
Research International              0.90%       -      0.45%(1)     -         1.35%(1)  0.25%(2)      1.10%(1)
----------------------------------------------------------------------------------------------------------------------
Total Return                        0.74%       -      0.07%(1)     -         0.81%(1)     -          0.81%(1)
----------------------------------------------------------------------------------------------------------------------
Utilities                           0.72%       -      0.09%(1)     -         0.81%(1)     -          0.81%(1)
----------------------------------------------------------------------------------------------------------------------
Value                               0.75%       -      0.09%(1)     -         0.84%(1)     -          0.84%(1)
----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
----------------------------------------------------------------------------------------------------------------------
Guardian                            0.85%       -      0.16%        -         1.01%        -          1.01%
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER, Non-Service Shares
----------------------------------------------------------------------------------------------------------------------
Global Securities                   0.63%       -      0.02%(1)     -         0.65%        -          0.65%
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
----------------------------------------------------------------------------------------------------------------------
Total Return                        0.50%       -      0.38%(1)     -         0.88%        -          0.88%
----------------------------------------------------------------------------------------------------------------------
SUMMIT (1,2)
----------------------------------------------------------------------------------------------------------------------
Summit Barclays Capital             0.40%       -      0.21%        -         0.61%     0.01%         0.60%
Aggregate Bond Index
----------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index     0.66%       -      0.56%     0.01%        1.23%     0.27%         0.96%
- Class I
----------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus     0.60%       -      0.65%        -         1.25%     0.50%         0.75%
----------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Aggressive     0.65%       -      4.90%     0.23%        5.78%     4.80%         0.98%
----------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Conservative   0.65%       -      3.83%     0.24%        4.72%     3.73%         0.99%
----------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Target         0.65%       -      0.48%     0.23%        1.36%     0.38%         0.98%
----------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index             0.45%       -      0.35%        -         0.80%     0.15%         0.65%
----------------------------------------------------------------------------------------------------------------------
Summit Natural Resources            0.65%       -      0.73%     0.55%        1.93%     0.63%         1.30%
----------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap       0.45%       -      0.25%        -         0.70%        -          0.70%
Index - Class I
----------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index****            0.35%       -      0.12%        -         0.47%     0.09%         0.38%
----------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index -       0.40%       -      0.15%        -         0.55%        -          0.55%
Class I ****
----------------------------------------------------------------------------------------------------------------------
Summit Zenith                       0.74%       -      0.16%        -         0.90%     0.16%         0.74%
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth-II                 0.85%     0.25%      -          -         1.10%        -          1.10%
----------------------------------------------------------------------------------------------------------------------
Equity Income-II                    0.85%     0.25%      -          -         1.10%        -          1.10%
----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE
----------------------------------------------------------------------------------------------------------------------
Value                               0.90%       -      0.34%        -         1.24%        -          1.24%
----------------------------------------------------------------------------------------------------------------------
UIF, Class I
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity (1)         1.21%       -      0.41%        -         1.62%     0.02%         1.60%
----------------------------------------------------------------------------------------------------------------------

AIM (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2008 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
AIM (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Expenses after Waivers and Reductions, if any (excluding certain items discussed below) of Series I shares 1.30% for Global Real Estate, International Growth and 1.15% for Small Cap Equity, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.
AIM (3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions, if any listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.
AIM (4) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Fee Waiver reflects this agreement.
Alger (1) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.04% of its Advisory Fees.
Alger (2) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.035% of its Advisory Fees.
American Century (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. For more information about the unified management fee, see the Investment Advisor under Management in the fund's prospectus.
American Century (2) Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.

Excel Performance VUL                  9                                      UC

Calvert (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2010 (December 12, 2010 for Income), as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses.
                           Ameritas Core Strategies                        0.95%
                           Ameritas MidCap Growth                          0.94%
                           Ameritas Money Market                           0.36%
                           Ameritas Small Capitalization                   1.00%
                           Ameritas Small Company Equity                   1.33%
                           Income                                          0.81%
                           Social Equity                                   1.08%
Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" Section of the Portfolio's prospectus, as the difference between the line items "Expenses Before Offsets" and "Net Expenses."
Calvert (2) "Total Portfolio Fees" are based on expenses for the Portfolio's most recent fiscal year. Management fees for the Calvert Variable Series, Inc. Portfolios include both the advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. With respect to the amount of the Portfolio's advisory fee, see "Advisory Fees" in the Portfolio's prospectus. The administrative fees (as a percentage of net assets) are as follows: 0.05% for each Ameritas Portfolio, 0.30% for Income, 0.275% for Social Balanced, 0.20% for Social Equity, and 0.35% for Social International Equity.
Calvert (3) "Total Portfolio Fees" reflect an
indirect fee and fees before waivers. Indirect fees result from a Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
                           Ameritas Core Strategies                        0.92%
                           Ameritas MidCap Value                           1.10%
DWS (1) "Other Fees" includes an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.
DWS (2) Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.49%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
DWS (3) "Management Fees" restated on an annualized basis to reflect fee changes which took effect May 1, 2008. "Other Fees" are based on estimated amounts for the current fiscal year. Actual expenses may be different. "Other Fees" include an administrative services fee paid to the Advisor in the amount of 0.10%.
DWS (4) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.07%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at ratios no higher than 1.25%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
Fidelity (1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total Initial Class operating expenses would have been:
                           Contrafund                                     0.65%
                           Mid Cap                                        0.67%
                           Overseas                                       0.84%
Fidelity (2) Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total Initial Class operating expenses would have been:
                           High Income                                    0.70%
                           Strategic Income                               0.72%
FTVIPT (1) The Fund administration fee is paid indirectly through the management fee.
IVY (1) The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.16%.
MFS (1) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Expenses" would have been lower.
MFS (2) MFS has agreed in writing to bear the funds' expenses such that "Total Portfolio Fees", determined without giving effect to the expense offset arrangements described above, do not exceed 1.10% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2010.
Oppenheimer (1) The "Other Fees" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2008, the transfer agent fees did not exceed the expense limitation described above. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses by less than 0.01% of average daily net assets.
PIMCO (1) "Other Fees" reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.

Excel Performance VUL                  10                                     UC

Summit (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through December 12, 2010, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses.
                           Summit Barclays Capital Aggregate Bond Index    0.60%
                           Summit EAFE International Index-Class I         0.95%
                           Summit Inflation Protected Plus                 0.75%
                           Summit Lifestyle ETF Aggressive                 0.75%
                           Summit Lifestyle ETF Conservative               0.75%
                           Summit Lifestyle ETF Target                     0.75%
                           Summit Nasdaq-100 Index                         0.65%
                           Summit Natural Resources                        0.75%
                           Summit Russell 2000 Small Cap Index-Class I     0.70%
                           Summit S&P 500 Index                            0.38%
                           Summit S&P MidCap 400 Index-Class I             0.55%
                           Summit Zenith                                   0.74%
Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" Section of the Portfolio's prospectus, as the difference between the line items "Expenses Before Offsets" and "Net Expenses."
Summit (2) "Total Portfolio Fees" are based on expenses for the Portfolio's most recent fiscal year unless otherwise noted. For EAFE International Index, Lifestyle ETF Aggressive, Lifestyle ETF Conservative, Lifestyle ETF Target and Natural Resources, "Total Portfolio Fees" are based on projected expenses for the Portfolio's current fiscal year. Management fees for the Summit Mutual Funds, Inc. Portfolios include both the advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. With respect to the amount of the Portfolio's advisory fee, see "Advisory Fees" in the Portfolio's prospectus. The administrative fee (as a percentage of net assets) is 0.10%.
UIF (1) Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005.

* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.

**** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us and Summit. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between S&P and us.

CHARGES EXPLAINED

         The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown. Please review both prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options.

         TRANSACTION CHARGES

o        Premium Charge
         We currently charge a percentage of each Policy premium payment we receive as a Premium Charge. This charge partially offsets state and local premium taxes and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

Excel Performance VUL                  11                                     UC

o        Surrender Charge
         Upon a full Surrender from your Policy, we deduct a Surrender Charge from the total Account Value. The amount of this charge varies by the Insured's gender, Issue Age (or Attained Age at the time of any increase), risk class, Specified Amount of insurance coverage, and the length of time the Policy has been in force. Surrender Charges apply during the first 12 Policy years and for the first 12 Policy years after an increase in Specified Amount. The initial Surrender Charge applies from the Policy Date. In the event of an increase in the Specified Amount, the Surrender Charge will increase. You will receive a revised Policy schedule reflecting the increase. Taxes and tax penalties may apply.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. The partial withdrawal charge will be allocated the same as the partial withdrawal itself. Taxes and tax penalties may apply.

o        Transfer Charge
         We may charge a transfer charge for any transfer in excess of 15 transfers per Policy year. You may tell us how to allocate the transfer charge.

o        Periodic Charges:
         Monthly Deductions from Account Value

         On each Monthly Date, we will deduct an amount from your Account
Value to pay us for providing the benefits of the Policy. This amount is called the Monthly Deduction. It equals the sum of monthly charges for the cost of insurance, administrative charge, specified amount charge, and the costs of any riders. You may tell us how to allocate the Monthly Deduction.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, risk class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and risk class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

     The Cost of Insurance each month equals:
     -   The Net Amount at Risk for the month; multiplied by
     -   The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
     -   $1,000.

o        Administrative Charge
         This monthly charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge. The maximum monthly administrative charge is shown on your Policy schedule.

o        Specified Amount Charge
         For certain risk classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

Excel Performance VUL                  12                                     UC

o        Costs of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features.

         PERIODIC CHARGES:
         DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Policy Debt
         If you borrow from your Account Value, interest accrues on outstanding loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Debt. See the POLICY DEBT section for more information on applicable interest rates.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each portfolio's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

         The Policy allows you to choose from a wide array of Investment Options
- each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable Investment Options ("Subaccounts") or the Fixed Account option. Allocations must be in whole percentages and total 100%. The Subaccounts, which invest in underlying portfolios, are listed and described in this section of this prospectus.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     Read the prospectuses for the underlying portfolios together with this prospectus for more information.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Union Central. Under Ohio law, we

Excel Performance VUL                  13                                     UC
own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law,
(ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

           You bear the risk that the variable Investment Options you select may fail to meet their objectives, that they
          could decrease in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and generally the income or loss of one has no effect on the investment performance of any other. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objectives, restrictions, and potential risks, such as those related to mixed and shared funding for portfolios that are also offered through individual variable annuities, other variable life insurance policies, and qualified pension and retirement plans (see the Transfers section, Omnibus Orders). To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

The value of your Policy will go up or down based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

         The Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                               Invesco Aim Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund, Series I -                 High total return through growth of capital and
                                                             current income.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -               Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
AIM V.I.  Small Cap Equity Fund, Series I -                  Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
-  Subadvisers: Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.),
   Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited;
   Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia
   Limited
--------------------------------------------------------------------------------------------------------------------
                  The Alger American Fund                                 Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio, Class O                   Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio, Class O       Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
                American Century Investments                      American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio - Thornburg Investment    Long-term capital appreciation; current income is
Management, Inc.                                             secondary.
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Growth Portfolio - Fred Alger Management     Long-term capital appreciation.
Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Value Portfolio - RiverSource Investments,   Long-term capital appreciation.
LLC
--------------------------------------------------------------------------------------------------------------------
Ameritas Money Market Portfolio - No subadviser              Money market: current income.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization Portfolio - Eagle Asset        Long-term capital appreciation.
Management, Inc
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Company Equity Portfolio - OFI Institutional  Long-term capital appreciation.
Asset Management Inc
--------------------------------------------------------------------------------------------------------------------
Income Portfolio - No subadviser                             Long-term income.
--------------------------------------------------------------------------------------------------------------------

Excel Performance VUL                  14                                     UC


--------------------------------------------------------------------------------------------------------------------
Social Balanced Portfolio - Equity Portion: New Amsterdam    Income and capital growth.
Partners LLC; Fixed Income Portion: No subadviser
--------------------------------------------------------------------------------------------------------------------
Social Equity Portfolio - Atlanta Capital Management         Capital growth.
Company, LLC
--------------------------------------------------------------------------------------------------------------------
Social International Equity Portfolio - Acadian Asset        Total return.
Management, LLC
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                          Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                    Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class(1,2,3)Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class(1,2,3)Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class(1,2)    Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial     Bond.
Class(1,4)
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class(1,2,3)      Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class(1,2,3)     Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial          Income.
Class(1,2,3,4)
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
   International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3)
          Fidelity Management & Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
--------------------------------------------------------------------------------------------------------------------
    Franklin Templeton Variable Insurance Products Trust                    Franklin Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund, Class 2                     Income.
--------------------------------------------------------------------------------------------------------------------
       Ivy Funds Variable Insurance Portfolios                   Waddell & Reed Investment Management Company
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Science and Technology                         Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                       Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class                Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Value Series, Initial Class                       Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                     Neuberger Berman Management LLC
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I             Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
             Oppenheimer Variable Account Funds                              OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares    Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
               PIMCO Variable Insurance Trust                      Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class           Total return.
--------------------------------------------------------------------------------------------------------------------
                Summit Mutual Funds, Inc.*                          Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Barclays Capital Aggregate Bond Index Portfolio -     Index: Barclays Capital Aggregate Bond Index.
Summit Investment Partners, Inc. ("Summit")
--------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio, Class 1- World    Index:  MSCI EAFE Index.
Asset Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio - Summit           Current income.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio -  Capital growth; investment income is secondary.
Summit
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio  Capital growth, investment income is secondary.
- Summit
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio -      Capital growth, investment income is secondary.
Summit
--------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio - Summit                   Index:  NASDAQ-100 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio - Summit                  Capital growth.
--------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio, Class I -     Index:  Russell 2000 Index.
Summit
--------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio - Summit                      Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio,  Class I - Summit     Index:  S&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Zenith Portfolio - No subadviser                      Long-term capital appreciation; current income is
                                                             secondary.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                          T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                  Long-term capital growth and income.
--------------------------------------------------------------------------------------------------------------------
T.Rowe Price Equity Income Portfolio-II                      Substantial dividend income and long-term capital
                                                             appreciation.
--------------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                           Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.                  Morgan Stanley Investment Management Inc.,
                                                                                 dba Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------

* These funds and their investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Union Central. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for these funds.

Excel Performance VUL                  15                                     UC

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

         We retain the right to add or change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any such change.

         We will notify you of any changes to the variable investment options.

o        Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT OPTION
         The Policy has one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that interest will remain at the minimum guaranteed rate for the life of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. The general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations. The general account includes all of our assets, except those assets segregated in separate accounts. We have sole discretion to invest the assets of the general account, subject to applicable law, and we bear the risk that assets in the Fixed Account will perform better or worse than the interest we pay. Since the focus of this prospectus is to disclose the Separate Account aspects of the Policy, please refer to the Policy for additional details regarding the Fixed Account.

         TRANSFERS
         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy owners by having a detrimental effect on investment portfolio management. In addition to the right of each portfolio to impose redemption fees on short-term trading, we may reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio investment adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

         We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio's investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser's own standards, as stated in the Subaccount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

         Subject to restrictions prior to the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Excel Performance VUL                   16                                    UC

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more Investment Options.
          o We must receive notice of the transfer request - either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy year;
               -    may be delayed up to six months;
               -    is limited during any Policy year to the greatest of:
                    - 25% of the Account Value in the Fixed Account on the date of the transfer;
                    - the amount of any Fixed Account transfer that occurred during the prior 13 months; and,
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
          o If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Excel Performance VUL                  17                                     UC

         Time Period for Special Transfer
         At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

         THIRD PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy's performance. The risks and harmful effects of disruptive trading include:

          o dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
          o Reduced investment performance due to adverse effects on portfolio management by:
               - impeding a portfolio investment adviser's ability to sustain an investment objective;
               - causing the portfolio to maintain a higher level of cash than would otherwise be the case;
               - causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
          o increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy Owners invested in those separate accounts, not just those making the transfers.

         Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

Excel Performance VUL                  18                                     UC

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfers limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the Right to Examine Transfer Date.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you

Excel Performance VUL                   19                                    UC
               do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o      Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o      Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the Investment Options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the Investment Options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Account Value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Morningstar Asset Allocator Questionnaire.
          o You must allocate all of your Account Value to one asset allocation model. We must receive notice of your asset allocation model election either by Written Notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our Internet site and is available upon request.

Excel Performance VUL                   20                                    UC

          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you Written Notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Account Value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Model Asset Allocation program. You will be required to talk to a Service Center representative if you are in the program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Model Asset Allocation program.
          o If participation in the asset allocation program terminates, including by death of the Owner, Contract value will not be reallocated automatically if the model is changed, and thus will not reflect the adviser's most current allocation recommendations. Any additional premiums received will be returned.
          o AIC is compensated by us as principal underwriter for the Policy. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). We believe any potential risk of a conflict of interest in these arrangements may be reduced by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the Model Asset Allocation program at any time.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount (or "face amount") of life insurance is $100,000. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

o         Application in Good Order
          o All application questions must be answered, but particularly note these requirements:
          o The Owner's and Insured's full name(s), Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).

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          o Please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "The Union Central Life Insurance Company." We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least the Monthly Minimum No-Lapse Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o    Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic
               Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to the Account Value.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Allocating Premium
         You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account option. The initial allocation instructions in your Policy application will be used for additional premiums until you change your allocation instructions.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received prior to your Policy's Right to Examine Transfer Date.

         Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the Money Market Subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

         Until your Policy is issued, premium payments we receive are held in our general account.

          ACCOUNT VALUE

          On your Policy's Issue Date, Account Value (or "policy value" or "accumulation value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deductions since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the loan account, plus any Net Premium received that Business Day, but not yet allocated.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's unit value by the number of Accumulation Units held in that Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

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         The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
          o    the daily risk charge.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

         The number of Accumulation Units in a Subaccount will increase when:
          o    Net Premiums are credited to it; or
          o amounts are transferred to it from other Subaccounts, the Fixed Account, or the loan account.

         The number of Accumulation Units in a Subaccount will decrease when:
          o partial withdrawals (and any partial withdrawal fees) are taken from it;
          o    Monthly Deductions are taken from it;
          o    transfer charges are taken from it; or
          o amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.
         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is currently set to expire on September 18, 2009.

o        Fixed Account Value
         The Account Value of the Fixed Account on any Business Day equals:
          o    Net Premiums credited to the Fixed Account; plus
          o any transfers from the Subaccounts or the loan account to the Fixed Account; plus
          o    interest credited to the Fixed Account; minus
          o any partial withdrawal (and partial withdrawal fee) taken from the Fixed Account; minus
          o the Fixed Account's share of any Monthly Deductions from Account Value; minus
          o    any transfer fees taken from the Fixed Account; minus
          o amounts transferred from the Fixed Account to the Subaccounts or the loan account.

o        Loan Account Value
         The Account Value in the loan account on any Business Day equals:
          o    amounts transferred to the loan account from the Investment
               Options (the Subaccounts and the Fixed Account); plus
          o    interest credited to the loan account; minus
          o amounts transferred from it into the Investment Options. (Also see DEFINED TERMS for the definition of "Policy Debt.")

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
          o    Transfers among Investment Options.
          o    Establish systematic transfer programs.
          o    Change premium allocations.

How to Authorize Telephone Transactions
          o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
          o Must be received by close of the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time); if later, the transaction will be processed the next day the NYSE is open.
          o    Calls will be recorded for your protection.
          o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
          o    May be discontinued at any time as to some or all Owners.

         We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

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         ELECTRONIC DELIVERY AND COMMUNICATIONS

         You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our Website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our Website. We post annual reports on our Website shortly after March 1 each year.

         We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

         MISSTATEMENT OF AGE OR GENDER

         If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, Surrender Charges, and cost of insurance rates from the Policy Date.

         SUICIDE

         We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years after the date the Policy was issued. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years after the effective date of any increase.

         INCONTESTABILITY

         We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

         ASSIGNMENT

         You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. An assignment is subject to any Policy Debt.

LAPSE AND GRACE PERIOD

o        Minimum No-Lapse Period

         Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

           Lapse of the Policy may result in adverse tax consequences. See discussion at TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS.

         This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges. However, we guarantee the Policy will remain in force for the period shown in your Policy's schedule page so long as the premium paid, less partial withdrawals and Policy Debt, equals or exceeds the sum of the monthly Minimum No-Lapse Premiums from the Policy Date to the most recent Monthly Date. Your minimum no-lapse period and Minimum No-Lapse Premium are shown in your Policy schedule.

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o        Grace Period

         If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:
          o    Written application signed by you and the Insured;
          o Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to (a + b + c - d) divided by (e) where:
               (a) is the sum of all due and unpaid monthly deductions during the grace period;
               (b) is the sum of monthly deductions for three months from the date of reinstatement;
               (c)  is the surrender charge on the date of reinstatement;
               (d)  is the account value at the beginning of the grace period;
                    and
               (e)  is one minus the premium charge.
          o    Repayment or reinstatement of any outstanding Policy Debt.

         The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

         The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period.. The Surrender Charge at reinstatement will be based on the original Policy Date and the dates of any increases in Specified Amount as if the Policy had never terminated.

         The Policy cannot be reinstated once it has been fully Surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
          o the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
          o    the SEC permits delay for the protection of security holders; or
          o an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the subaccounts.
The applicable rules of the SEC will govern as to whether these conditions exist.

         We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

         BENEFICIARY

         The beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary beneficiary and any contingent beneficiaries in your application. If no primary beneficiary is living when the Insured dies, we will pay to the contingent beneficiary. If no contingent beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that beneficiary died first.

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         Unless your beneficiary designation provides otherwise, we will follow these rules:
          o We will pay equal shares when more than one beneficiary of the same class is to share the funds.
          o No revocable beneficiary has rights in this Policy until the Insured dies.
          o An irrevocable beneficiary cannot be changed without his or her consent.
          o The interest of any beneficiary is subject to the rights of any assignee shown on our records.
          o When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

         You may change your beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

         MINOR OWNER OR BENEFICIARY

         Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page. When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

         "RIGHT TO EXAMINE" PERIOD

         You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. If you decide to cancel the Policy, you must return it by mail or delivery to the Service Center, home office, or to the Union Central selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Debt and partial withdrawals.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

         NONPARTICIPATING

         The Policy is nonparticipating. No dividends will be paid under the Policy.

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POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully Surrender it for its Cash Surrender Value. Tax penalties and Surrender Charges may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

         DEATH BENEFIT

         Upon the Insured's death, we will pay to the Policy beneficiary:
          o the death benefit on the Insured's life under the death benefit option in effect; plus
          o any additional life insurance proceeds provided by any optional benefit or rider; minus
          o    any Policy Debt; minus
          o any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

         We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

o        Death Benefit Options

         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Death Benefit Option A
         Under Option A, the death benefit is the greater of:
          o    the Specified Amount of insurance coverage; and
          o    the Account Value multiplied by the corridor factor.

Death Benefit Option B
         Under Option B, the death benefit is the greater of:
           o the Specified Amount of insurance coverage plus the Account Value; and
           o   the Account Value multiplied by the corridor factor.

Death Benefit Option C
         Under Option C, the death benefit is the greater of:
          o the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
          o    the Account Value multiplied by the corridor factor.
         If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

         When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, the guideline premium limitations do not apply. The corridor factors are higher for the cash value accumulation test than for the guideline premium test. The corridor factors are shown in the Policy schedule.

o        Changes in Death Benefit Option

         You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules
        o    Your request for a change must be by Written Notice.
        o You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
        o    There is no fee to change your Policy death benefit option.
        o    Changing from Option B to Option A, or from Option C to Option A:
             The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.

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        o    Changing from Option A to Option B, or from Option C to Option B:
             The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
        o The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

o    Changes in Specified Amount

         The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section.).

         Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase, Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

         In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. Any change will take effect on the Monthly Date on or after the date we receive your Written Notice.

INCREASE ( ) in Coverage Rules
o The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
o An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time. (Underwriting requirements do not apply to requested increases if certain riders are part of your Policy.)
o Any increase of the Specified Amount will be subject to increased cost of insurance charges, monthly Specified Amount charges, and Surrender Charges based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE ( ) in Coverage Rules
o    The amount of any decrease may be no less than $1,000.
o    Any reduction in the Specified Amount will be in the following order:
     -    first, reduce the most recent increase of the Specified Amount;
     -    then, the next most recent increases; and
     -    finally, the Policy's initial Specified Amount.
o Any decrease of the Specified Amount you request will not reduce the Surrender Charges or the monthly Specified Amount charges in effect at the time of the decrease.
o The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o If the change is within the minimum no-lapse period, we will update the monthly Minimum No-Lapse Premium on the revised Policy schedule.

o        Use of Accounting Benefit Rider and Supplemental Coverage Rider

         When you apply for the Policy, you can combine coverage under either or both the Accounting Benefit Rider (ABR) and the Supplemental Coverage Rider
(SCR) with coverage under the base Policy. You must allocate at least $50,000 to base Specified Amount, and the total Specified Amount must be at least $100,000 if you elect the ABR and $250,000 if you elect the SCR. The SCR Specified Amount cannot exceed nine (9) times the base Specified Amount. Use of these riders will change the cost of your insurance coverage.

Accounting Benefit Rider

         Allocating a portion of the total Specified Amount to the ABR increases early year Cash Surrender Values and decreases later year Cash Surrender Values, as compared to all base coverage. There is no Surrender Charge associated with the ABR Specified Amount, but Monthly Deductions for the rider generally are higher than Monthly Deductions for base coverage. The Monthly Deduction for the ABR consists of a cost of insurance charge and an ABR Specified Amount charge. The ABR Specified Amount charge is an amount per $1000 of ABR Specified Amount and will vary based on gender, rate class, issue age, Policy year, and Specified Amount.

         This rider is available only at issue. You cannot surrender the rider separately from the Policy.

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Supplemental Coverage Rider

         The Supplemental Coverage Rider ("SCR") provides the opportunity to allocate part of the Policy's Specified Amount to this rider. The SCR will adjust over time to maintain total death benefit coverage as described below.

         The death benefit for the SCR is the difference between your total death benefit and the sum of the base death benefit and ABR death benefit. The SCR death benefit automatically adjusts daily as your base and ABR death benefits change. The total death benefit depends on which death benefit option is in effect:

         You may allocate a portion of the total specified amount to the SCR. The SCR death benefit will adjust over time to maintain the total death benefit as described below. The SCR death benefit at any point in time equals the difference between the total death benefit and the death benefit calculated without the SCR. The total death benefit depends on the death benefit option you select.

Option A: If Option A is in effect, the total death benefit is the greater of:
     1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount; and
     2.   the Account Value multiplied by the corridor factor.
Option B: If Option B is in effect, the total death benefit is the greater of:
     1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount plus the Account Value; and
     2.   the Account Value multiplied by the corridor factor.
Option C: If Option C is in effect, the total death benefit is the greater of:
     1. the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount plus the sum of premiums paid minus the sum of partial withdrawals taken; and
     2.   the Account Value multiplied by the corridor factor.
     If the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

         If the Account Value grows sufficiently large, it is possible for the SCR death benefit to become zero. As long as the SCR death benefit remains zero, the SCR cost of insurance will be zero. The SCR death benefit can never be less than zero. Even when the SCR death benefit is zero, the rider remains in effect until you remove it from the Policy.

          Example: If your Account Value increases over time due to positive investment performance in the Subaccounts you choose, and you elect the cash value accumulation test and death benefit option A, your Account Value multiplied by the corridor factor could exceed the sum of the base and ABR Specified Amounts. In that situation, your SCR death benefit would reduce so that your total death benefit remains constant. Eventually, your Account Value could peak and begin to decline so that, when multiplied by the corridor factor, the result would become less than the sum of the base and ABR Specified Amounts. In that situation, your SCR death benefit would increase so that your total death benefit remains constant.

         There is no Surrender Charge associated with the SCR Specified Amount. The Monthly Deduction for the SCR consists of a cost of insurance charge and an SCR Specified Amount charge. The SCR Specified Amount charge is an amount per $1000 of SCR Specified Amount and will vary based on gender, rate class, issue age, Policy year, and Specified Amount. Current rates for the SCR generally are lower than current rates for the base Policy, but maximum rates generally are higher.

No Maturity Date

         This Policy does not have a maturity date. There are no cost of insurance charges after the Insured reaches Attained Age 121.

         POLICY LOANS

         You may obtain a loan from the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

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         Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See the discussion at TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS.

                 Amount You Can Borrow                                         Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Standard Policy Loan.  You may borrow no more than:             Standard  Loan  Interest  Rate.  Current  net  annual
o      the Cash Surrender Value; minus                          loan  interest  rate of 1.0%:  we  charge  a  current
o      loan interest on Policy Debt  including the requested    interest  rate  with a 4.0%  effective  annual  yield
       loan to the next Annual Date; minus                      (guaranteed  not to exceed 4.0%),  but we also credit
o      the sum of the next three Monthly Deductions.            an interest  rate with an  effective  annual yield of
                                                                3.0% to any amounts in the loan account.
--------------------------------------------------------------- ------------------------------------------------------
                Amount You Can Borrow                                         Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Preferred  Rate Policy Loan.  After five (5) Policy  years,  a  Preferred  Loan  Interest  Rate.  Current  net annual portion of the Policy Debt may qualify for the preferred  loan  loan  interest  rate of 0.0%:  we  charge  a  current interest  rate.  The portion  eligible for the preferred  loan  interest  rate  with a 3.0%  effective  annual  yield
interest rate is:                                               (guaranteed  not to exceed 3.5%),  but we also credit
o      the Account Value; plus                                  an interest  rate with an  effective  annual yield of
o      the sum of partial withdrawals taken, minus              3.0% to any amounts in the loan account.
o      the sum of premiums paid.

Loan Rules
o    The Policy must be assigned to us as security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a loan account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
o Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy Debt exceeds Account Value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o You may repay Policy Debt in full or in part any time while the Policy is in force. We will deduct the amount of the loan repayment from the loan account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.
o The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.
o We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.

         CASH SURRENDER

         While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

         Cash Surrender Rules
          o We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o The applicable Surrender Charge is described in your Policy and in the CHARGES section of this prospectus.
          o We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

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         PARTIAL WITHDRAWAL

         While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal fee will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

         If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any fee.

         If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
o The applicable partial withdrawal fee is stated in your Policy and the CHARGES section of this prospectus.
     - The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a Pro-Rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Minimum No-Lapse Premium requirements. You may request a new illustration of Account Value from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o We may require proof of your age or survival or the age or survival of the payee.
o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

o        Payment of Death Benefit Proceeds

         We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

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TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

o        Life Insurance Qualification; Tax Treatment of Death Benefit

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. However, Congress has recently enacted new statutory provisions relating to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of a life insurance contract should consult a tax adviser.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

         A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

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o        Special Considerations for Corporations and Employers

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's Cash Surrender Value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.

o        Tax Treatment of Loans and Other Distributions

         Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
o the total of any premium payments or other consideration paid for the Policy, minus
o    any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
     o All distributions, including Surrenders and partial withdrawals, are treated as ordinary income subject to tax to the extent the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
     o Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
     o A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon Surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

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o        Other Policy Owner Tax Matters

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

         Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

         Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extneding many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.
         Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.
         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

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LEGAL PROCEEDINGS

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.


HOW TO GET FINANCIAL STATEMENTS

         Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.


DISTRIBUTION OF THE POLICY

         Our underwriter and affiliate, Ameritas Investment Corp., enters into contracts with its own registered representatives to sell Policies and with various broker-dealers ("Distributors") to distribute Policies through their representatives. Total commission paid for the Policies and other information about distribution compensation can be found in this Policy's Statement of Additional Information ("SAI"). Instructions to obtain an SAI are on the last page of this prospectus. It is also fair for you to ask a representative about the commission they earn for the sale of a Policy. Information about compensation we pay helps you determine whether a representative may have an incentive to recommend our product over another. In addition to regularly scheduled commission, which is indirectly paid for by certain Policy charges, distribution compensation can include periodic cash incentives paid based upon sales goals. We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to our affiliates or us. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2008 the list included the following firms:
Cambridge Investment Research, Inc., Commonwealth Financial Network, Harbour Investment, Inc., Investacorp Inc., Investors Capital Corp., LPL Financial Services and Sigma Financial Corporation. Any additional compensation is paid out of our own assets and will not result in any additional direct charge to you.

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APPENDIX A: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. The cost for each rider, if any, is explained in the CHARGES section.

o    Accelerated Benefit Rider
     This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness. The amount available as a living benefit is less than the total death benefit payable under the Policy.

o    Accidental Death Benefit Rider
     This rider provides an additional death benefit, payable if the Insured's death results from certain accidental causes.

o    Accounting Benefit Rider ("ABR") *
     This rider provides term insurance upon the Insured's life in addition to the Specified Amount of insurance coverage under the Policy.

o    Children's Insurance Rider
     This rider provides term life insurance protection, as defined in the rider, for the Insured's children.

o    Guaranteed Insurability Rider
     This rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

o    Insurance Exchange Rider
     This rider provides the right to exchange the Policy for a new policy on the life of a substitute insured. Exercise of the right is subject to satisfactory evidence of insurability of the substitute insured. Costs associated with the new policy will vary. For purposes of calculating any surrender charges subsequently imposed on the policy acquired by exchange, we will take into account the number of policy years that this Policy, and the policy acquired by exchange, have been in force. Exercise of this rider will result in a taxable exchange.

o    Paid-Up Insurance Benefit Endorsement
     This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.

o    Scheduled Increase Rider
     This rider provides for automatic increases in the Specified Amount on each Annual Date, subject to the terms of the rider. The amount of the increase is specified in the rider. The Insured's rate class on the issue date of the rider will be the rate class of the scheduled increases. You cannot add this rider if you have chosen the cash value accumulation test as your tax qualification test.

o    Supplemental Coverage Rider ("SCR") *
     This rider provides a supplemental death benefit that automatically adjusts over time to maintain the total death benefit coverage you select. For example, if your base death benefit (and any ABR term death benefit) decreases below the total death benefit, the SCR death benefit will increase to maintain the total death benefit amount.

o    Term Insurance Rider
     This rider provides term insurance upon an individual other than the insured.

o    Total Disability Benefit Rider
     This rider provides that during periods of the Insured's total disability, as defined in the rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the Cost of Insurance Charge for this rider. The Owner chooses the benefit level at the issue of the rider.

o    Waiver of Monthly Deduction Rider
     This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

* More information about the ABR and SCR riders is found in the Death Benefits section of this prospectus.

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DEFINED TERMS
Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the loan account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the loan account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value, minus the Surrender Charge, minus any Policy Debt.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our general account.

Insured means the person shown on the policy schedule upon whose life this policy is issued.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured's age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured's age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Minimum No-Lapse Premium means the amount that must be paid on a cumulative basis to keep this Policy in force during the minimum no-lapse period as shown on the Policy schedule.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

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Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Surrender Charge means the charge subtracted from the Account Value on the Surrender of this Policy.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Union Central means The Union Central Life Insurance Company.

Written Notice means information we have received at the Service Center, P.O. Box 82550, Lincoln, NE 68501 (or Union Central, 1876 Waycross Road, Cincinnati, Ohio 45240), fax 1-402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. The Insured may or may not be the Owner.

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         IMSA

         We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
                         for reviewing this prospectus.
    You should also review the fund prospectuses for the Subaccount variable
          Investment Option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
             wish to request a Statement of Additional Information,
               or inquire about a Policy, including a personalized
               illustration (without charge), contact your sales
                  representative, or write or telephone us at:

                    The Union Central Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                       or
                                  Union Central
                               1876 Waycross Road
                             Cincinnati, Ohio 45240

                       Toll-Free Telephone: 1-800-319-6902
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                         Internet: www.unioncentral.com

                           REMEMBER, THE CORRECT FORM
is important for us to process your Policy elections and changes accurately. Many service forms can be found in the "Products & Services" section of our Internet site. Or, call us at our toll-free number and we will send you the form you need.

         ILLUSTRATIONS

         Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Account Values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

         STATEMENT OF ADDITIONAL INFORMATION;
         REGISTRATION STATEMENT

         A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about the Separate Account and the Policy. You may obtain a copy by calling our toll-free telephone number, at the left. Within three Business Days after we receive your request for an SAI, we will send your copy, without charge, by first class mail or e-mail. Information about the Separate Account (including the SAI), is available on the SEC's Internet site (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-151914"), or can be reviewed and, for a fee, copied at or ordered from the SEC's Public Reference Room, 100 F Street, NE, Washington, D.C. 20549-0102. (You may direct questions to the SEC at 202-551-8090.)

         REPORTS TO YOU

         We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account, the annual report will also be the only confirmation you have of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Debt, transfers between Investment Options, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive additional periodic reports that the SEC may require.

Excel Performance VUL        Last Page             SEC Registration #: 811-09076

                              CARILLON LIFE ACCOUNT

                                       of

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

           1876 Waycross Road o Cincinnati, Ohio 45240 o 513-595-2600


                       STATEMENT OF ADDITIONAL INFORMATION
                              Excel Performance VUL
                               Excel Accumulator VUL
                                Excel Choice VUL
                            Excel Executive Edge VUL

                                May 1, 2009

This Statement of Additional Information ("SAI") is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Life Account's ("CLA") current Prospectus for the Excel Performance VUL, dated May 1, 2009, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at 800-319-6902, or writing to P.O. Box 40409, Cincinnati, Ohio 45240-0409.

                                TABLE OF CONTENTS

TABLE OF CONTENTS.......................................................................1
   General Information and History......................................................2
   Multiple Beneficiaries...............................................................2
   Additional Information about Operation of Policies and Carillon Life Account.........2
   Reports to Policy Owners.............................................................2
   Assignment...........................................................................3
   Services.............................................................................3
   Distribution of the Policies.........................................................3
   Custody of Assets and Administrative Services........................................6
   Independent Auditors and Independent Registered Public Accounting Firm...............6
   Underwriting Procedure...............................................................6
   Model Asset Allocation Program.......................................................6

Financial Statements of Carillon Life Account and of Union Central follow Page 8 of this Statement of Additional Information.

General Information and History

The Union Central Life Insurance Company ("Union Central") is an Ohio company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The policy is issued by Union Central.

On January 1, 2006, Union Central, an Ohio mutual life insurance company, converted to an Ohio stock life insurance subsidiary of a newly formed Ohio mutual insurance holding company. The new Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company ("UNIFI"), and Union Central became an indirect wholly owned subsidiary of UNIFI (we are wholly owned by Ameritas Holding Company, a Nebraska holding company, which in turn is wholly owned by UNIFI).

Carillon Life Account was established under Ohio law on July 10, 1995. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and is a separate account within the meaning of the federal securities laws.

Multiple Beneficiaries

When policies have multiple beneficiaries, we provide each beneficiary with payment option information, as described in the prospectus. Generally, death benefits are paid in a lump sum as described in the prospectus. Unless the owner of the policy made an election as to how the beneficiaries would be paid, each beneficiary can make his or her own election as to payment of proceeds. The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of the insured's death to the date of payment to each beneficiary.

Additional Information about Operation of Policies and Carillon Life Account

Carillon Life Account has participation agreements with the various fund companies for the portfolios underlying the subaccount investment options in the policy. These agreements describe the rights and responsibilities of Union Central, Ameritas Investment Corp., the principal underwriter, which is an affiliate of Union Central, and the applicable fund family as they relate to the use of the portfolios in the policy. The participation agreements are filed as exhibits to the registration statement.

Reports to Policy Owners

Each year you will be sent a report at your last known address showing, as of the end of the current report period: account value; cash value; death benefit; amount of interest credited to the guaranteed account; change in value of the variable account; premiums paid since the last report; loans; partial cash surrenders; expense charges; and cost of insurance charges since the prior report; and any other information required by law. You will receive similar reports each calendar quarter as well. You will also be sent an annual and a semi-annual report for each portfolio underlying a subaccount to which you have allocated account value, including a list of the securities held in each portfolio, as required by the 1940 Act. In addition, when you pay premium payments, or if you take out a loan, transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of premium payments automatically deducted from your checking account, Portfolio Rebalancing, Dollar Cost Averaging, and Earnings Sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

Carillon Life Account SAI              2

Assignment

You may assign your policy in accordance with its terms. In order for any assignment to be binding on us, it must be in writing and filed at the home office. Once we have received a signed copy of the assignment, your rights and the interest of any beneficiary (or any other person) will be subject to the assignment. We assume no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any policy debt.

Services

Affiliates fo Union Central provide administrative services to Union Central relating to policies offered by its separate accounts, including Carillon Life Account (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Union Central. The Agreement is not an agreement of the Registrant, nor are the services under the Agreement provided to the Registrant. For the services provided to Union Central relating to the Registrant and its variable life insurance policies under the terms of the Agreement, Union Central paid the following amounts to the listed affiliates in teh last three years:

                                   -------------- -------------- --------------
AFFILIATE:              YEAR:           2006           2007           2008
-------------------------------------------------------------------------------
Ameritas Life Insurance Corp.         $95,654         $301,242      $590,589
-------------------------------------------------------------------------------
Acacia Life Insurance Company         $35,601          $39,921      $149,458
-------------------------------------------------------------------------------

Matters of state and federal law pertaining to the policies have been reviewed by the UNIFI legal staff.

Distribution of the Policies

We offer the policies to the public on a continuous basis through the Distributor. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

The principal underwriter for the policies is Ameritas Investment Corp. ("AIC" or the "Distributor"), 5900 "O" Street, Lincoln, Nebraska. Carillon Investments, Inc. ("CII"), an affiliate of Union Central, was the underwriter for the policies prior to its merger with and into AIC on July 1, 2006. The Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Investments Regulatory Authority ("FINRA"). The Distributor offers the policies through its sales representatives. We and the Distributor also may enter into selling agreements with other broker-dealers, which are members of FINRA, for sales of the policies through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

Commissions paid on the policy, as well as other incentives or payments, are not charged directly to the policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy.

AIC and CII received sales compensation with respect to the Policies issued under this separate account in the following amounts during the periods indicated:

Carillon Life Account SAI              3

                                                                          2006             2007            2008
                                                                          ----             ----            ----
     Ameritas Investment Corp. (July 1, 2006 through December 31, 2008):
----------------------------------------------------------------------- --------------- -------------- ---------------
Variable life insurance commission paid to AIC that was paid to other     $2,337,677      $5,058,076     $4,828,881
broker-dealers and representatives (not kept by AIC).
----------------------------------------------------------------------- --------------- -------------- ---------------
Variable life insurance commission earned and kept by AIC.                        $0              $0              $0
----------------------------------------------------------------------- --------------- -------------- ---------------
Fees we paid to AIC for variable life insurance Principal Underwriter        $87,023              $0              $0
services.
----------------------------------------------------------------------------------------------------------------------
     Carillon Investments, Inc. (through June 30, 2006)
----------------------------------------------------------------------- --------------- -------------- ---------------
Variable life insurance commission paid to CII that was paid to other     $2,091,550
broker-dealers and representatives (not kept by CII).
----------------------------------------------------------------------- --------------- -------------- ---------------
Variable life insurance commission earned and kept by CII.                        $0
----------------------------------------------------------------------- --------------- -------------- ---------------
Fees we paid to CII for variable life insurance Principal Underwriter        $79,652
services.
----------------------------------------------------------------------- --------------- -------------- ---------------

We pay commissions for the sale of the policies. Because sales representatives of the Distributor are also insurance agents for The Union Central Life Insurance Company, Ameritas Life Insurance Corp. and/or Acacia Life Insurance Company ("UNIFI Companies"), they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that UNIFI Companies offer. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from UNIFI Companies for services that do not directly involve the sale of the policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's sales representatives who meet certain UNIFI Companies productivity, persistency and length of service standards may be eligible for additional compensation. These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus' CHARGES section.

For the Excel Performance VUL, if the ABR is not selected, the maximum commissions payable are: 105% of premiums up to the target premium and 4% of premiums above that amount paid in the first policy year; 4% of premium paid in policy years 2 through 10; and 2% of premium paid thereafter as a service fee. If the ABR is selected, the maximum commissions payable are: 105% of first-year premium allocated to the base policy up to the base policy target premium; 35% of first-year premium allocated to the ABR up to the ABR target premium; 4% of first-year premium in excess of the sum of the base and ABR target premiums; 25% of premium allocated to the ABR up to the ABR target premium in each of policy years 2 through 5; 4% of premium on any additional premium paid in each of policy years 2 through 5; 4% of premium paid in policy years 6 through 10; and 2% of premium paid thereafter as a service fee. The SCR does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in planned periodic premium that occurs during the policy year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, in an amount of 0.25%.

For the Excel Accumulator VUL (not available for new sales), if the ABR is not selected, the maximum commissions payable are: 50% of premiums up to the target premium and 2% of premiums above that amount paid in the first policy year; 2% of premium paid in policy years 2 through 10; and 2% of premium paid thereafter as a service fee. If the ABR is selected, premium paid in the first policy year is allocated to the base policy and the ABR in proportion to the base and ABR specified amounts. The maximum commissions payable in the first policy year are:
50% of first-year premium allocated to the base policy up to the base policy target premium; 15% of first-year premium allocated to the ABR up to

Carillon Life Account SAI              4
the ABR target premium; and 2% of first-year premium in excess of the sum of the base and ABR target premiums. The SCR does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in planned periodic premium that occurs during the policy year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, in an amount of 0.20%.

For the Excel Choice (not available for new sales), the maximum commissions payable are: 50% of premiums up to the target premium and 2% of premiums above that amount paid in the first policy year; 2% of premium paid in Policy years 2 through 10; and 2% of premium paid thereafter as a service fee. A "target premium" is an amount of premium based on the insured's age at issue, sex, rate class, specified amount, and supplemental and/or rider benefits. For each premium received following an increase in specified amount, a first-year commission on such premiums will be paid up to the target premium for the increase in the year in which the increase occurs; the commission will be calculated as described above, with each increase in specified amount beginning its own commission schedule. Substandard risks do not affect target premiums, and have no effect on commissions; riders, to the extent they affect target premiums, may result in additional compensation.

For the Excel Executive Edge (not available for new sales), the maximum commissions payable are: 50% of premiums up to the target premium and 2% of premiums above that amount paid in the first policy year; 2% of premium paid in Policy years 2 through 10; and 2% of premium paid thereafter as a service fee. In addition, selling agents may be paid a maximum of 15% of planned periodic premiums attributed to the ABR specified amount paid up to an amount equal to one "target premium." A "target premium" is an amount of premium based on the insured's age at issue, sex, rate class, specified amount, and supplemental and/or rider benefits. ART specified amount does not have planned periodic premiums attributable to it. For each premium received following an increase in specified amount, a first-year commission on such premiums will be paid up to the target premium for the increase in the year in which the increase occurs; the commission will be calculated as described above, with each increase in specified amount beginning its own commission schedule. Substandard risks do not affect target premiums, and have no effect on commissions; riders, to the extent they affect target premiums, may result in additional compensation.

Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

We may pay certain broker-dealers an additional bonus after the first policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular policy year. These broker-dealers may share the bonus or other additional compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.

Some funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows Class 12b-1 shares of the portfolios to pay fees out of portfolio assets to those who sell and distribute portfolio shares. The Distributor receives .25% from Franklin Templeton Variable Insurance Products Trust Franklin Income Securities Fund, Class 2, T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio-II and T. Rowe Price Equity Income Portfolio-II, and W&R Target Funds, Inc. Science and Technology Portfolio. In addition to 12b-1 fees, some portfolios pay annual revenue sharing of between .05% and .25% of subaccount assets for our providing various shareholder support and marketing services.

Carillon Life Account SAI              5

Custody of Assets and Administrative Service

Title to the assets of Carillon Life Account is held by Union Central. Records are maintained of all purchases and redemptions of portfolio shares held by each of the subaccounts. Our affiliate, Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510, maintains physical possession of all accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules under that section under a General Administrative Services Agreement among the UNIFI companies.

Independent Auditors and Independent Registered Public Accounting Firms

The balance sheets - statutory-basis of The Union Central Life Insurance Company, a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007, and the related statements of income and changes in capital and surplus - statutory-basis and cash flows - statutory-basis for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Carillon Life Account as of December 31, 2008, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the three years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, Nebaska 68505.

Underwriting Procedure

The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For the Excel Performance VUL, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. For all other policies, the guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

Actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

Model Asset Allocation Program

MORNINGSTAR(R) ASSET ALLOCATOR offered through AMERITAS INVESTMENT CORP.

Carillon Life Account SAI              6

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Carillon Life Account SAI              7

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. In addition, AIC receives fees as distributor for the Summit Mutual Funds, Inc., Summit Pinnacle Series. We and AIC may receive fees for administrative services from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher fees for administrative services or distribution fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.


Carillon Life Account SAI              8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
The Union Central Life Insurance Company
Cincinnati, Ohio

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise the Carillon Life Account (the "Account") as of December 31, 2008 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the three years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights per Note 5 for the two years ended December 31, 2005, were audited by other auditors whose report dated March 31, 2006, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Carillon Life Account as of December 31, 2008, the results of operations for the period then ended, the changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the three years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 19, 2009

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS
INVESTMENTS AT FAIR VALUE:

     The Alger American Fund (Alger):
     --------------------------------
        Alger American Capital Appreciation Portfolio, Class O (Capital App) -
            31,875.646 shares at $30.39 per share (cost $1,409,007)                              $         968,701
        Alger American MidCap Growth Portfolio, Class O (Mid Cap) -
            213,929.097 shares at $7.04 per share (cost $3,653,177)                                      1,506,061
        Alger American Balanced Portfolio, Class O (Balanced) -
            0.000 shares at $8.64 per share (cost $0)                                                         ----
     American Century Investments (American Century):
     ------------------------------------------------
        American Century VP Income & Growth Fund Portfolio, Class I (Income & Growth) -
            219,466.116 shares at $4.82 per share (cost $1,561,000)                                      1,057,827
        American Century VP Value Fund Portfolio, Class I (Value) -
            764,794.459 shares at $4.68 per share (cost $5,592,975)                                      3,579,238
        American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
            31,312.545 shares at $9.78 per share (cost $371,142)                                           306,237
        American Century VP International Fund Portfolio, Class I (International) -
            51,272.929 shares at $5.94 per share (cost $497,926)                                           304,561
     DWS Variable Series I (Scudder):
     --------------------------------
        DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
            260,333.235 shares at $13.55 per share (cost $4,280,944)                                     3,527,515
     DWS Variable Series II (Scudder):
     ---------------------------------
        DWS International VIP Portfolio, Class A (International) -
            610,301.376 shares at $6.52 per share (cost $6,068,721)                                      3,979,165
        DWS Money Market VIP Portfolio, Class A (Money Market) -
            6,539,499.760 shares at $1.00 per share (cost $6,539,500)           $     6,539,500
                Dividends Receivable                                                      4,979
                                                                               -----------------
                   Total                                                                                6,544,479
        DWS Dreman Small Mid Value VIP Portfolio, Class A (Mid Value) -
            37,926.605 shares at $7.93 per share (cost $390,473)                                           300,758
        DWS Global Thematic VIP Portfolio, Class A (Global) -
            33,159.062 shares at $5.84 per share (cost $328,843)                                           193,649
     Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
     --------------------------------------------------------------------------
        Templeton Growth Securities Fund Portfolio, Class 2 (Growth Securities) -
            9,989.443 shares at $8.20 per share (cost $135,035)                                             81,913
        Templeton Foreign Securities Fund Portfolio, Class 2 (Foreign Securities) -
            258,470.854 shares at $10.76 per share (cost $3,804,106)                                     2,781,146
        Franklin Income Securities Fund Portfolio, Class 2 (Income) -
            0.000 shares at $11.34 per share (cost $0)                                                        ----
     AIM Variable Insurance Funds (AIM):
     -----------------------------------
        AIM V.I. Balance Fund Portfolio, Series I (Balance) -
            1,556.683 shares at $6.81 per share (cost $18,090)                                              10,601

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     AIM Variable Insurance Funds (AIM),(continued):
     -----------------------------------------------
        AIM V.I. Basic Value Fund Portfolio, Series I (Basic Value) -
            15,181.768 shares at $4.10 per share (cost $135,510)                                 $          62,245
        AIM V.I. Capital Appreciation Fund Portfolio, Series I (Capital Appreciation) -
            172,142.963 shares at $16.89 per share (cost $3,938,711)                                     2,907,495
        AIM V.I. International Growth Fund Portfolio, Series I (Intl Growth) -
            3,219.221 shares at $19.49 per share (cost $72,786)                                             62,743
        AIM V.I. Global Real Estate Fund Portfolio, Series I (Global) -
            0.000 shares at $9.23 per share (cost $0)                                                         ----
        AIM V.I. Small Cap Equity Fund Portfolio, Series I (Small Cap) -
            0.000 shares at $10.62 per share (cost $0)                                                        ----
     The Universal Institutional Funds, Inc. (Van Kampen):
     -----------------------------------------------------
        UIF Core Plus Fixed Income Portfolio, Class I (Core+Fixed) -
            56,541.792 shares at $9.91 per share (cost $631,823)                                           560,329
        UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
            156,165.944 shares at $8.21 per share (cost $2,815,377)                                      1,282,122
        UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
            50,445.829 shares at $7.66 per share (cost $711,025)                                           386,415
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
     --------------------------------------------------------------
        Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
            6,621.096 shares at $8.60 per share (cost $89,576)                                              56,941
        Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
            124,377.502 shares at $12.45 per share (cost $1,902,722)                                     1,548,500
     MFS Variable Insurance Trust (MFS):
     -----------------------------------
        MFS VIT Growth Series Portfolio, Initial Class (Growth) -
            264,697.094 shares at $15.62 per share (cost $4,358,112)                                     4,134,569
        MFS VIT Investor Trust Series Portfolio, Initial Class (Investor Trust) -
            257,374.854 shares at $14.64 per share (cost $4,678,324)                                     3,767,968
        MFS VIT New Discovery Series Portfolio, Initial Class (New Discovery) -
            173,059.592 shares at $8.23 per share (cost $2,380,713)                                      1,424,280
        MFS VIT Total Return Series Portfolio, Initial Class (Total Return) -
            221,047.296 shares at $15.42 per share (cost $4,302,370)                                     3,408,549
        MFS VIT High Income Series Portfolio, Initial Class (High Income) -
            318,620.780 shares at $6.23 per share (cost $2,982,637)                                      1,985,007
        MFS VIT Research International Series Portfolio, Initial Class (Research) -
            141,851.630 shares at $8.89 per share (cost $1,796,452)                                      1,261,061
        MFS VIT Utilities Series Portfolio, Initial Class (Utilities) -
            681.902 shares at $18.24 per share (cost $17,876)                                               12,438
        MFS VIT Value Series Portfolio, Initial Class (Value) -
            0.000 shares at $9.76 per share (cost $0)                                                         ----

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Oppenheimer Variable Account Funds (Oppenheimer):
     -------------------------------------------------
        Oppenheimer Capital Appreciation Fund/VA Portfolio,
        Non-Service Shares (Cap App) -
            6,720.688 shares at $25.67 per share (cost $265,840)                                 $         172,520
        Oppenheimer Global Securities Fund/VA Portfolio,
        Non-Service Shares (Global Securities) -
            135,284.798 shares at $20.21 per share (cost $3,987,086)                                     2,734,106
        Oppenheimer Main Street Fund/VA Portfolio,
        Non-Service Shares (Growth & Income) -
            151,169.142 shares at $14.56 per share (cost $2,963,495)                                     2,201,023
     Seligman Portfolios, Inc. (Seligman):
     -------------------------------------
        Seligman Communications and Information Portfolio, Class 2 (Comm & Info) -
            25,309.962 shares at $12.26 per share (cost $373,240)                                          310,300
        Seligman Smaller-Cap Value Portfolio, Class 2 (Smaller Cap) -
            591,863.402 shares at $4.67 per share (cost $5,936,726)                                      2,764,002
     Summit Mutual Funds, Inc., Summit Pinnacle Series (Summit):
     -----------------------------------------------------------
        Summit EAFE International Index Portfolio (EAFE Intl.) -
            35,861.612 shares at $56.54 per share (cost $3,193,599)                                      2,027,616
        Summit Barclays Capital Aggregate Bond Index Portfolio (Barclays) -
            32,085.605 shares at $51.17 per share (cost $1,585,894)                                      1,641,820
        Summit S&P 500 Index Portfolio (S&P 500) -
            296,732.679 shares at $58.44 per share (cost $22,781,247)                                   17,341,058
        Summit Nasdaq-100 Index Portfolio (Nasdaq 100) -
            138,620.883 shares at $16.63 per share (cost $2,794,266)                                     2,305,265
        Summit Russell 2000 Small Cap Index Portfolio (Russell) -
            85,186.512 shares at $40.41 per share (cost $4,833,309)                                      3,442,387
        Summit S&P MidCap 400 Index Portfolio (Midcap 400) -
            168,971.852 shares at $40.39 per share (cost $9,519,863)                                     6,824,773
        Summit Zenith Portfolio (Zenith) -
            107,569.200 shares at $49.45 per share (cost $8,689,468)                                     5,319,297
        Summit Balanced Index Portfolio (Balanced) -
            20,278.276 shares at $39.21 per share (cost $888,269)                                          795,111
        Summit Natural Resources Portfolio (Natural Resources) -
            8,530.908 shares at $36.41 per share (cost $485,547)                                           310,610
        Summit Inflation Protection Plus Portfolio (Inflation) -
            9,204.007 shares at $49.69 per share (cost $492,327)                                           457,347
        Summit Lifestyle EFT Market Strategy Aggressive Portfolio (Aggressive) -
            78.139 shares at $36.34 per share (cost $2,781)                                                  2,840

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Summit Mutual Funds, Inc., Summit Pinnacle Series (Summit), continued:
     ----------------------------------------------------------------------
        Summit Lifestyle EFT Market Strategy Conservative Portfolio (Conservative) -
            1,096.450 shares at $43.61 per share (cost $52,248)                                  $          47,816
        Summit Lifestyle EFT Market Strategy Target Portfolio (Target) -
            621.990 shares at $38.51 per share (cost $30,187)                                               23,953
     Calvert Variable Series, Inc. (Calvert):
     ----------------------------------------
        Income Portfolio (Income) -
            331,184.737 shares at $13.40 per share (cost $4,685,426)                                     4,437,875
        Social Equity Portfolio (Social Equity) -
            30.786 shares at $12.95 per share (cost $543)                                                      399
        Social Balanced Portfolio (Balanced) -
            0.000 shares at $1.248 per share (cost $0)                                                        ----
        Social International Equity Portfolio (International) -
            0.000 shares at $9.12 per share (cost $0)                                                         ----
     Calvert Variable Series, Inc. (Ameritas):
     -----------------------------------------
        Ameritas Core Strategies Portfolio (Core Strat) -
            103,891.430 shares at $11.60 per share (cost $1,760,934)                                     1,205,141
        Ameritas MidCap Growth Portfolio (Growth) -
            0.000 shares at $14.57 per share (cost $0)                                                        ----
        Ameritas MidCap Value Portfolio (Value) -
            0.000 shares at $9.91 per share (cost $0)                                                         ----
        Ameritas Money Market Portfolio (Money Market) -
            0.000 shares at $1.00 per share (cost $0)                                                         ----
        Ameritas Small Capitalization Portfolio (Small Cap) -
            0.000 shares at $23.58 per share (cost $0)                                                        ----
        Ameritas Small Company Equity Portfolio (Small Co.) -
            0.000 shares at $12.42 per share (cost $0)                                                        ----
     Fidelity Variable Insurance Products (Fidelity):
     ------------------------------------------------
        Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
            30,391.777 shares at $15.39 per share (cost $719,676)                                          467,729
        Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity Inc. SC2) -
            18,040.368 shares at $13.18 per share (cost $356,404)                                          237,772
        Fidelity VIP High Income Portfolio, Service Class 2 (High Inc. SC2) -
            99,195.769 shares at $3.96 per share (cost $547,336)                                           392,815
        Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Bond IC) -
            0.000 shares at $11.84 per share (cost $0)                                                        ----
        Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
            0.000 shares at $18.43 per share (cost $0)                                                        ----

The accompanying notes are an integral part of these financial statements.

                                      FS-5

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2008

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Fidelity Variable Insurance Products (Fidelity), continued:
     -----------------------------------------------------------
        Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
            0.000 shares at $12.17 per share (cost $0)                                           $            ----
        Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
            0.000 shares at $8.94 per share (cost $0)                                                         ----
     Third Avenue Variable Series Trust (Third Avenue):
     --------------------------------------------------
        Third Avenue Value Portfolio (Value) -
            45,795.977 shares at $12.01 per share (cost $965,109)                                          550,010
     T. Rowe Price Equity Series, Inc. (T. Rowe):
     --------------------------------------------
        T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
            220,503.537 shares at $6.70 per share (cost $2,145,092)                                      1,477,374
        T. Rowe Price Equity Income Portfolio-II (Equity Income) -
            0.000 shares at $14.31 per share (cost $0)                                                        ----
     PIMCO Variable Insurance Trust (Pimco):
     ---------------------------------------
        PIMCO Total Return Portfolio, Administrative Class (Total Return) -
            0.000 shares at $10.31 per share (cost $0)                                                        ----
     Ivy Funds Variable Insurance Portfolios, Inc. (Ivy):
     ----------------------------------------------------
        Ivy Funds VIP Science and Technology Portfolio (Science) -
            0.000 shares at $11.43 per share (cost $0)                                                        ----
                                                                                                --------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                              $     105,493,472
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Alger
                                                                              --------------------------------------

                                                                                 Capital App
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (8,212)
                                                                              ------------------
Net investment income(loss)                                                              (8,212)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (12,632)
                                                                              ------------------
Net realized gain(loss)                                                                 (12,632)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (704,335)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (725,179)
                                                                              ==================


                                                                                           Capital App
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (8,212)  $         (5,636)
   Net realized gain(loss)                                                              (12,632)            72,640
   Net change in unrealized appreciation/depreciation                                  (704,335)           156,780
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (725,179)           223,784
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                  302,113            164,608
   Transfers between subaccounts (including fixed account), net                         237,642            514,626
   Transfers for policyowner benefits and terminations                                 (120,743)           (93,930)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    419,012            585,304
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (306,167)           809,088
Net assets at beginning of period                                                     1,274,868            465,780
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        968,701   $      1,274,868
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                   Alger                                                American Century
----------------------------------------------------------------------------- --------------------------------------
                                                                                   Income &
      Mid Cap                               Balanced                                Growth
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $          4,080                       $           ----                       $         26,962
          (17,452)                                  ----                                 (9,383)
-------------------                    -------------------                    -------------------
          (13,372)                                  ----                                 17,579
-------------------                    -------------------                    -------------------


          847,448                                   ----                                161,523
         (228,344)                                  ----                                (26,778)
-------------------                    -------------------                    -------------------
          619,104                                   ----                                134,745
-------------------                    -------------------                    -------------------

       (2,539,483)                                  ----                               (696,472)
-------------------                    -------------------                    -------------------


 $     (1,933,751)                      $           ----                       $       (544,148)
===================                    ===================                    ===================


               Mid Cap                               Balanced                            Income & Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $        (13,372)   $        (16,897)  $           ----    $           ----   $         17,579   $         15,133
          619,104             326,870               ----                ----            134,745             44,016
       (2,539,483)            288,416               ----                ----           (696,472)           (81,414)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (1,933,751)            598,389               ----                ----           (544,148)           (22,265)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          637,569             568,121               ----                ----            299,068            272,259
           19,907             437,243               ----                ----           (115,174)           175,020
         (310,695)           (211,841)              ----                ----           (193,890)          (199,459)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          346,781             793,523               ----                ----             (9,996)           247,820
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (1,586,970)          1,391,912               ----                ----           (554,144)           225,555
        3,093,031           1,701,119               ----                ----          1,611,971          1,386,416
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      1,506,061    $      3,093,031   $           ----    $           ----   $      1,057,827   $      1,611,971
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        American Century
                                                                              --------------------------------------

                                                                                    Value
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        114,109
   Mortality and expense risk charge                                                    (33,073)
                                                                              ------------------
Net investment income(loss)                                                              81,036
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      605,805
   Net realized gain(loss) on sale of fund shares                                      (316,099)
                                                                              ------------------
Net realized gain(loss)                                                                 289,706
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,765,715)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,394,973)
                                                                              ==================


                                                                                              Value
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         81,036   $         47,169
   Net realized gain(loss)                                                              289,706            639,519
   Net change in unrealized appreciation/depreciation                                (1,765,715)        (1,009,694)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,394,973)          (323,006)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  780,033            947,739
   Transfers between subaccounts (including fixed account), net                        (306,286)          (142,604)
   Transfers for policyowner benefits and terminations                                 (879,230)          (588,337)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                  (405,483)           216,798
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,800,456)          (106,208)
Net assets at beginning of period                                                     5,379,694          5,485,902
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      3,579,238   $      5,379,694
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                              American Century                                               Scudder
----------------------------------------------------------------------------- --------------------------------------
     Mid Cap
      Value                              International                          Capital Growth
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $          2,579                       $         52,623
             (880)                                (2,767)                               (27,640)
-------------------                    -------------------                    -------------------
             (880)                                  (188)                                24,983
-------------------                    -------------------                    -------------------


             ----                                 30,291                                   ----
           (5,518)                               (14,801)                                54,242
-------------------                    -------------------                    -------------------
           (5,518)                                15,490                                 54,242
-------------------                    -------------------                    -------------------

          (64,906)                              (228,483)                            (1,896,326)
-------------------                    -------------------                    -------------------


 $        (71,304)                      $       (213,181)                      $     (1,817,101)
===================                    ===================                    ===================


            Mid Cap Value                          International                         Capital Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           (880)   $           ----   $           (188)   $           (535)  $         24,983   $         (1,920)
           (5,518)               ----             15,490              26,050             54,242           (236,145)
          (64,906)               ----           (228,483)              7,464         (1,896,326)           869,443
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (71,304)               ----           (213,181)             32,979         (1,817,101)           631,378
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           65,480                ----            198,693             137,064            649,555            778,582
          339,995                ----             49,330              38,988           (319,015)          (340,299)
          (27,934)               ----            (67,269)            (44,200)          (800,643)          (803,997)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          377,541                ----            180,754             131,852           (470,103)          (365,714)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          306,237                ----            (32,427)            164,831         (2,287,204)           265,664
             ----                ----            336,988             172,157          5,814,719          5,549,055
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        306,237    $           ----   $        304,561    $        336,988   $      3,527,515   $      5,814,719
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Scudder
                                                                              --------------------------------------

                                                                                International
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         91,730
   Mortality and expense risk charge                                                    (37,728)
                                                                              ------------------
Net investment income(loss)                                                              54,002
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    1,192,936
   Net realized gain(loss) on sale of fund shares                                        72,393
                                                                              ------------------
Net realized gain(loss)                                                               1,265,329
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (5,205,804)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (3,886,473)
                                                                              ==================


                                                                                          International
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         54,002   $        137,070
   Net realized gain(loss)                                                            1,265,329             27,756
   Net change in unrealized appreciation/depreciation                                (5,205,804)           838,360
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (3,886,473)         1,003,186
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                  692,532            745,803
   Transfers between subaccounts (including fixed account), net                         (40,295)            77,977
   Transfers for policyowner benefits and terminations                                 (995,921)          (921,770)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                  (343,684)           (97,990)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (4,230,157)           905,196
Net assets at beginning of period                                                     8,209,322          7,304,126
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      3,979,165   $      8,209,322
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Scudder
--------------------------------------------------------------------------------------------------------------------
      Money
      Market                               Mid Value                                Global
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        144,284                       $           ----                       $           ----
          (38,012)                                  (865)                                  (960)
-------------------                    -------------------                    -------------------
          106,272                                   (865)                                  (960)
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
             ----                                 (4,353)                               (11,164)
-------------------                    -------------------                    -------------------
             ----                                 (4,353)                               (11,164)
-------------------                    -------------------                    -------------------

             ----                                (89,716)                              (135,194)
-------------------                    -------------------                    -------------------


 $        106,272                       $        (94,934)                      $       (147,318)
===================                    ===================                    ===================


            Money Market                             Mid Value                               Global
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $        106,272    $        176,744   $           (865)  $           ----    $           (960)  $           ----
             ----                ----             (4,353)              ----             (11,164)              ----
             ----                ----            (89,716)              ----            (135,194)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          106,272             176,744            (94,934)              ----            (147,318)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        3,684,722           4,144,064             62,973               ----              26,238               ----
       (1,376,794)         (3,357,153)           357,385               ----             325,599               ----
       (1,213,933)          1,113,090            (24,666)              ----             (10,870)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
        1,093,995           1,900,001            395,692               ----             340,967               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,200,267           2,076,745            300,758               ----             193,649               ----
        5,344,212           3,267,467               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      6,544,479    $      5,344,212   $        300,758   $           ----    $        193,649   $           ----
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Franklin Templeton
                                                                              --------------------------------------
                                                                                   Growth
                                                                                 Securities
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          1,581
   Mortality and expense risk charge                                                       (689)
                                                                              ------------------
Net investment income(loss)                                                                 892
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                        6,230
   Net realized gain(loss) on sale of fund shares                                        (3,450)
                                                                              ------------------
Net realized gain(loss)                                                                   2,780
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (55,390)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (51,718)
                                                                              ==================


                                                                                        Growth Securities
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            892   $            463
   Net realized gain(loss)                                                                2,780              5,494
   Net change in unrealized appreciation/depreciation                                   (55,390)            (5,722)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (51,718)               235
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   56,935             44,620
   Transfers between subaccounts (including fixed account), net                         (13,425)            25,341
   Transfers for policyowner benefits and terminations                                  (19,903)           (17,213)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                    23,607             52,748
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  (28,111)            52,983
Net assets at beginning of period                                                       110,024             57,041
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         81,913   $        110,024
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                             Franklin Templeton                                                AIM
----------------------------------------------------------------------------- --------------------------------------
     Foreign
    Securities                               Income                                Balance
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        131,731                       $           ----                       $            705
          (36,289)                                  ----                                   (149)
-------------------                    -------------------                    -------------------
           95,442                                   ----                                    556
-------------------                    -------------------                    -------------------


          539,139                                   ----                                   ----
          204,037                                   ----                                 (2,040)
-------------------                    -------------------                    -------------------
          743,176                                   ----                                 (2,040)
-------------------                    -------------------                    -------------------

       (3,294,278)                                  ----                                 (6,661)
-------------------                    -------------------                    -------------------


 $     (2,455,660)                      $           ----                       $         (8,145)
===================                    ===================                    ===================


         Foreign Securities                           Income                                 Balance
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $         95,442    $         87,154   $           ----   $           ----    $            556   $            555
          743,176             490,891               ----               ----              (2,040)               436
       (3,294,278)            394,202               ----               ----              (6,661)            (1,147)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (2,455,660)            972,247               ----               ----              (8,145)              (156)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          366,629           1,226,476               ----               ----               5,038             13,437
       (1,853,725)            (14,794)              ----               ----              (8,261)            12,676
       (1,129,648)           (838,042)              ----               ----              (5,411)            (6,429)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
       (2,616,744)            373,640               ----               ----              (8,634)            19,684
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (5,072,404)          1,345,887               ----               ----             (16,779)            19,528
        7,853,550           6,507,663               ----               ----              27,380              7,852
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      2,781,146    $      7,853,550   $           ----   $           ----    $         10,601   $         27,380
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               AIM
                                                                              --------------------------------------

                                                                                 Basic Value
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $            863
   Mortality and expense risk charge                                                       (616)
                                                                              ------------------
Net investment income(loss)                                                                 247
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                       18,670
   Net realized gain(loss) on sale of fund shares                                        (4,150)
                                                                              ------------------
Net realized gain(loss)                                                                  14,520
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (69,910)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (55,143)
                                                                              ==================


                                                                                           Basic Value
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            247   $            (22)
   Net realized gain(loss)                                                               14,520              6,625
   Net change in unrealized appreciation/depreciation                                   (69,910)            (7,020)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (55,143)              (417)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   46,575             48,322
   Transfers between subaccounts (including fixed account), net                          (8,835)             5,488
   Transfers for policyowner benefits and terminations                                  (14,609)           (16,523)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                    23,131             37,287
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  (32,012)            36,870
Net assets at beginning of period                                                        94,257             57,387
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         62,245   $         94,257
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                         AIM
--------------------------------------------------------------------------------------------------------------------
     Capital                                  Intl
   Appreciation                              Growth                                 Global
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $            314                       $           ----
          (28,687)                                  (102)                                  ----
-------------------                    -------------------                    -------------------
          (28,687)                                   212                                   ----
-------------------                    -------------------                    -------------------


             ----                                    759                                   ----
           48,689                                 (2,541)                                  ----
-------------------                    -------------------                    -------------------
           48,689                                 (1,782)                                  ----
-------------------                    -------------------                    -------------------

       (2,322,084)                               (10,043)                                  ----
-------------------                    -------------------                    -------------------


 $     (2,302,082)                      $        (11,613)                      $           ----
===================                    ===================                    ===================


        Capital Appreciation                        Intl Growth                              Global
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $        (28,687)   $        (38,275)  $            212   $           ----    $           ----   $           ----
           48,689              28,378             (1,782)              ----                ----               ----
       (2,322,084)            608,753            (10,043)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (2,302,082)            598,856            (11,613)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          741,683             876,549             36,059               ----                ----               ----
         (575,029)           (143,431)            42,977               ----                ----               ----
         (831,503)           (706,681)            (4,680)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (664,849)             26,437             74,356               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (2,966,931)            625,293             62,743               ----                ----               ----
        5,874,426           5,249,133               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      2,907,495    $      5,874,426   $         62,743   $           ----    $           ----   $           ----
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               AIM
                                                                              --------------------------------------

                                                                                  Small Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                       ----
                                                                              ------------------
Net investment income(loss)                                                                ----
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----
                                                                              ==================


                                                                                            Small Cap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Transfers between subaccounts (including fixed account), net                            ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                      ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Van Kampen
--------------------------------------------------------------------------------------------------------------------
                                              U.S.                                Emerging
    Core+Fixed                            Real Estate                              Markets
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         29,720                       $         58,801                       $           ----
           (4,967)                               (12,119)                                (1,350)
-------------------                    -------------------                    -------------------
           24,753                                 46,682                                 (1,350)
-------------------                    -------------------                    -------------------


             ----                                644,891                                 78,045
          (24,649)                              (164,648)                               (21,898)
-------------------                    -------------------                    -------------------
          (24,649)                               480,243                                 56,147
-------------------                    -------------------                    -------------------

          (82,750)                            (1,259,160)                              (324,610)
-------------------                    -------------------                    -------------------


 $        (82,646)                      $       (732,235)                      $       (269,813)
===================                    ===================                    ===================


             Core+Fixed                          U.S. Real Estate                       Emerging Markets
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $         24,753    $         18,973   $         46,682   $          7,266    $         (1,350)  $           ----
          (24,649)             (1,510)           480,243            239,775              56,147               ----
          (82,750)             12,136         (1,259,160)          (641,378)           (324,610)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (82,646)             29,599           (732,235)          (394,337)           (269,813)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          148,943             164,768            454,346            464,454              87,072               ----
         (170,721)            189,868            162,628            136,033             607,718               ----
          (92,746)            (59,656)          (386,635)          (187,034)            (38,562)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (114,524)            294,980            230,339            413,453             656,228               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (197,170)            324,579           (501,896)            19,116             386,415               ----
          757,499             432,920          1,784,018          1,764,902                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        560,329    $        757,499   $      1,282,122   $      1,784,018    $        386,415   $           ----
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------

                                                                                   Regency
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          1,003
   Mortality and expense risk charge                                                       (197)
                                                                              ------------------
Net investment income(loss)                                                                 806
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                          185
   Net realized gain(loss) on sale of fund shares                                          (290)
                                                                              ------------------
Net realized gain(loss)                                                                    (105)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (32,634)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (31,933)
                                                                              ==================


                                                                                             Regency
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            806   $           ----
   Net realized gain(loss)                                                                 (105)              ----
   Net change in unrealized appreciation/depreciation                                   (32,634)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (31,933)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    6,575               ----
   Transfers between subaccounts (including fixed account), net                          84,358               ----
   Transfers for policyowner benefits and terminations                                   (2,059)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                    88,874               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   56,941               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         56,941   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

          Neuberger Berman                                                 MFS
-------------------------------------- -----------------------------------------------------------------------------
                                                                                   Investor
     Guardian                                Growth                                 Trust
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $         12,054                       $         13,657                       $         45,391
          (16,318)                               (38,848)                               (29,175)
-------------------                    -------------------                    -------------------
           (4,264)                               (25,191)                                16,216
-------------------                    -------------------                    -------------------


           82,606                                   ----                                374,788
          108,383                                162,128                                 47,876
-------------------                    -------------------                    -------------------
          190,989                                162,128                                422,664
-------------------                    -------------------                    -------------------

       (1,139,132)                            (2,756,663)                            (2,422,619)
-------------------                    -------------------                    -------------------


 $       (952,407)                      $     (2,619,726)                      $     (1,983,739)
===================                    ===================                    ===================


              Guardian                                Growth                             Investor Trust
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $         (4,264)   $        (13,113)  $        (25,191)  $        (48,475)   $         16,216   $         11,142
          190,989             157,072            162,128              8,992             422,664            103,786
       (1,139,132)             37,852         (2,756,663)         1,303,867          (2,422,619)           457,250
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (952,407)            181,811         (2,619,726)         1,264,384          (1,983,739)           572,178
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          288,195             365,819            713,637            824,665             565,784            613,098
         (324,760)             19,874           (264,167)          (283,258)           (487,472)          (127,172)
         (312,279)           (391,994)          (990,458)        (1,004,626)           (682,040)          (748,322)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (348,844)             (6,301)          (540,988)          (463,219)           (603,728)          (262,396)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (1,301,251)            175,510         (3,160,714)           801,165          (2,587,467)           309,782
        2,849,751           2,674,241          7,295,283          6,494,118           6,355,435          6,045,653
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      1,548,500    $      2,849,751   $      4,134,569   $      7,295,283    $      3,767,968   $      6,355,435
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------
                                                                                     New
                                                                                  Discovery
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                    (16,011)
                                                                              ------------------
Net investment income(loss)                                                             (16,011)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      471,688
   Net realized gain(loss) on sale of fund shares                                       (61,125)
                                                                              ------------------
Net realized gain(loss)                                                                 410,563
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,328,523)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (933,971)
                                                                              ==================


                                                                                          New Discovery
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (16,011)  $        (20,956)
   Net realized gain(loss)                                                              410,563            259,935
   Net change in unrealized appreciation/depreciation                                (1,328,523)          (200,953)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (933,971)            38,026
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  418,635            556,414
   Transfers between subaccounts (including fixed account), net                        (522,209)           (47,631)
   Transfers for policyowner benefits and terminations                                 (320,166)          (331,600)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                  (423,740)           177,183
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,357,711)           215,209
Net assets at beginning of period                                                     2,781,991          2,566,782
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,424,280   $      2,781,991
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                         MFS
--------------------------------------------------------------------------------------------------------------------
      Total                                   High
      Return                                 Income                               Research
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        112,655                       $        263,123                       $           ----
          (27,398)                               (18,890)                                (4,160)
-------------------                    -------------------                    -------------------
           85,257                                244,233                                 (4,160)
-------------------                    -------------------                    -------------------


          223,133                                   ----                                   ----
          (20,543)                              (108,814)                               (31,912)
-------------------                    -------------------                    -------------------
          202,590                               (108,814)                               (31,912)
-------------------                    -------------------                    -------------------

       (1,290,244)                              (983,064)                              (535,391)
-------------------                    -------------------                    -------------------


 $     (1,002,397)                      $       (847,645)                      $       (571,463)
===================                    ===================                    ===================


            Total Return                            High Income                             Research
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $         85,257    $         75,896   $        244,233   $        193,781    $         (4,160)  $           ----
          202,590             159,481           (108,814)            (2,163)            (31,912)              ----
       (1,290,244)            (95,107)          (983,064)          (161,994)           (535,391)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (1,002,397)            140,270           (847,645)            29,624            (571,463)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          556,607             608,828            441,057            541,683             312,338               ----
          172,111            (116,693)          (421,746)            64,082           1,637,078               ----
         (554,241)           (436,586)          (423,177)          (400,469)           (116,892)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          174,477              55,549           (403,866)           205,296           1,832,524               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (827,920)            195,819         (1,251,511)           234,920           1,261,061               ----
        4,236,469           4,040,650          3,236,518          3,001,598                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      3,408,549    $      4,236,469   $      1,985,007   $      3,236,518    $      1,261,061   $           ----
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                                  Utilities
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                        (45)
                                                                              ------------------
Net investment income(loss)                                                                 (45)
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          (728)
                                                                              ------------------
Net realized gain(loss)                                                                    (728)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           (5,438)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         (6,211)
                                                                              ==================


                                                                                            Utilities
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            (45)  $           ----
   Net realized gain(loss)                                                                 (728)              ----
   Net change in unrealized appreciation/depreciation                                    (5,438)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       (6,211)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    3,873               ----
   Transfers between subaccounts (including fixed account), net                          16,427               ----
   Transfers for policyowner benefits and terminations                                   (1,651)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                    18,649               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   12,438               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         12,438   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                 MFS                                                   Oppenheimer
-------------------------------------- -----------------------------------------------------------------------------
                                                                                   Global
      Value                                 Cap App                              Securities
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $            352                       $         72,944
             ----                                 (1,771)                               (32,407)
-------------------                    -------------------                    ------------------
             ----                                 (1,419)                                40,537
-------------------                    -------------------                    ------------------


             ----                                   ----                                320,508
             ----                                  5,652                                (65,255)
-------------------                    -------------------                    ------------------
             ----                                  5,652                                255,253
-------------------                    -------------------                    ------------------

             ----                               (119,707)                            (2,315,069)
-------------------                    -------------------                    ------------------


 $           ----                       $       (115,474)                      $     (2,019,279)
===================                    ===================                    ==================


                Value                                 Cap App                           Global Securities
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----    $           ----   $         (1,419)  $         (1,122)   $         40,537   $         25,899
             ----                ----              5,652              2,396             255,253            367,404
             ----                ----           (119,707)            17,886          (2,315,069)          (139,862)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             ----                ----           (115,474)            19,160          (2,019,279)           253,441
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----            121,297            123,816             832,639            937,655
             ----                ----            (65,896)            42,683            (890,914)           350,881
             ----                ----            (35,173)           (28,285)           (951,449)          (451,016)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
             ----                ----             20,228            138,214          (1,009,724)           837,520
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             ----                ----            (95,246)           157,374          (3,029,003)         1,090,961
             ----                ----            267,766            110,392           5,763,109          4,672,148
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $           ----    $           ----   $        172,520   $        267,766    $      2,734,106   $      5,763,109
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Oppenheimer
                                                                              --------------------------------------
                                                                                   Growth
                                                                                  & Income
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         49,428
   Mortality and expense risk charge                                                    (22,902)
                                                                              ------------------
Net investment income(loss)                                                              26,526
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      214,768
   Net realized gain(loss) on sale of fund shares                                        33,461
                                                                              ------------------
Net realized gain(loss)                                                                 248,229
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,681,052)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,406,297)
                                                                              ==================


                                                                                         Growth & Income
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         26,526   $          7,887
   Net realized gain(loss)                                                              248,229             50,049
   Net change in unrealized appreciation/depreciation                                (1,681,052)            65,200
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,406,297)           123,136
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  587,082            623,236
   Transfers between subaccounts (including fixed account), net                        (630,117)           140,915
   Transfers for policyowner benefits and terminations                                 (371,029)          (356,802)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                  (414,064)           407,349
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,820,361)           530,485
Net assets at beginning of period                                                     4,021,384          3,490,899
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,201,023   $      4,021,384
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Seligman                                                   Summit
----------------------------------------------------------------------------- --------------------------------------
       Comm
      & Info                               Smaller Cap                             EAFE Intl.
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $         90,924
           (2,744)                               (34,011)                               (18,632)
-------------------                    -------------------                    ------------------
           (2,744)                               (34,011)                                72,292
-------------------                    -------------------                    ------------------


             ----                              1,479,470                                 50,745
           12,346                               (321,882)                               (57,076)
-------------------                    -------------------                    ------------------
           12,346                              1,157,588                                 (6,331)
-------------------                    -------------------                    ------------------

         (186,700)                            (3,161,836)                            (1,455,243)
-------------------                    -------------------                    ------------------


 $       (177,098)                      $     (2,038,259)                      $     (1,389,282)
===================                    ===================                    ==================


             Comm & Info                            Smaller Cap                            EAFE Intl.
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $         (2,744)   $         (2,958)  $        (34,011)  $        (44,730)   $         72,292   $          8,455
           12,346              22,295          1,157,588            813,699              (6,331)           108,517
         (186,700)             34,078         (3,161,836)          (629,288)         (1,455,243)            24,943
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (177,098)             53,415         (2,038,259)           139,681          (1,389,282)           141,915
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           76,725              71,797            885,748          1,175,950             756,049            592,666
           20,891              27,303           (994,474)           109,146             151,408            783,334
          (73,806)            (59,463)        (1,303,012)          (512,750)           (322,187)          (220,583)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           23,810              39,637         (1,411,738)           772,346             585,270          1,155,417
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (153,288)             93,052         (3,449,997)           912,027            (804,012)         1,297,332
          463,588             370,536          6,213,999          5,301,972           2,831,628          1,534,296
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        310,300    $        463,588   $      2,764,002   $      6,213,999    $      2,027,616   $      2,831,628
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                  Barclays
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         66,326
   Mortality and expense risk charge                                                    (10,757)
                                                                              ------------------
Net investment income(loss)                                                              55,569
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                         4,383
                                                                              ------------------
Net realized gain(loss)                                                                   4,383
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           22,007
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         81,959
                                                                              ==================


                                                                                            Barclays
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         55,569   $         37,370
   Net realized gain(loss)                                                                4,383             (2,014)
   Net change in unrealized appreciation/depreciation                                    22,007             36,583
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       81,959             71,939
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  313,282            270,802
   Transfers between subaccounts (including fixed account), net                         204,208             24,652
   Transfers for policyowner benefits and terminations                                 (197,987)           (89,503)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                   319,503            205,951
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  401,462            277,890
Net assets at beginning of period                                                     1,240,358            962,468
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,641,820   $      1,240,358
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Summit
--------------------------------------------------------------------------------------------------------------------

     S&P 500                               Nasdaq 100                              Russell
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        768,759                       $          1,552                       $         89,403
         (150,378)                               (23,647)                               (31,649)
-------------------                    -------------------                    -------------------
          618,381                                (22,095)                                57,754
-------------------                    -------------------                    -------------------


          320,416                                   ----                                288,356
           66,196                                 45,755                                (24,787)
-------------------                    -------------------                    -------------------
          386,612                                 45,755                                263,569
-------------------                    -------------------                    -------------------

      (11,552,953)                            (1,716,052)                            (2,091,906)
-------------------                    -------------------                    -------------------


 $    (10,547,960)                      $     (1,692,392)                      $     (1,770,583)
===================                    ===================                    ===================


               S&P 500                              Nasdaq 100                               Russell
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $        618,381    $        232,188   $        (22,095)  $         16,606    $         57,754   $         (6,902)
          386,612            (422,317)            45,755            204,402             263,569            489,262
      (11,552,953)          1,510,182         (1,716,052)           386,403          (2,091,906)          (642,214)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

      (10,547,960)          1,320,053         (1,692,392)           607,411          (1,770,583)          (159,854)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        3,634,669           3,979,021            577,962            570,892             927,564            966,907
         (962,967)         (1,318,341)           (95,956)          (125,724)           (183,160)            30,934
       (3,800,994)         (4,097,990)          (493,248)          (502,116)           (699,553)          (615,891)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
       (1,129,292)         (1,437,310)           (11,242)           (56,948)             44,851            381,950
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

      (11,677,252)           (117,257)        (1,703,634)           550,463          (1,725,732)           222,096
       29,018,310          29,135,567          4,008,899          3,458,436           5,168,119          4,946,023
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $     17,341,058    $     29,018,310   $      2,305,265   $      4,008,899    $      3,442,387   $      5,168,119
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                 Midcap 400
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        215,544
   Mortality and expense risk charge                                                    (72,533)
                                                                              ------------------
Net investment income(loss)                                                             143,011
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                      852,313
   Net realized gain(loss) on sale of fund shares                                       152,628
                                                                              ------------------
Net realized gain(loss)                                                               1,004,941
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (5,153,776)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (4,005,824)
                                                                              ==================


                                                                                           Midcap 400
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        143,011   $         15,880
   Net realized gain(loss)                                                            1,004,941            733,094
   Net change in unrealized appreciation/depreciation                                (5,153,776)           (26,787)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (4,005,824)           722,187
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,801,586          2,195,935
   Transfers between subaccounts (including fixed account), net                      (1,346,142)          (234,807)
   Transfers for policyowner benefits and terminations                               (2,047,003)        (1,307,751)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                (1,591,559)           653,377
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (5,597,383)         1,375,564
Net assets at beginning of period                                                    12,422,156         11,046,592
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      6,824,773   $     12,422,156
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        Summit
--------------------------------------------------------------------------------------------------------------------
                                                                                    Natural
      Zenith                                Balanced                               Resources
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $        180,535                       $         31,448                       $            931
          (44,723)                                (6,321)                                (2,360)
-------------------                    -------------------                    -------------------
          135,812                                 25,127                                 (1,429)
-------------------                    -------------------                    -------------------


          735,891                                   ----                                   ----
         (252,614)                                10,733                                  5,436
-------------------                    -------------------                    -------------------
          483,277                                 10,733                                  5,436
-------------------                    -------------------                    -------------------

       (4,044,765)                              (275,505)                              (204,229)
-------------------                    -------------------                    -------------------


 $     (3,425,676)                      $       (239,645)                      $       (200,222)
===================                    ===================                    ===================


               Zenith                                Balanced                           Natural Resources
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $        135,812    $         51,773   $         25,127   $         23,297    $         (1,429)  $         (1,040)
          483,277             784,252             10,733             14,354               5,436                269
       (4,044,765)           (804,481)          (275,505)            30,014            (204,229)            29,293
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (3,425,676)             31,544           (239,645)            67,665            (200,222)            28,522
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        1,368,477           1,365,987            171,565            208,315             110,844             12,251
          603,963             401,712           (151,903)           (34,951)            122,096            277,363
       (1,680,923)           (950,822)          (158,797)          (132,565)            (34,700)            (5,544)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          291,517             816,877           (139,135)            40,799             198,240            284,070
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (3,134,159)            848,421           (378,780)           108,464              (1,982)           312,592
        8,453,456           7,605,035          1,173,891          1,065,427             312,592                ---
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      5,319,297    $      8,453,456   $        795,111   $      1,173,891    $        310,610   $        312,592
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                  Inflation
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          9,733
   Mortality and expense risk charge                                                     (1,799)
                                                                              ------------------
Net investment income(loss)                                                               7,934
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        (5,440)
                                                                              ------------------
Net realized gain(loss)                                                                  (5,440)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          (34,980)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (32,486)
                                                                              ==================


                                                                                            Inflation
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          7,934   $           ----
   Net realized gain(loss)                                                               (5,440)              ----
   Net change in unrealized appreciation/depreciation                                   (34,980)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (32,486)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   75,981               ----
   Transfers between subaccounts (including fixed account), net                         443,955               ----
   Transfers for policyowner benefits and terminations                                  (30,103)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                   489,833               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  457,347               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        457,347   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Summit
--------------------------------------------------------------------------------------------------------------------

    Aggressive                            Conservative                             Target
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $             61                       $            990                       $            543
               (4)                                  (150)                                   (94)
-------------------                    -------------------                    -------------------
               57                                    840                                    449
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
                1                                   (364)                                  (106)
-------------------                    -------------------                    -------------------
                1                                   (364)                                  (106)
-------------------                    -------------------                    -------------------

               58                                 (4,433)                                (6,234)
-------------------                    -------------------                    -------------------


 $            116                       $         (3,957)                      $         (5,891)
===================                    ===================                    ===================


             Aggressive                            Conservative                              Target
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $             57    $           ----   $            840   $           ----    $            449   $           ----
                1                ----               (364)              ----                (106)              ----
               58                ----             (4,433)              ----              (6,234)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

              116                ----             (3,957)              ----              (5,891)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


              576                ----              9,830               ----               8,977               ----
            2,183                ----             46,555               ----              21,551               ----
              (35)               ----             (4,612)              ----                (684)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
            2,724                ----             51,773               ----              29,844               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

            2,840                ----             47,816               ----              23,953               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $          2,840    $           ----   $         47,816   $           ----    $         23,953   $           ----
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                   Income
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        239,420
   Mortality and expense risk charge                                                     (4,303)
                                                                              ------------------
Net investment income(loss)                                                             235,117
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (18,132)
                                                                              ------------------
Net realized gain(loss)                                                                 (18,132)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (245,115)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (28,130)
                                                                              ==================


                                                                                             Income
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        235,117   $          2,596
   Net realized gain(loss)                                                              (18,132)               250
   Net change in unrealized appreciation/depreciation                                  (245,115)            (2,437)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (28,130)               409
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  297,094              4,047
   Transfers between subaccounts (including fixed account), net                       4,217,598             59,020
   Transfers for policyowner benefits and terminations                                 (110,944)            (1,219)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                 4,403,748             61,848
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                4,375,618             62,257
Net assets at beginning of period                                                        62,257               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,437,875   $         62,257
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Calvert
--------------------------------------------------------------------------------------------------------------------

  Social Equity                             Balanced                            International
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $           ----
               (2)                                  ----                                   ----
-------------------                    -------------------                    -------------------
               (2)                                  ----                                   ----
-------------------                    -------------------                    -------------------


                4                                   ----                                   ----
              (13)                                  ----                                   ----
-------------------                    -------------------                    -------------------
               (9)                                  ----                                   ----
-------------------                    -------------------                    -------------------

             (144)                                  ----                                   ----
-------------------                    -------------------                    -------------------


 $           (155)                      $           ----                       $           ----
===================                    ===================                    ===================


            Social Equity                            Balanced                             International
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $             (2)   $           ----   $           ----   $           ----    $           ----   $           ----
               (9)               ----               ----               ----                ----               ----
             (144)               ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             (155)               ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


              295                ----               ----               ----                ----               ----
              394                ----               ----               ----                ----               ----
             (135)               ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
              554                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

              399                ----               ----               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $            399    $           ----   $           ----   $           ----    $           ----   $           ----
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                 Core Strat
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         13,919
   Mortality and expense risk charge                                                     (5,042)
                                                                              ------------------
Net investment income(loss)                                                               8,877
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                       47,648
   Net realized gain(loss) on sale of fund shares                                       (29,440)
                                                                              ------------------
Net realized gain(loss)                                                                  18,208
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (532,450)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (505,365)
                                                                              ==================


                                                                                           Core Strat
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          8,877   $            747
   Net realized gain(loss)                                                               18,208             10,335
   Net change in unrealized appreciation/depreciation                                  (532,450)           (23,343)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (505,365)           (12,261)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  394,494             66,630
   Transfers between subaccounts (including fixed account), net                       1,248,590            185,886
   Transfers for policyowner benefits and terminations                                 (162,568)           (10,265)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                 1,480,516            242,251
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  975,151            229,990
Net assets at beginning of period                                                       229,990               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,205,141   $        229,990
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------
                                                                                    Money
      Growth                                 Value                                  Market
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $           ----
             ----                                   ----                                   ----
-------------------                    -------------------                    -------------------
             ----                                   ----                                   ----
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
             ----                                   ----                                   ----
-------------------                    -------------------                    -------------------
             ----                                   ----                                   ----
-------------------                    -------------------                    -------------------

             ----                                   ----                                   ----
-------------------                    -------------------                    -------------------


 $           ----                       $           ----                       $           ----
===================                    ===================                    ===================


               Growth                                  Value                              Money Market
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----    $           ----   $           ----   $           ----    $           ----   $           ----
             ----                ----               ----               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----               ----                ----               ----
             ----                ----               ----               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             ----                ----               ----               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $           ----    $           ----   $           ----   $           ----    $           ----   $           ----
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                  Small Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                       ----
                                                                              ------------------
Net investment income(loss)                                                                ----
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----
                                                                              ==================


                                                                                            Small Cap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Transfers between subaccounts (including fixed account), net                            ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                      ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

              Ameritas                                                   Fidelity
-------------------------------------- -----------------------------------------------------------------------------
                                           Contrafund                            Equity Inc.
    Small Co.                                 SC2                                    SC2
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $          6,585                       $          7,925
             ----                                 (3,954)                                (1,775)
-------------------                    -------------------                    -------------------
             ----                                  2,631                                  6,150
-------------------                    -------------------                    -------------------


             ----                                 12,635                                    195
             ----                                (61,605)                               (40,668)
-------------------                    -------------------                    -------------------
             ----                                (48,970)                               (40,473)
-------------------                    -------------------                    -------------------

             ----                               (199,795)                              (100,808)
-------------------                    -------------------                    -------------------


 $           ----                       $       (246,134)                      $       (135,131)
===================                    ===================                    ===================


              Small Co.                           Contrafund SC2                         Equity Inc. SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----    $           ----   $          2,631   $          1,633    $          6,150   $          1,735
             ----                ----            (48,970)            54,059             (40,473)             2,876
             ----                ----           (199,795)           (52,151)           (100,808)           (17,824)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             ----                ----           (246,134)             3,541            (135,131)           (13,213)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----            240,754             75,985             129,552             50,914
             ----                ----            243,037            246,207             123,691            143,662
             ----                ----            (83,308)           (12,353)            (53,872)            (7,831)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
             ----                ----            400,483            309,839             199,371            186,745
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             ----                ----            154,349            313,380              64,240            173,532
             ----                ----            313,380               ----             173,532               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $           ----    $           ----   $        467,729   $        313,380    $        237,772   $        173,532
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                  High Inc.
                                                                                     SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         41,652
   Mortality and expense risk charge                                                     (1,401)
                                                                              ------------------
Net investment income(loss)                                                              40,251
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        (8,267)
                                                                              ------------------
Net realized gain(loss)                                                                  (8,267)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (153,153)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (121,169)
                                                                              ==================


                                                                                          High Inc. SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         40,251   $          1,315
   Net realized gain(loss)                                                               (8,267)                (5)
   Net change in unrealized appreciation/depreciation                                  (153,153)            (1,368)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (121,169)               (58)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  131,806              4,085
   Transfers between subaccounts (including fixed account), net                         382,810             24,793
   Transfers for policyowner benefits and terminations                                  (28,579)              (873)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                   486,037             28,005
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  364,868             27,947
Net assets at beginning of period                                                        27,947               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        392,815   $         27,947
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

     Bond IC                               Mid Cap IC                            Overseas IC
-------------------                    -------------------                    -------------------

       2008                                   2008                                   2008
-------------------                    -------------------                    -------------------

 $           ----                       $           ----                       $           ----
             ----                                   ----                                   ----
-------------------                    -------------------                    -------------------
             ----                                   ----                                   ----
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
             ----                                   ----                                   ----
-------------------                    -------------------                    -------------------
             ----                                   ----                                   ----
-------------------                    -------------------                    -------------------

             ----                                   ----                                   ----
-------------------                    -------------------                    -------------------


 $           ----                       $           ----                       $           ----
===================                    ===================                    ===================


               Bond IC                              Mid Cap IC                             Overseas IC
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----    $           ----   $           ----   $           ----    $           ----   $           ----
             ----                ----               ----               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----               ----                ----               ----
             ----                ----               ----               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             ----                ----               ----               ----                ----               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $           ----    $           ----   $           ----   $           ----    $           ----   $           ----
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Strategic IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                       ----
                                                                              ------------------
Net investment income(loss)                                                                ----
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----
                                                                              ==================


                                                                                          Strategic IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Transfers between subaccounts (including fixed account), net                            ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                      ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

            Third Avenue                                                 T. Rowe
-------------------------------------- -----------------------------------------------------------------------------
                                                                                   Equity
      Value                                Blue Chip                               Income
-------------------                    -------------------                    ------------------

       2008                                   2008                                  2008
-------------------                    -------------------                    ------------------

 $          5,749                       $          2,044                       $           ----
           (3,009)                                (5,222)                                  ----
-------------------                    -------------------                    ------------------
            2,740                                 (3,178)                                  ----
-------------------                    -------------------                    ------------------


          114,513                                   ----                                   ----
          (26,505)                               (52,536)                                  ----
-------------------                    -------------------                    ------------------
           88,008                                (52,536)                                  ----
-------------------                    -------------------                    ------------------

         (404,371)                              (667,718)                                  ----
-------------------                    -------------------                    ------------------


 $       (313,623)                      $       (723,432)                      $           ----
===================                    ===================                    ==================


                Value                                Blue Chip                            Equity Income
-------------------------------------- -------------------------------------- --------------------------------------

       2008               2007                2008               2007               2008                2007
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $          2,740    $            211   $         (3,178)  $           ----    $           ----   $           ----
           88,008               1,096            (52,536)              ----                ----               ----
         (404,371)            (10,728)          (667,718)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (313,623)             (9,421)          (723,432)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          155,541              30,176            306,615               ----                ----               ----
          624,617             126,707          2,022,716               ----                ----               ----
          (59,656)             (4,331)          (128,525)              ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          720,502             152,552          2,200,806               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          406,879             143,131          1,477,374               ----                ----               ----
          143,131                ----               ----               ----                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        550,010    $        143,131   $      1,477,374   $           ----    $           ----   $           ----
=================== ================== =================== ================== ================== ===================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Pimco
                                                                              --------------------------------------

                                                                                Total Return
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2008
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                       ----
                                                                              ------------------
Net investment income(loss)                                                                ----
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----
                                                                              ==================


                                                                                          Total Return
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2008                2007
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Transfers between subaccounts (including fixed account), net                            ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions:                                      ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                 Ivy
--------------------------------------

     Science
-------------------

       2008
-------------------

 $           ----
             ----
-------------------
             ----
-------------------


             ----
             ----
-------------------
             ----
-------------------

             ----
-------------------


 $           ----
===================


               Science
--------------------------------------

       2008               2007
------------------- ------------------

 $           ----    $           ----
             ----                ----
             ----                ----
------------------- ------------------

             ----                ----
------------------- ------------------


             ----                ----
             ----                ----
             ----                ----
------------------- ------------------
             ----                ----
------------------- ------------------

             ----                ----
             ----                ----
------------------- ------------------
 $           ----    $           ----
=================== ==================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2008 AND 2007

1.  ORGANIZATION
----------------
The Union Central Life Insurance Company Carillon Life Account (the "Account") was established on February 6, 1984, under Ohio law. The assets of the Account are held by The Union Central Life Insurance Company (UCLIC), are segregated from all of UCLIC's other assets and are used only to support the variable life products issued by UCLIC.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2008 there are seventy-four subaccounts available within the Account listed as follows:

     Fred Alger Management, Inc. (Advisor)                   Templeton Global Advisors Limited
       Alger (Fund)                                            Franklin Templeton
        *Capital App (Subaccount)                               *Growth Securities
         (formerly Leveraged AllCap)                             (Commenced October 18, 2004)
        *Mid Cap                                                *Foreign Securities
        *Balanced (A)
                                                             Franklin Advisers, Inc.
     American Century Investment Management, Inc.              Franklin Templeton
       American Century                                         *Income (A)
        *Income & Growth
        *Value                                               Invesco Aim Advisors, Inc.
        *Mid Cap Value                                         AIM
         (Commenced April 30, 2008)                             *Balance
                                                                 (Commenced October 18, 2004)
     American Century Global Investment Management, Inc.        *Basic Value
       American Century                                          (Commenced October 18, 2004)
        *International                                          *Capital Appreciation
         (Commenced October 18, 2004)                           *Intl Growth
                                                                 (Commenced May 14, 2008)
     Deutsche Investment Management                             *Global (A)
     Americas Inc.                                              *Small Cap (A)
       Scudder
        *Capital Growth                                      Morgan Stanley Investment Management Inc.,
        *International                                       dba Van Kampen
        *Money Market                                          Van Kampen
        *Mid Value                                              *Core+Fixed
         (Commenced April 30, 2008)                             *U.S. Real Estate
        *Global                                                 *Emerging Markets
         (Commenced May 15, 2008)                                (Commenced April 30, 2008)

(A) These subaccounts have no activity since inception.

                                     FS-45

1.  ORGANIZATION, continued
---------------------------
     Neuberger Berman Management Inc.                        Calvert Asset Management Company, Inc., continued
       Neuberger Berman                                      (See Note 3)
        *Regency                                               Calvert
         (Commenced July 14, 2008)                              *Income
        *Guardian                                                (Commenced May 1, 2007)
                                                                *Social Equity
     Massachusetts Financial Services Company                    (Commenced May 15, 2008)
       MFS                                                      *Balanced (A)
        *Growth                                                 *International (A)
        *Investor Trust
        *New Discovery                                       Ameritas
        *Total Return                                           *Core Strat
        *High Income                                             (Commenced May 1, 2007)
        *Research                                               *Growth (A)
         (Commenced April 30, 2008)                             *Value (A)
        *Utilities                                              *Money Market (A)
         (Commenced June 11, 2008)                              *Small Cap (A)
        *Value (A)                                              *Small Co. (A)

     OppenheimerFunds, Inc.                                  Fidelity Management & Research Company
       Oppenheimer                                             Fidelity
        *Cap App                                                *Contrafund SC2
         (Commenced October 18, 2004)                            (Commenced May 1, 2007)
        *Global Securities                                      *Equity Inc. SC2
        *Growth & Income                                         (Commenced May 1, 2007)
                                                                *High Inc. SC2
     J. & W. Seligman & Co. Incorporated                         (Commenced May 1, 2007)
       Seligman                                                 *Bond IC (A)
        *Comm & Info                                            *Mid Cap IC (A)
        *Smaller Cap                                            *Overseas IC (A)
                                                                *Strategic IC (A)
     Calvert Asset Management Company, Inc.
     (See Note 3)                                            Third Avenue Management LLC
       Summit                                                  Third Avenue
        *EAFE Intl.                                             *Value
        *Barclays                                                (Commenced May 1, 2007)
         (formerly Lehman Aggregate Bond Index)
        *S&P 500                                             T. Rowe Price Associates, Inc.
        *Nasdaq 100                                            T. Rowe
        *Russell                                                *Blue Chip
        *Midcap 400                                              (Commenced April 30, 2008)
        *Zenith                                                 *Equity Income (A)
        *Balanced
        *Natural Resources                                   Pacific Investment Management Company LLC
         (Commenced May 1, 2007)                               Pimco
        *Inflation                                              *Total Return (A)
         (Commenced April 30, 2008)
        *Aggressive                                          Waddell & Reed Investment Management Company
         (Commenced October 9, 2008)                           Ivy
        *Conservative                                           *Science (A)
         (Commenced July 16, 2008)
        *Target
         (Commenced June 11, 2008)

    (A) These subaccounts have no activity since inception.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------

    BASIS OF ACCOUNTING
    The financial statements included herein have been prepared in accordance with accounting principles accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
    Effective January 1, 2008, the Account adopted Financial Accounting Standards Board (FASB) Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The adoption of FAS 157 had no impact on any subaccounts' financial position or results of operations.

    FAS 157 applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that each asset and liability carried at fair value be classified into one of the following categories:

     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

    Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

    CHANGE IN INVESTMENT COST BASIS METHODOLOGY
    Effective January 1, 2008, the asset management of the Account has been moved to a new record-keeping system. This change was made to support enterprise separate account integration, which increases scalability and efficiencies. The new system does not support the first in first out method for calculating realized gains and losses. As a result, the accounting for realized gains and losses on investments is calculated using the weighted cost method effective January 1, 2008.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
-------------------------------------------------------------------------
continued
---------

    CHANGE IN INVESTMENT COST BASIS METHODOLOGY, continued
    This change does not impact the values of the subaccounts. In addition, this change does not impact the net increase(decrease) in net assets resulting from operations in the Statements of Operations, nor the net increase(decrease) from policyowner transactions in the Statements of Changes in Net Assets and, therefore, the Company's policyholders that invest in the subaccounts are not impacted by this change.

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of UCLIC. UCLIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES
-------------------
    Affiliates of UCLIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2008 and 2007, as follows:

                                                              Management/
                                      Investment            Administrative
                                     Advisory Fee                Fee
                                ----------------------  -----------------------
     Summit:
       EAFE Intl.                       0.00350                 0.00100
       Barclays                         0.00300                 0.00100
       S&P 500                          0.00250                 0.00100
       Nasdaq 100                       0.00560                 0.00100
       Russell                          0.00350                 0.00100
       Midcap 400                       0.00300                 0.00100
       Zenith                           0.00640                 0.00100
       Balanced                         0.00300                 0.00100
       Natural Resources                0.00550                 0.00100
       Inflation                        0.00500                 0.00100
       Aggressive                       0.00550                 0.00100
       Conservative                     0.00550                 0.00100
       Target                           0.00550                 0.00100
     Calvert:
       Income                           0.00400                 0.00300
       Social Equity                    0.00500                 0.00200
       Balanced                         0.00425                 0.00275
       International                    0.00750                 0.00350

------------------------------
                                                              Management/
                                      Investment            Administrative
                                     Advisory Fee                Fee
                                ----------------------  -----------------------
     Ameritas
       Core Strat                       0.00750                 0.00050
       Growth                           0.00800                 0.00050
       Value                            0.00820                 0.00050
       Money Market                     0.00200                 0.00050
       Small Cap                        0.00850                 0.00050
       Small Co.                        0.01120                 0.00050

    On December 12, 2008, Calvert Asset Management Company (CAMCO) consummated a transaction with Summit Investment Partners, Inc., an affiliated entity, whereby CAMCO became the investment advisor to the Summit Mutual Funds, Inc.

4.  PURCHASES AND SALES OF INVESTMENTS
--------------------------------------
    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2008 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Alger:
      Capital App                                                      $          539,548      $          128,748
      Mid Cap                                                                   1,660,817                 479,960
      Balanced                                                                       ----                    ----

    American Century:
      Income & Growth                                                             427,377                 258,271
      Value                                                                     1,498,940               1,217,582
      Mid Cap Value                                                               409,157                  32,497
      International                                                               274,133                  63,276

    Scudder:
      Capital Growth                                                              242,826                 687,946
      International                                                             1,979,727               1,076,473
      Money Market                                                              4,701,552               3,496,082
      Mid Value                                                                   406,338                  11,511
      Global                                                                      368,558                  28,551

    Franklin Templeton:
      Growth Securities                                                            58,227                  27,497
      Foreign Securities                                                          857,171               2,839,335
      Income                                                                         ----                    ----

    AIM:
      Balance                                                                       6,198                  14,276
      Basic Value                                                                  62,343                  20,295
      Capital Appreciation                                                        254,856                 948,392
      Intl Growth                                                                  84,341                   9,014
      Global                                                                         ----                    ----
      Small Cap                                                                      ----                    ----


                                     FS-49

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Morgan Stanley:
      Core+Fixed                                                       $          255,658      $          345,429
      U.S. Real Estate                                                          1,415,166                 493,254
      Emerging Markets                                                            759,964                  27,041

    Neuberger Berman:
      Regency                                                                      90,668                     802
      Guardian                                                                    281,559                 552,062

    MFS:
      Growth                                                                      172,778                 738,957
      Investor Trust                                                              563,793                 776,517
      New Discovery                                                               664,871                 632,934
      Total Return                                                              1,069,066                 586,199
      High Income                                                                 523,794                 683,426
      Research                                                                  1,893,858                  65,494
      Utilities                                                                    19,969                   1,365
      Value                                                                          ----                    ----

    Oppenheimer:
      Cap App                                                                     147,865                 129,056
      Global Securities                                                           923,047               1,571,726
      Growth & Income                                                             572,480                 745,250

    Seligman:
      Comm & Info                                                                 117,686                  96,620
      Smaller Cap                                                               2,024,721               1,990,999

    Summit:
      EAFE Intl.                                                                1,149,105                 440,798
      Barclays                                                                    733,095                 358,023
      S&P 500                                                                   2,324,507               2,515,002
      Nasdaq 100                                                                  352,741                 386,077
      Russell                                                                     926,623                 535,662
      Midcap 400                                                                1,789,557               2,385,792
      Zenith                                                                    2,603,924               1,440,704
      Balanced                                                                    111,818                 225,826
      Natural Resources                                                           455,442                 258,631
      Inflation                                                                   572,013                  74,245
      Aggressive                                                                    2,819                      39
      Conservative                                                                 57,277                   4,665
      Target                                                                       31,035                     742

    Calvert:
      Income                                                                    4,822,197                 183,332
      Social Equity                                                                   657                     101
      Balanced                                                                       ----                    ----
      International                                                                  ----                    ----


                                     FS-50

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Ameritas:
      Core Strat                                                       $        1,636,946      $           99,905
      Growth                                                                         ----                    ----
      Value                                                                          ----                    ----
      Money Market                                                                   ----                    ----
      Small Cap                                                                      ----                    ----
      Small Co.                                                                      ----                    ----

    Fidelity:
      Contrafund SC2                                                              833,398                 417,648
      Equity Inc. SC2                                                             464,747                 259,030
      High Inc. SC2                                                               560,814                  34,525
      Bond IC                                                                        ----                    ----
      Mid Cap IC                                                                     ----                    ----
      Overseas IC                                                                    ----                    ----
      Strategic IC                                                                   ----                    ----

    Third Avenue:
      Value                                                                       917,787                  80,033

    T. Rowe:
      Blue Chip                                                                 2,282,524                  84,896
      Equity Income                                                                  ----                    ----

    Pimco:
      Total Return                                                                   ----                    ----

    Ivy:
      Science                                                                        ----                    ----

5. FINANCIAL HIGHLIGHTS
-----------------------
    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .25 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $5 to $10 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

----------------------------------
    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 Alger:
 Capital App
 -----------
 2008                   8.48    8.81        113,441        968,701     ----     0.25    0.75    (45.55)   (45.27)
 2007                  15.57   16.10         81,379      1,274,868     ----     0.25    0.75     32.53     33.20
 2006                  11.75   12.09         39,644        465,780     ----     0.25    0.75     18.38     18.97
 2005                   9.92   10.16         33,981        337,212     ----     0.25    0.75     13.59     14.16
 2004                   8.74    8.90         32,808        286,617     ----     0.25    0.75      7.38      7.97

 Mid Cap
 -------
 2008                   7.19    7.47        208,632      1,506,061     0.17     0.25    0.75    (58.67)   (58.46)
 2007                  17.39   17.98        177,526      3,093,031     ----     0.25    0.75     30.57     31.23
 2006                  13.32   13.70        127,667      1,701,119     3.67     0.25    0.75      9.32      9.87
 2005                  12.19   12.47        107,069      1,304,672     ----     0.25    0.75      9.00      9.55
 2004                  11.18   11.39         97,399      1,088,805     ----     0.25    0.75     12.20     12.76

 Balanced
 --------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 American Century:
 Income & Growth
 ---------------
 2008                   7.38    7.79        142,384      1,057,827     2.02     0.25    0.75    (35.08)   (34.75)
 2007                  11.36   11.94        141,226      1,611,971     1.78     0.25    0.75     (0.82)    (0.32)
 2006                  11.46   11.98        120,905      1,386,416     1.82     0.25    0.75     16.22     16.80
 2005                   9.86   10.26        133,324      1,314,423     1.90     0.25    0.75      3.85      4.37
 2004                   9.49    9.83        117,272      1,113,317     1.08     0.25    0.75     12.15     12.71


                                     FS-52

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 American Century, continued:
 Value
 -----
 2008                  14.30   15.15        249,039      3,579,238     2.48     0.25    0.75    (27.33)   (26.96)
 2007                  19.67   20.74        272,651      5,379,694     1.64     0.25    0.75     (5.85)    (5.38)
 2006                  20.90   21.92        262,163      5,485,902     1.32     0.25    0.75     17.77     18.36
 2005                  17.74   18.52        251,608      4,464,336     0.86     0.25    0.75      4.25      4.77
 2004                  17.02   17.68        238,289      4,055,703     0.87     0.25    0.75     13.48     14.05

 Mid Cap Value
 -------------
 2008                   7.66    7.68         39,980        306,237     ----     0.25    0.75    (24.97)   (24.94)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 International
 -------------
 2008                  10.12   10.12         30,091        304,561     0.70     0.75    0.75    (45.24)   (45.24)
 2007                  18.48   18.78         18,233        336,988     0.53     0.25    0.75     17.17     17.76
 2006                  15.77   15.95         10,914        172,157     1.02     0.25    0.75     24.10     24.72
 2005                  12.71   12.79          5,707         72,544     ----     0.25    0.75     12.41     12.97
 2004                  11.31   11.32            102          1,151     ----     0.25    0.75     13.08     13.19

 Scudder:
 Capital Growth
 --------------
 2008                  14.70   15.67        232,873      3,527,515     1.08     0.25    0.75    (33.48)   (33.15)
 2007                  22.10   23.44        258,818      5,814,719     0.62     0.25    0.75     11.74     12.31
 2006                  19.77   20.88        278,771      5,549,055     0.55     0.25    0.75      7.72      8.26
 2005                  18.36   19.28        296,369      5,440,269     0.95     0.25    0.75      8.14      8.68
 2004                  16.97   17.74        310,147      5,264,559     0.53     0.25    0.75      7.18      7.72

 International
 -------------
 2008                  11.63   12.40        333,112      3,979,165     1.42     0.25    0.75    (48.60)   (48.34)
 2007                  22.62   24.00        356,573      8,209,322     2.41     0.25    0.75     13.73     14.30
 2006                  19.89   21.00        364,504      7,304,126     1.82     0.25    0.75     24.98     25.60
 2005                  15.91   16.72        375,982      5,983,153     1.58     0.25    0.75     15.30     15.88
 2004                  13.80   14.43        397,027      5,479,723     1.25     0.25    0.75     15.66     16.24


                                     FS-53

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 Scudder, continued:
 Money Market
 ------------
 2008                  14.63   15.61        442,660      6,544,479     2.69     0.25    0.75      1.87      2.38
 2007                  14.36   15.25        369,859      5,344,212     4.83     0.25    0.75      4.20      4.72
 2006                  13.78   14.56        236,962      3,267,467     4.18     0.25    0.75      3.87      4.39
 2005                  13.27   13.95        220,453      2,925,298     2.53     0.25    0.75      1.96      2.47
 2004                  13.01   13.61        212,481      2,765,437     0.84     0.25    0.75      0.15      0.65

 Mid Value
 ---------
 2008                   7.04    7.07         42,680        300,758     ----     0.25    0.75    (32.56)   (30.73)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Global
 ------
 2008                   5.36    5.38         36,126        193,649     ----     0.25    0.75    (48.24)   (46.26)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Franklin Templeton:
 Growth Securities
 -----------------
 2008                   8.45    8.45          9,689         81,913     1.73     0.75    0.75    (42.76)   (42.76)
 2007                  14.77   15.01          7,450        110,024     1.35     0.25    0.75      1.58      2.09
 2006                  14.54   14.70          3,923         57,041     4.54     0.25    0.75     20.90     21.51
 2005                  12.03   12.10          2,270         27,298     ----     0.25    0.75      8.05      8.59
 2004                  11.13   11.14           ----           ----     ----     0.25    0.75     11.30     11.41

 Foreign Securities
 ------------------
 2008                  13.06   13.84        209,643      2,781,146     2.44     0.25    0.75    (40.83)   (40.53)
 2007                  22.07   23.27        353,590      7,853,550     1.94     0.25    0.75     14.59     15.17
 2006                  19.26   20.21        337,594      6,507,663     1.21     0.25    0.75     20.54     21.14
 2005                  15.97   16.68        301,155      4,810,678     1.17     0.25    0.75      9.35      9.89
 2004                  14.61   15.18        238,285      3,481,064     1.03     0.25    0.75     17.64     18.23

 Income
 ------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

                                     FS-54

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 AIM:
 Balance
 -------
 2008                   7.67    7.67          1,381         10,601     3.57     0.75    0.75    (38.78)   (38.78)
 2007                  12.54   12.74          2,184         27,380     3.86     0.25    0.75      1.44      1.95
 2006                  12.36   12.50            635          7,852     3.29     0.25    0.75      9.73     10.28
 2005                  11.26   11.33             52            589     ----     0.25    0.75      4.50      5.02
 2004                  10.78   10.79           ----           ----     ----     0.25    0.75      7.79      7.90

 Basic Value
 -----------
 2008                   6.37    6.37          9,774         62,245     1.06     0.75    0.75    (52.13)   (52.13)
 2007                  13.30   13.52          7,085         94,257     0.77     0.25    0.75      0.78      1.29
 2006                  13.20   13.35          4,347         57,387     6.35     0.25    0.75     12.36     12.92
 2005                  11.75   11.82          1,791         21,039     ----     0.25    0.75      4.95      5.47
 2004                  11.19   11.21           ----           ----     ----     0.25    0.75     11.95     12.06

 Capital Appreciation
 --------------------
 2008                   6.69    7.14        427,964      2,907,495     ----     0.25    0.75    (42.92)   (42.64)
 2007                  11.72   12.44        495,394      5,874,426     ----     0.25    0.75     11.17     11.73
 2006                  10.55   11.13        494,685      5,249,133     0.07     0.25    0.75      5.51      6.04
 2005                  10.00   10.50        379,266      3,790,989     ----     0.25    0.75      8.02      8.56
 2004                   9.25    9.67        395,040      3,655,407     ----     0.25    0.75      5.83      6.36

 Intl Growth
 -----------
 2008                   6.28    6.30          9,988         62,743     1.08     0.25    0.75    (38.50)   (37.22)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Global
 ------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Small Cap
 ---------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

                                     FS-55

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 Morgan Stanley:
 Core+Fixed
 ----------
 2008                  10.49   10.79         53,354        560,329     4.40     0.25    0.75    (10.88)   (10.43)
 2007                  11.77   12.04         64,278        757,499     3.91     0.25    0.75      4.66      5.19
 2006                  11.24   11.45         38,492        432,920     4.94     0.25    0.75      2.96      3.47
 2005                  10.92   11.07         22,257        243,034     3.54     0.25    0.75      3.44      3.95
 2004                  10.56   10.65          7,015         74,059     4.14     0.25    0.75      3.59      4.11

 U.S. Real Estate
 ----------------
 2008                  14.13   14.54         90,495      1,282,122     3.47     0.25    0.75    (38.36)   (38.05)
 2007                  22.93   23.47         77,698      1,784,018     1.22     0.25    0.75    (17.69)   (17.28)
 2006                  27.86   28.38         63,311      1,764,902     7.62     0.25    0.75     37.02     37.70
 2005                  20.33   20.61         43,094        876,280     3.14     0.25    0.75     16.18     16.76
 2004                  17.50   17.65         30,308        530,471     3.49     0.25    0.75     35.37     36.05

 Emerging Markets
 ----------------
 2008                   4.63    4.64         83,476        386,415     ----     0.25    0.75    (54.85)   (54.16)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Neuberger Berman:
 Regency
 -------
 2008                   5.59    5.59         10,185         56,941     1.78     0.75    0.75    (37.32)   (37.32)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Guardian
 --------
 2008                   8.30    8.72        185,466      1,548,500     0.53     0.25    0.75    (37.72)   (37.40)
 2007                  13.33   13.93        213,569      2,849,751     0.29     0.25    0.75      6.58      7.12
 2006                  12.51   13.00        213,716      2,674,241     0.68     0.25    0.75     12.53     13.10
 2005                  11.11   11.50        216,221      2,402,929     0.16     0.25    0.75      7.58      8.12
 2004                  10.33   10.63        206,121      2,129,262     0.13     0.25    0.75     14.95     15.52


                                     FS-56

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 MFS:
 Growth
 ------
 2008                  12.67   13.43        321,017      4,134,569     0.23     0.25    0.75    (37.89)   (37.57)
 2007                  20.40   21.51        354,816      7,295,283     ----     0.25    0.75     20.26     20.87
 2006                  16.96   17.80        381,817      6,494,118     ----     0.25    0.75      7.09      7.63
 2005                  15.84   16.54        413,076      6,542,035     ----     0.25    0.75      8.37      8.92
 2004                  14.61   15.18        430,941      6,297,598     ----     0.25    0.75     12.11     12.68

 Investor Trust
 --------------
 2008                  14.40   15.35        252,640      3,767,968     0.86     0.25    0.75    (33.58)   (33.25)
 2007                  21.68   23.00        288,203      6,355,435     0.83     0.25    0.75      9.48     10.03
 2006                  19.80   20.90        303,456      6,045,653     0.48     0.25    0.75     12.15     12.71
 2005                  17.65   18.54        326,341      5,760,952     0.53     0.25    0.75      6.51      7.05
 2004                  16.57   17.32        337,731      5,597,528     0.61     0.25    0.75     10.52     11.08

 New Discovery
 -------------
 2008                   6.19    6.65        229,488      1,424,280     ----     0.25    0.75    (39.78)   (39.48)
 2007                  10.28   10.99        270,267      2,781,991     ----     0.25    0.75      1.75      2.26
 2006                  10.10   10.74        253,942      2,566,782     ----     0.25    0.75     12.37     12.93
 2005                   8.99    9.51        234,111      2,103,987     ----     0.25    0.75      4.46      4.98
 2004                   8.60    9.06        213,156      1,833,885     ----     0.25    0.75      5.72      6.25

 Total Return
 ------------
 2008                  12.81   13.35        265,066      3,408,549     2.93     0.25    0.75    (22.72)   (22.33)
 2007                  16.58   17.18        254,858      4,236,469     2.58     0.25    0.75      3.43      3.95
 2006                  16.03   16.53        251,886      4,040,650     2.20     0.25    0.75     11.06     11.62
 2005                  14.43   14.81        228,623      3,299,697     1.99     0.25    0.75      2.05      2.56
 2004                  14.14   14.44        202,263      2,860,577     1.62     0.25    0.75     10.49     11.04

 High Income
 -----------
 2008                  11.70   12.48        167,271      1,985,007     9.32     0.25    0.75    (29.03)   (28.67)
 2007                  16.49   17.50        194,803      3,236,518     6.94     0.25    0.75      1.00      1.51
 2006                  16.33   17.24        183,388      3,001,598     7.58     0.25    0.75      9.55     10.10
 2005                  14.90   15.66        163,910      2,442,825     6.43     0.25    0.75      1.39      1.90
 2004                  14.70   15.36        144,161      2,118,955     4.37     0.25    0.75      8.33      8.88

 Research
 --------
 2008                   5.90    5.92        213,819      1,261,061     ----     0.25    0.75    (42.40)   (41.27)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

                                     FS-57

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 MFS, continued:
 Utilities
 ---------
 2008                   6.37    6.39          1,953         12,438     ----     0.25    0.75    (39.84)   (37.37)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Value
 -----
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Oppenheimer:
 Cap App
 -------
 2008                   7.45    7.45         23,169        172,520     0.15     0.75    0.75    (45.93)   (45.93)
 2007                  13.77   13.99         19,444        267,766     0.16     0.25    0.75     13.29     13.86
 2006                  12.16   12.29          9,082        110,392     0.23     0.25    0.75      7.15      7.68
 2005                  11.34   11.41          3,391         38,473     ----     0.25    0.75      4.31      4.84
 2004                  10.88   10.89           ----           ----     ----     0.25    0.75      8.75      8.87

 Global Securities
 -----------------
 2008                   9.08    9.58        299,981      2,734,106     1.65     0.25    0.75    (40.64)   (40.34)
 2007                  15.29   16.06        376,412      5,763,109     1.26     0.25    0.75      5.52      6.05
 2006                  14.49   15.15        322,268      4,672,148     5.89     0.25    0.75     16.82     17.40
 2005                  12.41   12.90        269,990      3,349,729     0.82     0.25    0.75     13.45     14.02
 2004                  10.94   11.32        182,931      2,000,466     1.11     0.25    0.75     18.27     18.86

 Growth & Income
 ---------------
 2008                   6.79    7.16        323,190      2,201,023     1.57     0.25    0.75    (38.93)   (38.62)
 2007                  11.11   11.66        361,156      4,021,384     0.97     0.25    0.75      3.64      4.16
 2006                  10.72   11.19        325,417      3,490,899     1.02     0.25    0.75     14.17     14.74
 2005                   9.39    9.75        313,134      2,941,283     1.33     0.25    0.75      5.18      5.71
 2004                   8.93    9.23        316,630      2,827,547     0.74     0.25    0.75      8.64      9.18


                                     FS-58

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 Seligman:
 Comm & Info
 -----------
 2008                   8.46    8.80         36,343        310,300     ----     0.25    0.75    (36.86)   (36.54)
 2007                  13.41   13.86         34,408        463,588     ----     0.25    0.75     14.25     14.82
 2006                  11.73   12.07         31,499        370,536     ----     0.25    0.75     21.11     21.71
 2005                   9.69    9.92         28,390        275,050     ----     0.25    0.75      6.72      7.26
 2004                   9.08    9.25         26,833        243,596     ----     0.25    0.75     10.03     10.58

 Smaller Cap
 -----------
 2008                  12.65   13.14        217,908      2,764,002     ----     0.25    0.75    (40.04)   (39.73)
 2007                  21.09   21.81        294,215      6,213,999     ----     0.25    0.75      3.18      3.70
 2006                  20.44   21.03        259,133      5,301,972     ----     0.25    0.75     20.09     20.69
 2005                  17.02   17.43        227,662      3,875,528    11.09     0.25    0.75     (4.84)    (4.37)
 2004                  17.89   18.22        168,770      3,019,273     0.20     0.25    0.75     18.71     19.31

 Summit:
 EAFE Intl.
 ----------
 2008                  13.45   13.83        150,486      2,027,616     3.54     0.25    0.75    (43.11)   (42.83)
 2007                  23.64   24.20        119,633      2,831,628     1.10     0.25    0.75      9.27      9.82
 2006                  21.63   22.03         70,883      1,534,296     1.52     0.25    0.75     24.63     25.25
 2005                  17.36   17.59         45,639        792,225     0.46     0.25    0.75     11.73     12.29
 2004                  15.54   15.67         13,723        213,213     0.35     0.25    0.75     17.10     17.69

 Barclays
 --------
 2008                  12.07   12.42        135,823      1,641,820     4.55     0.25    0.75      5.76      6.29
 2007                  11.41   11.68        108,621      1,240,358     4.12     0.25    0.75      6.62      7.16
 2006                  10.71   10.90         89,894        962,468     3.88     0.25    0.75      2.87      3.38
 2005                  10.41   10.55         67,086        698,173     3.02     0.25    0.75      0.81      1.32
 2004                  10.32   10.41         19,795        204,351     2.96     0.25    0.75      2.78      3.29

 S&P 500
 -------
 2008                  15.22   16.23      1,117,335     17,341,058     3.24     0.25    0.75    (37.56)   (37.24)
 2007                  24.38   25.87      1,176,507     29,018,310     1.50     0.25    0.75      4.35      4.88
 2006                  23.36   24.66      1,240,857     29,135,567     1.39     0.25    0.75     14.50     15.08
 2005                  20.40   21.43      1,268,533     25,880,986     1.44     0.25    0.75      3.74      4.26
 2004                  19.67   20.56      1,247,594     24,535,627     0.39     0.25    0.75      9.54     10.09

 Nasdaq 100
 ----------
 2008                   2.96    3.13        776,865      2,305,265     0.05     0.25    0.75    (42.33)   (42.04)
 2007                   5.12    5.40        780,136      4,008,899     1.19     0.25    0.75     17.61     18.20
 2006                   4.36    4.57        792,770      3,458,436     0.13     0.25    0.75      5.87      6.40
 2005                   4.12    4.30        821,903      3,382,574     ----     0.25    0.75      0.54      1.05
 2004                   4.09    4.25        802,743      3,285,935     ----     0.25    0.75      9.26      9.81

                                     FS-59

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 Summit, continued:
 Russell
 -------
 2008                   9.82   10.51        348,207      3,442,387     2.03     0.25    0.75    (34.46)   (34.13)
 2007                  14.98   15.96        343,824      5,168,119     0.62     0.25    0.75     (2.93)    (2.44)
 2006                  15.43   16.36        319,826      4,946,023     0.58     0.25    0.75     16.73     17.31
 2005                  13.22   13.94        284,640      3,763,785     0.44     0.25    0.75      3.24      3.75
 2004                  12.81   13.44        237,967      3,047,984     0.18     0.25    0.75     16.82     17.41

 Midcap 400
 ----------
 2008                  13.75   14.38        494,601      6,824,773     2.15     0.25    0.75    (37.11)   (36.79)
 2007                  21.86   22.75        567,266     12,422,156     0.91     0.25    0.75      6.58      7.11
 2006                  20.51   21.24        538,164     11,046,592     0.82     0.25    0.75      8.90      9.45
 2005                  18.83   19.40        472,049      8,889,633     0.47     0.25    0.75     11.11     11.66
 2004                  16.95   17.38        392,282      6,648,897     0.23     0.25    0.75     14.89     15.47

 Zenith
 ------
 2008                  14.86   15.85        351,462      5,319,297     2.53     0.25    0.75    (39.94)   (39.64)
 2007                  24.74   26.25        337,459      8,453,456     1.35     0.25    0.75      0.64      1.15
 2006                  24.59   25.96        307,745      7,605,035     1.31     0.25    0.75     22.21     22.82
 2005                  20.12   21.13        278,553      5,603,973     1.44     0.25    0.75      6.12      6.65
 2004                  18.96   19.81        228,442      4,330,734     1.42     0.25    0.75     13.91     14.48

 Balanced
 --------
 2008                  10.19   10.87         76,409        795,111     3.10     0.25    0.75    (22.13)   (21.74)
 2007                  13.09   13.89         88,600      1,173,891     2.76     0.25    0.75      6.22      6.75
 2006                  12.33   13.01         85,899      1,065,427     2.33     0.25    0.75     10.19     10.74
 2005                  11.19   11.75         79,992        894,822     2.52     0.25    0.75      2.27      2.78
 2004                  10.94   11.43         77,427        846,892     1.63     0.25    0.75      6.78      7.32

 Natural Resources
 -----------------
 2008                   6.77    6.82         45,854        310,610     0.28     0.25    0.75    (40.49)   (40.19)
 2007                  11.37   11.41         27,481        312,592     ----     0.25    0.75     13.73     14.11
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Inflation
 ---------
 2008                   9.46    9.49         48,348        457,347     2.62     0.25    0.75     (6.83)    (5.74)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

                                     FS-60

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 Summit, continued:
 Aggressive
 ----------
 2008                   7.38    7.38            385          2,840     2.49     0.75    0.75      3.77      3.77
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Conservative
 ------------
 2008                   8.66    8.69          5,517         47,816     2.23     0.25    0.75     (8.94)     4.82
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Target
 ------
 2008                   7.62    7.62          3,143         23,953     2.42     0.75    0.75    (21.58)   (21.58)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Calvert:
 Income
 ------
 2008                   8.98    9.06        493,378      4,437,875    39.14     0.25    0.75    (12.30)   (11.67)
 2007                  10.24   10.28          6,078         62,257     4.32     0.25    0.75      2.43      2.77
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Social Equity
 -------------
 2008                   6.60    6.60             61            399     ----     0.75    0.75    (36.62)   (36.62)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Balanced
 --------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

                                     FS-61

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 Calvert, continued:
 International
 -------------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Ameritas:
 Core Strat
 ----------
 2008                   5.98    6.03        201,498      1,205,141     1.96     0.25    0.75    (40.86)   (40.56)
 2007                  10.11   10.14         22,743        229,990     0.50     0.25    0.75      1.08      1.42
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Growth
 ------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Value
 -----
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Money Market
 ------------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Small Cap
 ---------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

                                     FS-62

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 Ameritas, continued:
 Small Co.
 ---------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Fidelity:
 Contrafund SC2
 --------------
 2008                   6.36    6.41         73,471        467,729     1.20     0.25    0.75    (42.95)   (42.66)
 2007                  11.14   11.18         28,113        313,380     0.66     0.25    0.75     11.44     11.81
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Equity Inc. SC2
 ---------------
 2008                   5.43    5.48         43,727        237,772     3.20     0.25    0.75    (43.08)   (42.80)
 2007                   9.55    9.58         18,167        173,532     1.18     0.25    0.75     (4.53)    (4.20)
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 High Inc. SC2
 -------------
 2008                   7.34    7.40         53,522        392,815    21.57     0.25    0.75    (25.55)   (25.17)
 2007                   9.85    9.89          2,836         27,947     4.82     0.25    0.75     (1.45)    (1.12)
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Bond IC
 -------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Mid Cap IC
 ----------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

                                     FS-63

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 Fidelity, continued:
 Overseas IC
 -----------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Strategic IC
 ------------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Third Avenue:
 Value
 -----
 2008                   4.95    4.99        111,177        550,010     1.40     0.25    0.75    (44.08)   (43.80)
 2007                   8.84    8.87         16,181        143,131     0.30     0.25    0.75    (11.57)   (11.27)
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 T. Rowe:
 Blue Chip
 ---------
 2008                   6.15    6.17        240,288      1,477,374     0.19     0.25    0.75    (39.86)   (39.31)
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Equity Income
 -------------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----


                                     FS-64

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------
                                   At December 31                         For the Periods Ended December 31
                   -------------------------------------------------------------------------------------------------
                                                                       Inv.
                           Unit                         Net Assets    Income     Expense            Total
                         Value ($)          Units           ($)       Ratio %     Ratio %           Return %
                   ---------------------------------------------------------- --------------------------------------
                       Min      Max                                             Min     Max       Min       Max
 Pimco:
 Total Return
 ------------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

 Ivy:
 Science
 -------
 2008                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----     ----    ----      ----      ----
 2004                   ----    ----           ----           ----     ----     ----    ----      ----      ----

6.  CHANGES IN UNITS OUTSTANDING
--------------------------------
The change in units outstanding for the periods ended December 31, were as follows:

                                                       2008                   2007
                                               ---------------------  ---------------------
     Alger:
     Capital App
     -----------
     Units issued                                         47,507                  63,608
     Units redeemed                                      (15,445)                (21,873)
                                               ---------------------  ---------------------
     Net increase(decrease)                               32,062                  41,735
                                               =====================  =====================
     Mid Cap
     -------
     Units issued                                         79,499                  69,224
     Units redeemed                                      (48,393)                (19,365)
                                               ---------------------  ---------------------
     Net increase(decrease)                               31,106                  49,859
                                               =====================  =====================
     Balanced
     --------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               ---------------------  ---------------------
     Net increase(decrease)                                 ----                    ----
                                               =====================  =====================
     American Century:
     Income & Growth
     ---------------
     Units issued                                         31,874                  41,733
     Units redeemed                                      (30,716)                (21,414)
                                               ---------------------  ---------------------
     Net increase(decrease)                                1,158                  20,319
                                               =====================  =====================


                                     FS-65

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2008                    2007
                                               ---------------------   --------------------
     American Century, continued:
     Value
     -----
     Units issued                                         50,614                  45,335
     Units redeemed                                      (74,226)                (34,847)
                                               --------------------   ---------------------
     Net increase(decrease)                              (23,612)                 10,488
                                               ====================   =====================
     Mid Cap Value
     -------------
     Units issued                                         44,212                    ----
     Units redeemed                                       (4,232)                   ----
                                               --------------------   ---------------------
     Net increase(decrease)                               39,980                    ----
                                               ====================   =====================
     International
     -------------
     Units issued                                         16,333                  12,188
     Units redeemed                                       (4,475)                 (4,869)
                                               --------------------   ---------------------
     Net increase(decrease)                               11,858                   7,319
                                               ====================   =====================
     Scudder:
     Capital Growth
     --------------
     Units issued                                         52,286                  49,649
     Units redeemed                                      (78,231)                (69,602)
                                               --------------------   ---------------------
     Net increase(decrease)                              (25,945)                (19,953)
                                               ====================   =====================
     International
     -------------
     Units issued                                         71,705                  73,717
     Units redeemed                                      (95,166)                (81,648)
                                               --------------------   ---------------------
     Net increase(decrease)                              (23,461)                 (7,931)
                                               ====================   =====================
     Money Market
     ------------
     Units issued                                        343,625                 478,476
     Units redeemed                                     (270,824)               (345,579)
                                               --------------------   ---------------------
     Net increase(decrease)                               72,801                 132,897
                                               ====================   =====================
     Mid Value
     ---------
     Units issued                                         44,887                    ----
     Units redeemed                                       (2,207)                   ----
                                               --------------------   ---------------------
     Net increase(decrease)                               42,680                    ----
                                               ====================   =====================
     Global
     ------
     Units issued                                         40,585                    ----
     Units redeemed                                       (4,459)                   ----
                                               --------------------   ---------------------
     Net increase(decrease)                               36,126                    ----
                                               ====================   =====================


                                     FS-66

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2008                   2007
                                               ---------------------  ---------------------
     Franklin Templeton:
     Growth Securities
     -----------------
     Units issued                                          4,378                   4,164
     Units redeemed                                       (2,139)                   (638)
                                               --------------------   ---------------------
     Net increase(decrease)                                2,239                   3,526
                                               ====================   =====================
     Foreign Securities
     ------------------
     Units issued                                         33,307                  74,439
     Units redeemed                                     (177,254)                (58,443)
                                               --------------------   ---------------------
     Net increase(decrease)                             (143,947)                 15,996
                                               ====================   =====================
     Income
     ------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------   ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================   =====================
     AIM:
     Balance
     -------
     Units issued                                            468                   1,889
     Units redeemed                                       (1,271)                   (341)
                                               --------------------   ---------------------
     Net increase(decrease)                                 (803)                  1,548
                                               ====================   =====================
     Basic Value
     -----------
     Units issued                                          4,494                   3,520
     Units redeemed                                       (1,805)                   (783)
                                               ---------------------  ---------------------
     Net increase(decrease)                                2,689                   2,737
                                               =====================  =====================
     Capital Appreciation
     --------------------
     Units issued                                         43,507                  73,427
     Units redeemed                                     (110,937)                (72,718)
                                               ---------------------  ---------------------
     Net increase(decrease)                              (67,430)                    709
                                               =====================  =====================
     Intl Growth
     -----------
     Units issued                                         11,445                    ----
     Units redeemed                                       (1,457)                   ----
                                               ---------------------  ---------------------
     Net increase(decrease)                                9,988                    ----
                                               =====================  =====================
     Global
     ------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               ---------------------  ---------------------
     Net increase(decrease)                                 ----                    ----
                                               =====================  =====================


                                     FS-67

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2008                   2007
                                               ---------------------  ---------------------
     AIM, continued:
     Small Cap
     ---------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               ---------------------  ---------------------
     Net increase(decrease)                                 ----                    ----
                                               =====================  =====================
     Morgan Stanley:
     Core+Fixed
     ----------
     Units issued                                         22,368                  35,260
     Units redeemed                                      (33,292)                 (9,474)
                                               ---------------------  ---------------------
     Net increase(decrease)                              (10,924)                 25,786
                                               =====================  =====================
     U.S. Real Estate
     ----------------
     Units issued                                         36,647                  27,742
     Units redeemed                                      (23,850)                (13,356)
                                               ---------------------  ---------------------
     Net increase(decrease)                               12,797                  14,386
                                               =====================  =====================
     Emerging Markets
     ----------------
     Units issued                                         88,821                    ----
     Units redeemed                                       (5,345)                   ----
                                               ---------------------  ---------------------
     Net increase(decrease)                               83,476                    ----
                                               =====================  =====================
     Neuberger Berman:
     Regency
     -------
     Units issued                                         10,297                    ----
     Units redeemed                                         (112)                   ----
                                               --------------------   ---------------------
     Net increase(decrease)                               10,185                    ----
                                               ====================   =====================
     Guardian
     --------
     Units issued                                         33,119                  24,772
     Units redeemed                                      (61,222)                (24,919)
                                               --------------------   ---------------------
     Net increase(decrease)                              (28,103)                   (147)
                                               ====================   =====================
     MFS:
     Growth
     ------
     Units issued                                         47,543                  43,682
     Units redeemed                                      (81,342)                (70,684)
                                               --------------------   ---------------------
     Net increase(decrease)                              (33,799)                (27,002)
                                               ====================   =====================
     Investor Trust
     --------------
     Units issued                                         66,303                  55,097
     Units redeemed                                     (101,866)                (70,351)
                                               ---------------------  ---------------------
     Net increase(decrease)                              (35,563)                (15,254)
                                               =====================  =====================


                                     FS-68

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2008                    2007
                                               -------------------    ---------------------
     MFS, continued:
     New Discovery
     -------------
     Units issued                                         29,980                  35,928
     Units redeemed                                      (70,759)                (19,603)
                                               -------------------    ---------------------
     Net increase(decrease)                              (40,779)                 16,325
                                               ===================    =====================
     Total Return
     ------------
     Units issued                                         54,831                  37,368
     Units redeemed                                      (44,623)                (34,396)
                                               -------------------    ---------------------
     Net increase(decrease)                               10,208                   2,972
                                               ===================    =====================
     High Income
     -----------
     Units issued                                         29,585                  38,648
     Units redeemed                                      (57,117)                (27,233)
                                               -------------------    ---------------------
     Net increase(decrease)                              (27,532)                 11,415
                                               ===================    =====================
     Research
     --------
     Units issued                                        225,314                    ----
     Units redeemed                                      (11,495)                   ----
                                               -------------------    ---------------------
     Net increase(decrease)                              213,819                    ----
                                               ===================    =====================
     Utilities
     ---------
     Units issued                                          2,173                    ----
     Units redeemed                                         (220)                   ----
                                               -------------------    ---------------------
     Net increase(decrease)                                1,953                    ----
                                               ===================    =====================
     Value
     -----
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               -------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ===================    =====================
     Oppenheimer:
     Cap App
     -------
     Units issued                                         13,678                  11,294
     Units redeemed                                       (9,953)                   (932)
                                               -------------------    ---------------------
     Net increase(decrease)                                3,725                  10,362
                                               ===================    =====================
     Global Securities
     -----------------
     Units issued                                         54,829                  73,355
     Units redeemed                                     (131,260)                (19,211)
                                               -------------------    ---------------------
     Net increase(decrease)                              (76,431)                 54,144
                                               ===================    =====================


                                     FS-69

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2008                   2007
                                               ---------------------  ---------------------
     Oppenheimer, continued:
     Growth & Income
     ---------------
     Units issued                                         50,199                  53,815
     Units redeemed                                      (88,165)                (18,076)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (37,966)                 35,739
                                               =====================   =====================
     Seligman:
     Comm & Info
     -----------
     Units issued                                         13,119                   8,373
     Units redeemed                                      (11,184)                 (5,464)
                                               ---------------------   ---------------------
     Net increase(decrease)                                1,935                   2,909
                                               =====================   =====================
     Smaller Cap
     -----------
     Units issued                                         38,636                  52,359
     Units redeemed                                     (114,943)                (17,274)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (76,307)                 35,085
                                               =====================   =====================
     Summit:
     EAFE Intl.
     ----------
     Units issued                                         56,492                  64,506
     Units redeemed                                      (25,639)                (15,757)
                                               ---------------------   ---------------------
     Net increase(decrease)                               30,853                  48,749
                                               =====================   =====================
     Barclays
     --------
     Units issued                                         58,851                  30,222
     Units redeemed                                      (31,649)                (11,495)
                                               ---------------------   ---------------------
     Net increase(decrease)                               27,202                  18,727
                                               =====================   =====================
     S&P 500
     -------
     Units issued                                        179,684                 204,103
     Units redeemed                                     (238,856)               (268,453)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (59,172)                (64,350)
                                               =====================   =====================
     Nasdaq 100
     ----------
     Units issued                                        115,227                 108,514
     Units redeemed                                     (118,498)               (121,147)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (3,271)                (12,633)
                                               =====================   =====================
     Russell
     -------
     Units issued                                         59,241                  51,510
     Units redeemed                                      (54,858)                (27,512)
                                               ---------------------   ---------------------
     Net increase(decrease)                                4,383                  23,998
                                               =====================   =====================


                                     FS-70

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2008                     2007
                                               --------------------    ---------------------
     Summit, continued:
     Midcap 400
     ----------
     Units issued                                         57,833                  71,278
     Units redeemed                                     (130,498)                (42,176)
                                               --------------------    ---------------------
     Net increase(decrease)                              (72,665)                 29,102
                                               ====================    =====================
     Zenith
     ------
     Units issued                                        101,943                  93,338
     Units redeemed                                      (87,940)                (63,624)
                                               --------------------    ---------------------
     Net increase(decrease)                               14,003                  29,714
                                               ====================    =====================
     Balanced
     --------
     Units issued                                         13,834                  17,100
     Units redeemed                                      (26,025)                (14,399)
                                               --------------------    ---------------------
     Net increase(decrease)                              (12,191)                  2,701
                                               ====================    =====================
     Natural Resources
     -----------------
     Units issued                                         42,473                  27,849
     Units redeemed                                      (24,100)                   (368)
                                               --------------------    ---------------------
     Net increase(decrease)                               18,373                  27,481
                                               ====================    =====================
     Inflation
     ---------
     Units issued                                         56,245                    ----
     Units redeemed                                       (7,897)                   ----
                                               --------------------    ---------------------
     Net increase(decrease)                               48,348                    ----
                                               ====================    =====================
     Aggressive
     ----------
     Units issued                                            390                    ----
     Units redeemed                                           (5)                   ----
                                               --------------------    ---------------------
     Net increase(decrease)                                  385                    ----
                                               ====================    =====================
     Conservative
     ------------
     Units issued                                          6,043                    ----
     Units redeemed                                         (526)                   ----
                                               --------------------    ---------------------
     Net increase(decrease)                                5,517                    ----
                                               ====================    =====================
     Target
     ------
     Units issued                                          3,223                    ----
     Units redeemed                                          (80)                   ----
                                               --------------------    ---------------------
     Net increase(decrease)                                3,143                    ----
                                               ====================    =====================


                                     FS-71

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2008                     2007
                                               --------------------    ---------------------
     Calvert:
     Income
     ------
     Units issued                                        516,846                   6,173
     Units redeemed                                      (29,546)                    (95)
                                               --------------------    ---------------------
     Net increase(decrease)                              487,300                   6,078
                                               ====================    =====================
     Social Equity
     -------------
     Units issued                                             72                    ----
     Units redeemed                                          (11)                   ----
                                               --------------------    ---------------------
     Net increase(decrease)                                   61                    ----
                                               ====================    =====================
     Balanced
     --------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================
     International
     -------------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================
     Ameritas:
     Core Strat
     ----------
     Units issued                                        194,951                  29,709
     Units redeemed                                      (16,196)                 (6,966)
                                               --------------------    ---------------------
     Net increase(decrease)                              178,755                  22,743
                                               ====================    =====================
     Growth
     ------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================
     Value
     -----
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================
     Money Market
     ------------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================


                                     FS-72

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2008                     2007
                                               --------------------    ---------------------
     Ameritas, continued:
     Small Cap
     ---------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================
     Small Co.
     ---------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================
     Fidelity:
     Contrafund SC2
     --------------
     Units issued                                         89,000                  28,265
     Units redeemed                                      (43,642)                   (152)
                                               --------------------    ---------------------
     Net increase(decrease)                               45,358                  28,113
                                               ====================    =====================
     Equity Inc. SC2
     ---------------
     Units issued                                         57,648                  25,561
     Units redeemed                                      (32,088)                 (7,394)
                                               --------------------    ---------------------
     Net increase(decrease)                               25,560                  18,167
                                               ====================    =====================
     High Inc. SC2
     -------------
     Units issued                                         55,333                   2,947
     Units redeemed                                       (4,647)                   (111)
                                               --------------------    ---------------------
     Net increase(decrease)                               50,686                   2,836
                                               ====================    =====================
     Bond IC
     -------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================
     Mid Cap IC
     ----------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================
     Overseas IC
     -----------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================


                                     FS-73

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2008                    2007
                                               --------------------   ---------------------
     Fidelity, continued:
     Strategic IC
     ------------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================
     Third Avenue:
     Value
     -----
     Units issued                                        107,460                  16,258
     Units redeemed                                      (12,464)                    (77)
                                               --------------------    ---------------------
     Net increase(decrease)                               94,996                  16,181
                                               ====================    =====================
     T. Rowe:
     Blue Chip
     ---------
     Units issued                                        255,208                    ----
     Units redeemed                                      (14,920)                   ----
                                               --------------------    ---------------------
     Net increase(decrease)                              240,288                    ----
                                               ====================    =====================
     Equity Income
     -------------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================
     Pimco:
     Total Return
     ------------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================
     Ivy:
     Science
     -------
     Units issued                                           ----                    ----
     Units redeemed                                         ----                    ----
                                               --------------------    ---------------------
     Net increase(decrease)                                 ----                    ----
                                               ====================    =====================

                          Independent Auditors' Report

To the Board of Directors
The Union Central Life Insurance Company
Cincinnati, Ohio

We have audited the accompanying balance sheets - statutory-basis of The Union Central Life Insurance Company (the Company), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2008 and 2007, and the related statements of income and changes in capital and surplus - statutory-basis and cash flows - statutory-basis for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 17.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of The Union Central Life Insurance Company as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory-basis of The Union Central Life Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 26, 2009

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                        Balance Sheets - Statutory-Basis

                                                                                        December 31,
                                                                             ---------------------------------
                                                                                  2008                2007
                                                                             -------------       -------------
                                                                                       (000's Omitted)
ADMITTED ASSETS

Cash and Investments:
     Bonds                                                                   $   3,451,144       $   3,488,745
     Common stock in subsidiaries and affiliates                                    13,293              29,921
     Preferred and other common stocks                                             157,767             191,085
     Mortgage loans                                                                551,040             536,801
     Real estate
       Properties occupied by the Company                                           12,794              14,389
       Properties held for the production of income                                    234               4,065
     Policy loans                                                                  154,527             151,856
     Cash and short-term investments                                               104,674              26,111
     Receivable for securities                                                         693               2,182
     Other invested assets                                                          21,814              31,002
                                                                             -------------       -------------
       Total Cash and Investments                                                4,467,980           4,476,157

Deferred and uncollected premiums                                                   32,397              33,029
Investment income due and accrued                                                   48,639              48,502
Net deferred income tax asset                                                       24,188              27,221
Federal income tax recoverable                                                       2,270               3,937
Other admitted assets                                                               69,327              68,869
Separate account assets                                                          1,665,780           2,627,156
                                                                             -------------       -------------
       Total Admitted Assets                                                 $   6,310,581       $   7,284,871
                                                                             =============       =============
LIABILITIES, CAPITAL AND SURPLUS

Policy and Contract Liabilities:
     Reserves for life, accident and health policies                         $   4,131,659       $   4,035,730
     Deposit funds                                                                 124,602             129,052
     Policy claims                                                                  20,004              19,305
     Interest maintenance reserve                                                       --               9,672
     Dividends payable to policyholders                                             11,874              11,565
                                                                             -------------       -------------
       Total Policy and Contract Liabilities                                     4,288,139           4,205,324

Accrued commissions, expenses and taxes                                             55,792              64,552
Asset valuation reserve                                                              4,739              37,131
Other liabilities                                                                   29,154              29,649
Separate account liabilities                                                     1,665,780           2,627,156
                                                                             -------------       -------------
       Total Liabilities                                                         6,043,604           6,963,812
                                                                             -------------       -------------
Capital and Surplus:
     Common stock, par value $1.00 per share, 10,000,000 shares
      authorized, 2,500,000 shares issued and outstanding                            2,500               2,500
     Additional paid in capital                                                     80,000               5,000
     Surplus notes                                                                  74,845              49,836
     Unassigned surplus                                                            109,632             263,723
                                                                             -------------       -------------
       Total Capital and Surplus                                                   266,977             321,059
                                                                             -------------       -------------
       Liabilities, Capital and Surplus                                      $   6,310,581       $   7,284,871
                                                                             =============       =============

           The accompanying notes are an integral part of the statutory-basis financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
    Statements of Income and Changes in Capital and Surplus - Statutory-Basis

                                                                                    Year Ended December 31,
                                                                       ------------------------------------------------
                                                                           2008              2007             2006
                                                                       -------------    -------------     -------------
                                                                                        (000's Omitted)
Premiums and Other Revenue:
     Premium income and deposits                                       $     982,367    $     921,544     $     914,568
     Net investment income                                                   258,613          261,665           261,511
     Other income                                                             69,138           69,711            62,710
                                                                       -------------    -------------     -------------
       Total Premiums and Other Revenue                                    1,310,118        1,252,920         1,238,789
                                                                       -------------    -------------     -------------
Benefits Paid or Provided:
     Benefits and dividends                                                  935,867          916,905           891,634
     Provision for future benefits                                           111,413           73,617           139,771
                                                                       -------------    -------------     -------------
       Total Benefits Paid or Provided                                     1,047,280          990,522         1,031,405
                                                                       -------------    -------------     -------------
Insurance Expenses:
     Operating expenses and commissions                                      265,602          244,017           207,100
     Premium and other insurance taxes                                        17,018           15,854            13,101
                                                                       -------------    -------------     -------------
       Total Insurance Expenses                                              282,620          259,871           220,201
                                                                       -------------    -------------     -------------
       Gain (Loss) from Operations before Federal Income Tax
       Expense (Benefit) and Net Realized Capital Gains (Losses)             (19,782)           2,527           (12,817)

     Federal income tax expense (benefit)                                      1,690           (2,871)           (3,337)
                                                                       -------------    -------------     -------------
       Gain (Loss) from Operations before
       Net Realized Capital Gains (Losses)                                   (21,472)           5,398            (9,480)

     Net realized capital gains (losses)                                    (134,799)          (5,503)              405
                                                                       -------------    -------------     -------------

       Net Loss                                                             (156,271)            (105)           (9,075)

     Common stock:
       Transfers from surplus - stock dividend                                    --               --             7,500
       Transfers to additional paid in capital - par value adjustment             --               --            (5,000)
     Additional paid in capital:
       Capital contribution from parent                                       75,000               --                --
       Transfers from common stock - par value adjustment                         --               --             5,000
     Surplus notes:
       Surplus note amortization                                                   9                9                 9
       Surplus notes                                                          25,000               --                --
     Unassigned surplus:
       Transfers to common stock - stock dividend                                 --               --            (7,500)
       Change in unrealized capital gains (losses)                           (27,774)          (8,957)           14,325
       Change in asset valuation reserve                                      32,392             (889)           (9,136)
       Change in minimum pension liability                                     1,118              482            38,905
       Change in valuation basis                                               6,216               --            (3,369)
       Prior year reserve errors                                               9,269            1,166             1,257
       Prior year unearned annualized commissions error                           --           (1,355)               --
       Group life and health reinsurance agreements                             (322)            (677)             (672)
       Change in net deferred income taxes                                    66,920            4,950             1,122
       Pension merger                                                          7,062               --                --
       Change in non-admitted assets                                         (92,701)            (648)          (43,222)
                                                                       -------------    -------------     -------------
       Decrease in Capital and Surplus                                       (54,082)          (6,024)           (9,856)

     Capital and Surplus at the Beginning of the Year                        321,059          327,083           336,939
                                                                       -------------    -------------     -------------
       Capital and Surplus at the End of the Year                      $     266,977    $     321,059     $     327,083
                                                                       =============    =============     =============

           The accompanying notes are an integral part of the statutory-basis financial statements.

                                       3

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                   Statements of Cash Flows - Statutory-Basis

                                                                                    Year Ended December 31,
                                                                       ------------------------------------------------
                                                                           2008              2007             2006
                                                                       -------------    -------------     -------------
                                                                                        (000's Omitted)
OPERATING ACTIVITIES
     Premium received net of reinsurance                               $     982,290    $     898,598     $     917,324
     Net investment income received                                          262,848          262,420           262,244
     Other income received                                                    68,928           69,663            62,287
     Benefit and loss related payments                                    (1,025,102)        (906,703)         (857,812)
     Dividends to policyholders paid                                         (11,940)         (11,886)          (11,216)
     Commissions and expenses paid                                          (279,964)        (254,031)         (227,022)
     Transfers from (to) separate accounts                                   125,621           23,942           (31,775)
     Federal income taxes received (paid)                                         (5)          12,629             2,930
     Other items, net                                                             --           19,738            13,319
                                                                       -------------    -------------     -------------

         Net Cash Provided by Operating Activities                           122,676          114,370           130,279
                                                                       -------------    -------------     -------------
INVESTING ACTIVITIES
     Sales, maturities, or repayments of investments                         609,166          792,649           541,171
     Purchases of investments                                               (713,924)        (899,384)         (659,177)
                                                                       -------------    -------------     -------------

         Net Cash Used in Investing Activities                              (104,758)        (106,735)         (118,006)
                                                                       -------------    -------------     -------------
FINANCING ACTIVITIES
     Capital contribution                                                     75,000               --                --
     Surplus notes                                                            25,000               --                --
     Repayments under reverse repurchase agreements                               --               --           (10,650)
     Net deposits (withdrawals) on deposit-type contracts                     (8,761)           1,077             9,704
     Other miscellaneous, net                                                (30,594)              --             5,885
                                                                       -------------    -------------     -------------

         Net Cash Provided by Financing Activities                            60,645            1,077             4,939
                                                                       -------------    -------------     -------------

         Net Increase in Cash and Short-Term Investments                      78,563            8,712            17,212

         Cash and Short-Term Investments at Beginning of the Year             26,111           17,399               187
                                                                       -------------    -------------     -------------

         Cash and Short-Term Investments at End of the Year            $     104,674    $      26,111     $      17,399
                                                                       =============    =============     =============

           The accompanying notes are an integral part of the statutory-basis financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

                 Notes to Financial Statements - Statutory-Basis

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
The Union Central Life Insurance Company (the Company or Union Central) is a stock life insurance company domiciled in the State of Ohio.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and the management of funds accumulated for pre-retirement and retirement needs.

The Company is licensed to do business in all 50 states of the U.S. and the District of Columbia.

On January 1, 2006, the Company was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly-owned by a newly formed Ohio mutual insurance holding company known as the Union Central Mutual Holding Company ("UCMHC"). UCMHC was immediately merged with the Ameritas Acacia Mutual Holding Company, which concurrently changed its name to the UNIFI Mutual Holding Company (UNIFI). The capital stock of Union Central was contributed to UNIFI's wholly-owned subsidiary, Ameritas Holding Company ("AHC"), which resulted in Union Central becoming an indirect subsidiary of UNIFI and direct subsidiary of AHC. UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

Union Central issued 100 shares of its common stock, par value of $0.1 per share to AHC on January 1, 2006. In order to satisfy statutory recapitalization requirements, the Company amended and restated its Articles of Incorporation (Articles) to reclassify its common stock, par value $0.1 per share to common stock, par value $3.00012 per share and increased the authorized amount of common stock from 1,000 shares to 10,000,000 shares effective September 30, 2006. The Company also declared and paid a dividend of 2,499,900 shares of stock to AHC and immediately amended the Articles to reduce the par value of the new stock from $3.00012 per share to $1.00 per share on September 30, 2006. As a result of these transactions, Union Central reported common stock of $2,500,000 and additional paid in capital of $5,000,000 at September 30, 2006.

On July 1, 2005, Union Central established a closed block of policies (Closed Block) under an arrangement approved by the Ohio Department of Insurance, to protect the dividend paying rights of certain policyholders. The Closed Block became effective on January 1, 2006 (Effective Date). The policies included in the Closed Block are traditional dividend paying ordinary life policies, including whole life plans, limited pay plans, endowments, and some term policies, as well as policies which were eligible to be reinstated to dividend paying policies. Riders and dividend options on policies in the Closed Block are also included. The Closed Block is designed to provide reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of the policies included in the block until the block is no longer in effect.

In addition to the Company, AHC is also a 100% owner of Ameritas Life Insurance Corp. (ALIC), an insurance company domiciled in the state of Nebraska, 100% owner of Acacia Life Insurance Company (Acacia), a life insurance company domiciled in the District of Columbia, and 100% owner of Summit Investment Advisors, Inc., an advisor providing investment management services. Principal subsidiaries of ALIC include First Ameritas Life Insurance Corp. of New York (FALIC), a life insurance company domiciled in the state of New York, Pathmark Administrators, Inc., a third party administrator, and Ameritas Investment Corp.
(AIC), a broker dealer. Acacia is a 100% owner of Acacia Financial Corporation
(AFCO), which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include the Acacia Federal Savings Bank, Acacia Realty Corporation, owner of real estate property, and the Calvert Group, Ltd., a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds.

At December 31, 2008, the Company owned the following subsidiaries and affiliates, wholly or in part: 1) Summit Investment Partners, Inc., wholly-owned, a registered investment adviser; 2) PRBA, Inc., wholly-owned, the holding company of a pension administration company; 3) Union Central Mortgage Funding, Inc., wholly-owned, a mortgage banking business and 4) Paycor, Inc., 17.71% owned, a payroll company. The financial statements reflect the results of the Company's operations and the appropriate equity in its subsidiaries at December 31, 2008, 2007 and 2006. (See Note 7 for further information about the investments and operations of the subsidiaries.) The Company also owns a bond with an amortized cost basis of $1,488,000 in Paycor, Inc. The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Effective December 12, 2008, Calvert Asset Management Company, an affiliated company, assumed management of the mutual fund assets previously managed by Summit Investment Partners, Inc. There was no material impact on Union Central's financial results as a result of this transaction.

Effective July 1, 2007, Summit Investment Partners, LLC was dissolved as part of a consolidation of investment advisory services between Summit Investment Partners, LLC and Summit Investment Advisors, Inc. There was no material impact on Union Central's financial results as a result of this transaction.

Basis of Presentation
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values not given by the Securities Valuation Office, other than temporary impairments and employee benefit plans.

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance. The Ohio Department of Insurance recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operations of an insurance company. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Ohio and comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP).

Current SAP practices vary from GAAP. The more significant variances between SAP and GAAP are as follows:

         Investments:
         ------------
         Under SAP, investments in bonds are reported at amortized cost or fair value based on their NAIC rating. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds would be designated at purchase as available-for-sale; under this designation, bonds would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

         Under SAP, all single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective method or prospective method, applied consistently by asset class. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

         Under SAP, investments in common stocks of subsidiaries and affiliates are valued based on the appropriate equity in the net underlying assets of each subsidiary and affiliate. Investments in other common stocks are carried at fair value based on their NAIC Securities Valuation Office ("SVO") valuation. Changes in the value of common stocks are reported directly in surplus. Under GAAP, majority-owned subsidiaries' balance sheet accounts and results of operations would be consolidated with the Company's financial statements. Investments in other common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

         Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Under SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses include self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

         Under SAP, valuation allowances are established through the asset valuation reserve for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loans effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

         Under SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. Under SAP, an "Asset valuation reserve" is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An asset valuation reserve is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pretax basis in the period the asset giving rise to the gain or loss is sold.

         Under SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability, and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

         Policy Acquisition Costs:
         -------------------------
         Under SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

         Unearned Revenue:
         -----------------
         Under SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

         Non-admitted Assets:
         --------------------
         Under SAP, certain assets designated as "non-admitted", are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the Balance Sheets.

         Universal Life and Annuity Policies:
         ------------------------------------
         Under SAP, revenues for universal life and annuity policies consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and are recorded as account values and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Benefit Reserves:
         -----------------
         Under SAP, certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

         Policyholder Dividends:
         -----------------------
         Under SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

         Reinsurance:
         ------------
         Under SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

         Under SAP, policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Under GAAP, reinsurance recoverables would be recorded as an asset.

         Under SAP, commission allowances by reinsurers on business ceded are reported as income when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs.

         Employee Benefits:
         ------------------
         Under SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

         Federal Income Taxes:
         ---------------------
         Under SAP, deferred federal income taxes are recognized for differences between the financial statement amounts and tax bases of assets and liabilities. Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred income tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes would be included in the computation of deferred taxes, a deferred income tax asset would be recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance would be established for deferred income tax assets not realizable.

         Surplus Notes:
         --------------
         Surplus notes are reported as surplus under SAP, and would be a liability under GAAP. Under SAP, interest cannot be accrued until written approval has been received from the Ohio Department of Insurance. Under GAAP, interest would be accrued when incurred.

         Comprehensive Income:
         ---------------------
         Comprehensive income and its components are not presented under SAP.

         Statements of Cash Flow:
         ------------------------
         Under SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash would include cash and cash equivalent balances with initial maturities of three months or less.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds, collateralized mortgage obligations (CMO's) and other structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with an NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Preferred stocks, including preferred stocks of affiliates, are stated at lower of cost, or fair value based on the NAIC designation.

Common stocks are generally reported at fair value. Investments in stocks of noninsurance subsidiaries and affiliates in which the Company has an interest of 10% or more are reported equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank common stock is recorded at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. Policy loans are stated at the aggregate unpaid principal balance.

Realized investment gains and losses on sales are determined using the specific identification method. When it is determined that a decline in the value of an investment is other than temporary, the cost basis of the investment is written down to fair value, and the write-down is recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Real Estate
Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method.

Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and Short-Term Investments
Cash and short-term investments presented in the Balance Sheets consist of cash-in-bank, cash-in-transit, money market mutual funds and commercial paper that has a maturity date of one year or less at the date acquired.

Receivable for Securities
The receivable for securities presented in the Balance Sheets represents amounts due from brokers resulting from securities that were sold at the end of the year, but the proceeds have not been received at the balance sheet date.

Limited Partnerships
The carrying amount of limited partnerships reflects the underlying GAAP equity of the limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investment in limited partnerships is recorded in "Other invested assets" in the Balance Sheets.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Derivative Financial Instruments
The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until December 1, 2009. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $1,922,000 at December 31, 2008.

The call options are carried at their fair value (See Note 3), and are reflected in "Other invested assets" in the Balance Sheets. The liabilities for the hedged insurance contracts are adjusted based on the fair value of the related embedded derivatives, and are reflected in "Deposit funds" in the Balance Sheets. Changes in the fair value of expired call options are reflected in "Net investment income" in the Statements of Income and Changes in Capital and Surplus, and totaled $(10,596,000), $5,943,000 and $2,337,000 for the years ended December 31, 2008, 2007 and 2006, respectively. Changes in the fair value of open call options are reflected in "Change in unrealized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus, and totaled $(5,142,000), $(6,232,000), and $3,754,000 for the years ended December 31,
2008, 2007 and 2006, respectively. Adjustments to the liabilities for hedged insurance contracts based on changes in the fair value of the call options are reflected in "Provision for future benefits" in the Statements of Income and Changes in Capital and Surplus. The notional amount of the call options at December 31, 2008 and 2007 was $39,624,000 and $72,100,000, respectively.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a pre-determined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company does not receive cash on the initial sale of the contracts, but will receive or pay cash daily based on the movement of the underlying index. The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bill) is recorded as an asset by the Company.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in "Change in unrealized capital gains (losses)" and totaled $17,000 for the year ended December 31, 2008. The total variation margin on closed contracts is reflected in "Net investment income" and totaled $221,000 for the year ended December 31, 2008.

Non-admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets and are charged directly to surplus. Non-admitted assets consist primarily of a non-admitted receivable from AHC, disallowed negative IMR, unaudited subsidiaries, advances to agents, furniture and equipment, deferred income tax assets, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual.

In addition, during 2007, the Company discovered that its commission system was not properly offsetting the expense allowances associated with branch office managers, which overstated unearned annualized commissions and understated expenses. The error was corrected in 2007 by reducing non-admitted assets and recording a direct charge to unassigned surplus of $1,355,000 in the Balance Sheet. However, there was no net impact on surplus as the change in non-admitted assets directly offsets the direct charge to unassigned surplus.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Furniture and Equipment
The admitted value of the Company's electronic data processing equipment and operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $8,357,000 and $8,866,000, was $906,000 and $1,165,000, at December 31, 2008 and 2007,
respectively, and is recorded in "Other admitted assets" in the Balance Sheets. Electronic data processing equipment and operating software is depreciated using the straight line method over the lesser of its estimated useful life or three years. Non-operating software is depreciated using the straight line method over the lesser of its estimated useful life or five years. Other furniture and equipment is depreciated using the straight line method over the estimated useful life. Depreciation expense recorded in "Operating expenses and commissions" in the Statements of Income and Changes in Capital and Surplus in 2008, 2007 and 2006 was $2,695,000, $4,855,000 and $7,572,000, respectively.

Reserves for Life, Accident and Health Policies
Life, annuity, and accident and health benefit reserves are developed using accepted actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by the Ohio Department of Insurance or guaranteed policy cash values. The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the policy month of death. Surrender values are not promised in excess of the legally computed reserves. Mean reserves for substandard lives are based on the appropriate multiples of standard rates of mortality.

During 2008, the Company discovered errors in its calculation of prior year reserves for its individual annuity products due to incorrect data feeds, incorrect plan file coding due to certain missing data and incorrect vendor program coding all within the policy valuation system. These errors were corrected as a direct increase in unassigned surplus and a decrease in reserves of $8,318,000 presented on the Balance Sheets in 2008. In addition, the policy valuation system vendor corrected a deficiency reserve coding error affecting the Company's prior year universal life deficiency reserves. This error was corrected as a direct increase in unassigned surplus and a decrease in reserves of $951,000 presented on the Balance Sheets in 2008.

During 2008, changes in valuation bases were recognized in the Balance Sheets associated with whole life reserves. These changes resulted in a $6,215,000 decrease in aggregate reserves for life contracts as of January 1, 2008 and were recorded as changes in valuation basis in unassigned surplus.

During 2007, the Company discovered three errors in its calculation of prior year reserves, which were corrected as a direct increase in unassigned surplus of $1,166,000 presented on the Balance Sheets in 2007. Two reserve errors were associated with the secondary guarantee universal life (SGUL) product and one reserve error was associated with the survivor universal life (SUL) product. The SGUL errors were due to incorrect coding in the policy valuation system for load limits and deficiency reserves and correction of these errors resulted in a $647,000 reduction in reserves at January 1, 2007. The SUL error was due to incorrect guaranteed cost of insurance charges being coded in the policy valuation system and correction of this error resulted in a $519,000 reduction in SUL reserves at January 1, 2007.

During 2006, the Company discovered two errors in its calculation of prior year reserves, which were corrected as a direct increase in unassigned surplus of $1,257,000 presented on the Balance Sheets in 2006. The first error was associated with the secondary guarantee universal life (SGUL) product due to an incorrect calculation of loads in the valuation system, which resulted in a reduction in reserves of $1,711,000 at January 1, 2006. The second error was associated with level term reserves due to interest rate and mortality table errors, which resulted in a $454,000 increase in reserves at January 1, 2006.

In addition, in 2006, a change in valuation basis was recognized in the Balance Sheets associated with payout annuity reserves. This change resulted in a $3,369,000 increase in aggregate reserves for life contracts as of January 1, 2006 and was recorded as a change in valuation basis in unassigned surplus.

As of December 31, 2008 and 2007, the Company had $6,505,670,000 and $6,411,864,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Ohio Department of Insurance. Additional reserves for this purpose totaled $23,080,000 and $27,009,000 as of December 31, 2008 and 2007, respectively. In addition, as of December 31, 2008 and 2007, the Company had $391,054,000 and $424,120,000, respectively, of universal life insurance in force for which the guaranteed maturity premiums are less than the Commissioners Reserve Valuation Method renewal net premiums. Additional reserves for this purpose totaled $7,614,000 and $7,236,000, as of December 31, 2008 and 2007, respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Deposit Funds
The liability for deposit funds is generally established as the policyholders' accumulated cash values plus amounts provided for guaranteed interest, less applicable surrender charges.

Dividends
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Statements of Income and Changes in Capital and Surplus at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Amounts recorded in 2008, 2007 and 2006 totaled $12,249,000, $11,860,000 and
$12,053,000, respectively. Insurance in force receiving dividends accounted for 5.46%, 6.19% and 6.18% of total insurance in force at December 31, 2008, 2007 and 2006, respectively.

Policy Claims
Policy claim reserves represent management's best estimate of the ultimate net cost of all reported and unreported claims incurred through December 31. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the affects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve (AVR) is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. If the IMR is negative (representing aggregate net losses), such negative amount is non-admitted. Amortization included in net investment income was $777,000, $5,040,000 and $7,694,000 for 2008, 2007 and
2006, respectively.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered, principally for annuity contracts, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets and liabilities are carried at fair value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Recognition of Premium Revenues and Related Costs
For ordinary life insurance contracts and accident and health insurance contracts, premiums are recognized as revenues when premiums are due. For universal life insurance contracts and annuity considerations, revenues are recognized when premiums are received and consist of all premiums received. Commissions and other costs applicable to the acquisition of new business, primarily underwriting and policy issue costs, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Ohio Department of Insurance has been received.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Accounting Pronouncements
Effective January 1, 2007, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 96, Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties. This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

Effective January 1, 2007, the Company adopted SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, a Replacement of SSAP No. 88. This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

Effective January 1, 2006, the Company adopted SSAP Number 90, Accounting for the Impairment or Disposal of Real Estate Investments. This statement established the statutory accounting principles for the impairment or disposal of real estate investments, goodwill impairment and the treatment of long lived assets associated with discontinued operations. The adoption of this statement did not have a material impact on the financial statements.

NOTE 2 - INVESTMENTS

The cost or amortized cost and estimated fair value of bonds are summarized as follows:

                                                                               Year Ended December 31, 2008
                                                          -----------------------------------------------------------------
                                                             Cost or           Gross            Gross
                                                            Amortized        Unrealized       Unrealized          Fair
                                                              Cost             Gains           (Losses)           Value
                                                          -------------    -------------     -------------    -------------
                                                                                      (000's Omitted)
U.S. governments                                          $      66,863    $       1,619     $          --    $      68,482
Political subdivisions of states, territories and possessions
     (direct and guaranteed)                                        146                5                --              151
Special revenue and special assessment and all
     non-guaranteed obligations of agencies and authorities
     of governments and their political subdivisions            149,265            3,862            (4,781)         148,346
Public utilities (unaffiliated)                                 296,631            2,486           (21,404)         277,713
Industrial and miscellaneous (unaffiliated)                   2,941,459           16,066          (516,107)       2,441,418
Credit tenant loans (unaffiliated)                                1,295              110                --            1,405
Parent, subsidiaries and affiliates                               1,488              119                --            1,607
                                                          -------------    -------------     -------------    -------------
     Total                                                $   3,457,147    $      24,267     $    (542,292)   $   2,939,122
                                                          =============    =============     =============    =============


                                                                               Year Ended December 31, 2007
                                                          -----------------------------------------------------------------
                                                             Cost or           Gross            Gross
                                                            Amortized        Unrealized       Unrealized          Fair
                                                              Cost             Gains           (Losses)           Value
                                                          -------------    -------------     -------------    -------------
                                                                                      (000's Omitted)

U.S. governments                                          $       3,314    $         285     $          --    $       3,599
Political subdivisions of states, territories and possessions
     (direct and guaranteed)                                        147                4                --              151
Special revenue and special assessment and all
     non-guaranteed obligations of agencies and authorities
     of governments and their political subdivisions            132,289            1,482            (1,929)         131,842
Public utilities (unaffiliated)                                 257,238            3,101            (3,940)         256,399
Industrial and miscellaneous (unaffiliated)                   3,093,062           25,717          (100,760)       3,018,019
Credit tenant loans (unaffiliated)                                1,706              148                --            1,854
Parent, subsidiaries and affiliates                               1,488               60                --            1,548
                                                          -------------    -------------     -------------    -------------
     Total                                                $   3,489,244    $      30,797     $    (106,629)   $   3,413,412
                                                          =============    =============     =============    =============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

At December 31, 2008 and 2007, the amortized cost of bonds was reduced by $6,003,000 and $499,000, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets of $3,451,144,000 and $3,488,745,000, respectively.

Fair values are calculated as discussed in Note 12.

The Company had preferred stocks of $121,334,000 and $151,619,000, with a fair value of $77,234,000 and $141,955,000 as of December 31, 2008 and 2007,
respectively.

The cost or amortized cost and estimated fair value of the Company's investments in bonds by contractual maturity are as follows:

                                                         December 31, 2008
                                                 -------------------------------
                                                    Cost or
                                                   Amortized            Fair
                                                     Cost               Value
                                                 -----------         -----------
                                                           (000's Omitted)

    Due in one year or less                      $    90,346         $    86,885
    Due after one year
       through five years                            802,471             752,223
    Due after five years
       through ten years                           1,262,790           1,142,353
    Due after ten years                              304,410             243,813
                                                 -----------         -----------
          Subtotal                                 2,460,017           2,225,274

    Securities with multiple repayment dates         997,130             713,848
                                                 -----------         -----------

          Total                                  $ 3,457,147         $ 2,939,122
                                                 ===========         ===========

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from the sales, repayments, and maturities of investments in bonds are as follows:

                                                    Year Ended December 31,
                                          --------------------------------------
                                              2008         2007         2006
                                          -----------  -----------   -----------
                                                     (000's Omitted)
    Bonds:
       Proceeds from sales                $   341,530  $   452,210   $   219,781
       Proceeds from repayments and
          maturities                          160,884      216,492       229,976
                                          -----------  -----------   -----------
    Total                                 $   502,414  $   668,702       449,757
                                          ===========  ===========   ===========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Realized capital gains (losses) are as follows:

                                                                                     Year Ended December 31,
                                                                           ------------------------------------------
                                                                               2008           2007           2006
                                                                           -----------    -----------     -----------
                                                                                        (000's Omitted)
                Bonds:
                   Gross realized capital gains on sales                   $     8,876    $     6,490     $     3,520
                   Gross realized capital losses on sales                       (8,506)        (3,011)         (4,073)
                                                                           -----------    -----------     -----------
                Net realized capital gains (losses) on sales                       370          3,479            (553)
                Other, including impairments and net gain on
                   dispositions other than sales                              (124,937)       (17,132)         (7,947)
                                                                           -----------    -----------     -----------
                Total                                                         (124,567)       (13,653)         (8,500)

                Preferred stocks                                               (21,895)           121             (52)
                Common stocks                                                  (11,926)        (1,310)         (5,715)
                Real estate                                                        314         (3,259)            148
                Other                                                            1,539          4,034           3,884
                                                                           -----------    -----------     -----------
                Realized capital gains (losses) before federal
                   income taxes and transfer to IMR                           (156,535)       (14,067)        (10,235)

                Realized capital (gain) loss transferred to IMR                 33,413         12,043           6,057
                Federal income tax expense (benefit)                            11,677          3,479          (4,583)
                                                                           -----------    -----------     -----------
                Net realized capital gains (losses)                        $  (134,799)   $    (5,503)    $       405
                                                                           ===========    ===========     ===========

In 2008, 2007 and 2006, the Company recognized pre-tax impairment losses on bonds of $124,937,000, $18,090,000 and $8,457,000, respectively, as the securities had "other than temporary" losses in fair value. The losses were recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

In 2008, 2007 and 2006, the Company recognized pre-tax impairments of $21,895,000, $0, and $0, respectively, on preferred stock as the securities had "other than temporary" losses in fair value. The losses were recorded in "Net realized capital gains (losses)" in the Statement of Income and Changes in Capital and Surplus.

In 2008, 2007 and 2006, the Company recognized a pre-tax impairment loss of $455,000, $1,943,000, and $6,317,000 respectively on its subsidiary investment in PRBA, Inc. as the investment had "other than temporary" losses in fair value. The loss represents the difference between the Company's cost basis in the investment and fair value. The loss was recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

For the years ended December 31, 2008, 2007 and 2006, the Company recognized a pre-tax impairment loss of $8,697,000, $402,000, and $29,000, respectively, on unaffiliated common stocks.

For the years ended December 31, 2008, 2007 and 2006, the Company recognized pre-tax realized gains (losses) of $(2,774,000), $1,035,000 and $631,000, respectively, on the sale of unaffiliated common stocks and affiliated mutual funds.

In 2008, 2007 and 2006, the Company recognized impairments of $0, $3,259,000 and $204,000, respectively, on real estate. The losses were determined based on internal cash flow analysis and were recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

At December 31, 2008 and 2007, investments in bonds with an admitted asset value of $3,247,000 and $3,285,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company may enter into reverse repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Reverse repurchase agreements are accounted for as collateralized borrowed money with the amount received for the securities recorded in "Other liabilities" in the Balance Sheets. At December 31, 2008 and 2007, there were no reverse repurchase agreements outstanding. The Company maintains up to a maximum of 105% of the fair value of securities sold under reverse repurchase agreements as collateral.

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds and common stocks in the Balance Sheets. The carrying value of bonds and common stocks loaned as of December 31, 2008 were $38,480,000 and $0, respectively. The fair value of cash collateral held was $35,477,000 as of December 31, 2008. Income from securities lending is recognized in "Net investment income" in the Statements of Income and Changes in Capital and Surplus. The carrying value of bonds and common stocks loaned as of December 31, 2007 were $48,873,000 and $3,761,000, respectively. The fair value of cash collateral held was $56,049,000 as of December 31, 2007. There was no non-cash collateral on deposit at December 31, 2008 and 2007.

In 2008, the Company entered into an agreement with the Federal Home Loan Bank of Cincinnati to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for fixed rate long term advances (lines of credit) up to $50,000,000 to the Company in return for the purchase of membership stock equal to 0.15% of assets at the date of purchase. As a part of this agreement, $11,383,000 in stock was purchased. The assets and reserves are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The reserve at December 31, 2008 was $0.

A summary of investments with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows:

                                                                     December 31, 2008
                               --------------------------------------------------------------------------------------------
                                        Less than                      Twelve Months
                                      Twelve Months                       or More                           Total
                               ---------------------------      --------------------------       --------------------------
                                                  Gross                            Gross                            Gross
                                   Fair        Unrealized           Fair        Unrealized           Fair        Unrealized
                                   Value         Losses             Value         Losses             Value         Losses
                               -----------     -----------      -----------     ----------       -----------    -----------
                                                                      (000's Omitted)

Bonds                          $ 1,423,904     $  (180,545)     $   765,181     $ (361,747)      $ 2,189,085    $  (542,292)
Preferred stocks                    16,836          (6,356)          56,942        (37,744)           73,778        (44,100)
Common stocks                       17,011          (5,447)          21,932         (6,591)           38,943        (12,038)
                               -----------     -----------      -----------     ----------       -----------    -----------

Total                          $ 1,457,751     $  (192,348)     $   844,055     $ (406,082)      $ 2,301,806    $  (598,430)
                               ===========     ===========      ===========     ==========       ===========    ===========


                                                                     December 31, 2007
                               --------------------------------------------------------------------------------------------
                                        Less than                      Twelve Months
                                      Twelve Months                       or More                           Total
                               ---------------------------      --------------------------       --------------------------
                                                  Gross                            Gross                            Gross
                                   Fair        Unrealized           Fair        Unrealized           Fair        Unrealized
                                   Value         Losses             Value         Losses             Value         Losses
                               -----------     -----------      -----------     ----------       -----------    -----------
                                                                      (000's Omitted)

Bonds                          $   841,002     $   (28,703)     $ 1,232,630     $  (77,926)      $ 2,073,632    $  (106,629)
Preferred stocks                    47,684          (2,776)          68,487         (7,584)          116,171        (10,360)
Common stocks                        9,222          (1,322)           8,930         (1,725)           18,152         (3,047)
                               -----------     -----------      -----------     ----------       -----------    -----------

Total                          $   897,908     $   (32,801)     $ 1,310,047     $  (87,235)      $ 2,207,955    $  (120,036)
                               ===========     ===========      ===========     ==========       ===========    ===========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The unrealized losses in both 2008 and 2007 reported above were partially caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other than temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2008 and 2007.

During 2008 and 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments in particular mortgage-backed and asset-backed fixed maturity securities. The Company anticipates these conditions will continue over the next year, and as such, will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS). The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2008 and 2007, the Company's total investment in non-agency RMBS represents securities with an adjusted cost basis of $694,025,000 and $828,572,000 and a fair value of $416,408,000 and $771,494,000. As of December
31, 2008 and 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $129,261,000 and $142,477,000 and a fair value of $87,990,000 and $133,685,000, respectively.

Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                                       December 31, 2008              December 31, 2007
                                                 ----------------------------   ----------------------------
                                                                Percent of                    Percent of
                                                   Carrying      Carrying          Carrying    Carrying
                                                    Amount        Amount            Amount      Amount
                                                  ----------   ----------        -----------  ----------
                                                                       (000's Omitted)
     Region
     ------
     New England and Mid-Atlantic                 $   35,276          6.4%       $    36,559         6.8%
     South Atlantic                                   88,994         16.2             81,983        15.3
     North Central                                   147,694         26.8            137,906        25.6
     South Central                                    76,807         13.9             66,372        12.4
     Mountain                                         95,953         17.4            107,234        20.0
     Pacific                                         106,316         19.3            106,747        19.9
                                                  ----------   ----------        -----------  ----------

         Total                                    $  551,040        100.0%       $   536,801       100.0%
                                                  ==========   ==========        ===========    ========

     Property Type
     -------------
     Apartment and residential                    $   29,697          5.4%       $    29,486         5.5%
     Warehouses and industrial                       156,790         28.5            129,254        24.1
     Retail and shopping center                      185,780         33.7            186,260        34.7
     Office                                          126,689         23.0            127,771        23.8
     Other                                            52,084          9.4             64,030        11.9
                                                  ----------   ----------        -----------  ----------

         Total                                    $  551,040        100.0%       $   536,801       100.0%
                                                  ==========    =========        ===========    ========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

At December 31, 2008, the average size of an individual mortgage loan was $1,055,000. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy is to only recognize interest income on impaired mortgage loans when received. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $2,550,000 and $5,100,000 at December 31, 2008 and 2007, respectively. As of December 31, 2008, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 9.8% and 4.8%.

In 2008, the Company issued 33 new commercial loans at the maximum and minimum rates of interest of 7.3% and 5.9% totaling $75,419,000. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2008, the Company held no mortgages with interest more than 180 days overdue, however interest of $12,000 was non-admitted on one loan in the process of foreclosure. During 2008, 2007 and 2006, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2008, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Real estate consists of the home office property and properties held for the production of income. Accumulated depreciation for real estate was $36,939,000 and $41,780,000 as of December 31, 2008 and 2007, respectively.

Major categories of net investment income by class of investment are summarized below.

                                                                        Year Ended December 31,
                                                              ------------------------------------------
                                                                 2008            2007           2006
                                                              -----------    -----------     -----------
                                                                            (000's Omitted)
     Income:
       Bonds                                                  $   195,155    $   192,564     $   188,465
       Common stock in subsidiaries and affiliates                  6,778          1,273           2,362
       Preferred and other common stocks                            9,908          9,007           8,236
       Mortgage loans                                              40,087         38,852          42,669
       Real estate *                                                7,413          8,114           7,431
       Policy loans                                                 9,430          9,469           9,213
       Short-term investments                                         937          1,693           1,845
       Derivatives                                                (10,375)         5,943           2,337
       Other invested assets                                       13,819         10,315          11,247
       Amortization of interest maintenance reserve                   777          5,040           7,694
                                                              -----------    -----------     -----------

       Gross investment income                                    273,929        282,270         281,499
                                                              -----------    -----------     -----------
     Expenses:
       Depreciation                                                (1,944)        (2,292)         (2,568)
       Other                                                      (13,372)       (18,313)        (17,420)
                                                              -----------    -----------     -----------

       Total investment expenses                                  (15,316)       (20,605)        (19,988)
                                                              -----------    -----------     -----------
         Net investment income                                $   258,613    $   261,665     $   261,511
                                                              ===========    ===========     ===========

     * Includes amounts for the occupancy of company-owned property of $3,890,000, $3,255,000 and $3,342,000 in 2008, 2007 and 2006,
       respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 3 - FAIR VALUE MEASUREMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure proposes, based on a hierarchy defined by SFAS No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

     Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2008 about the Company's financial assets measured at fair value on a recurring basis:

                                                               Level 1           Level 2          Level 3            Total
                                                            -------------    -------------     -------------    --------------
                                                                                      (000's Omitted)
     Assets:
       Common stock                                         $      35,463    $          --     $          --    $       35,463
       Derivatives                                                     --            1,922                --             1,922
                                                            -------------    -------------     -------------    --------------
       Sub-total excluding separate account assets                 35,463            1,922                --            37,385
     Separate account assets                                    1,665,740               --                --         1,665,740
                                                            -------------    -------------     -------------    --------------
     Total assets accounted for at fair market value        $   1,701,203    $       1,922     $          --    $    1,703,125
                                                            =============    =============     =============    ==============

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

Level 1 financial assets
These assets include actively-traded exchange-listed equity securities and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Level 2 financial assets
These assets include call options. The Company used broker quotes for the monthly valuation of call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades. As the Company process corroborates the broker quotes to the market, call options are classified as level 2.

Level 3 financial assets
The Company did not hold any Level 3 financial assets measured at fair value at December 31, 2008.

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheets at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of December 31, 2008 and the total gains (losses) for 2008:

                                                                                                              Total
                                                                                                              Gains
                                       Level 1          Level 2           Level 3           Total           (Losses)
                                   -------------     -------------    -------------     -------------    --------------
                                                                      (000's Omitted)

       Bonds                       $          --     $      30,489    $       3,678     $      34,167    $      (41,174)
       Preferred stock             $          --     $       9,668    $          --     $       9,668    $      (17,335)

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds totaling $1,891,000 and impaired bonds totaling $32,276,000. The preferred stock recorded at fair value as a non-recurring basis was due to impairments. The $3,678,000 of bonds classified as Level 3 were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs.

NOTE 4 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $2,000,000 on any one life or $5,000 per month disability risk and reinsures the balance.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Reinsurance transactions with other insurance companies are summarized as follows:

                                                             Year Ended December 31, 2008
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  51,173,714     $     185,162    $ (29,076,687)    $  22,282,189
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     368,438     $         419    $     (90,225)    $     278,632
       Annuity                                  628,217                --               --           628,217
       Health                                    99,332             3,838          (27,652)           75,518
                                          -------------     -------------    -------------     -------------

         Total                            $   1,095,987     $       4,257    $    (117,877)    $     982,367
                                          =============     =============    =============     =============

                                                             Year Ended December 31, 2007
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  47,512,827     $     130,835    $ (26,588,491)    $  21,055,171
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     381,993     $         331    $     (79,351)    $     302,973
       Annuity                                  544,894                --               --           544,894
       Health                                    93,569             4,186          (24,078)           73,677
                                          -------------     -------------    -------------     -------------

         Total                            $   1,020,456     $       4,517    $    (103,429)    $     921,544
                                          =============     =============    =============     =============

                                                             Year Ended December 31, 2006
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  42,069,175     $     113,317    $ (24,414,873)    $  17,767,619
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     297,772     $         396    $     (70,671)    $     227,497
       Annuity                                  618,026                --               --           618,026
       Health                                    86,095             4,492          (21,542)           69,045
                                          -------------     -------------    -------------     -------------

         Total                            $   1,001,893     $       4,888    $     (92,213)    $     914,568
                                          =============     =============    =============     =============

Amounts recoverable from reinsurers for paid losses were $7,039,000, $12,430,000 and $22,808,000 at December 31, 2008, 2007 and 2006, respectively, and are included in "Other admitted assets" in the Balance Sheets. Benefits paid or provided were reduced by $10,186,000, $5,901,000 and $13,624,000 at December 31,
2008, 2007 and 2006, respectively, for estimated recoveries under reinsurance treaties. The liabilities for future policy benefits were also reduced due to reinsurance treaties by $396,281,000 and $352,006,000 at December 31, 2008 and 2007, respectively, and are included in "Reserves for life, accident and health policies" in the Balance Sheets.

On May 1, 2008, the Company entered into a reinsurance transaction with Acacia, an affiliated company, to coinsure its level term business on a prospective basis. At December 31, 2008, a reserve credit of $1,798,000 was recorded by the Company as a result of this transaction.

The Company conducts reinsurance business with Acacia and FALIC. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2008, 2007 or 2006 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 5 - RETROSPECTIVELY RATED CONTRACTS

The Company has no retrospective premium contracts as of December 31, 2008 and 2007.

NOTE 6 - FEDERAL INCOME TAXES

The components of the net deferred tax asset/(liability) are as follows:

                                                                   December 31, 2008         December 31, 2007
                                                                     -------------             -------------
                                                                                 (000's Omitted)

     Total of gross deferred tax assets                              $     184,321             $     116,450
     Total of deferred tax liabilities                                      (4,419)                   (4,705)
                                                                     -------------             -------------

     Net deferred tax assets                                               179,902                   111,745

     Deferred tax assets non-admitted                                     (155,714)                  (84,524)
                                                                     --------------            -------------
     Net admitted deferred tax assets                                $      24,188             $      27,221
                                                                     =============             =============

     Increase in non-admitted deferred tax assets                    $      71,190             $       4,312
                                                                     =============             =============

The increase in non-admitted deferred tax assets was included in "Change in non-admitted assets" in the Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2008 and 2007.

The provision for incurred federal income taxes on earnings are:

                                                                                         Year Ended December 31,
                                                                           ----------------------------------------------
                                                                               2008             2007              2006
                                                                           -----------       ------------     ------------
                                                                                           (000's Omitted)

     Federal income tax expense (benefit) on gain from operations          $     1,690        $    (2,871)    $     (3,337)
     Federal income tax benefit on net capital gains (losses)                      (18)              (736)          (6,704)
                                                                           -----------       ------------     ------------
     Federal income taxes incurred                                         $     1,672        $    (3,607)    $    (10,041)
                                                                           ===========        ===========     ============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                                   December 31, 2008         December 31, 2007
                                                                   -----------------         -----------------
                                                                                 (000's Omitted)
     Deferred tax assets:
       Policyholder dividends                                        $       4,085             $       3,979
       Reserves                                                             16,796                    19,244
       Unrealized investment losses                                         34,525                     8,471
       Proxy DAC                                                            45,413                    42,750
       Deferred compensation and benefit liabilities                        24,706                    26,431
       Pension plan                                                            513                       162
       Non-admitted assets                                                   7,431                     6,811
       Net operating and capital loss carryforward                          44,188                        --
       Other                                                                 6,664                     8,602
                                                                     -------------             -------------
     Total deferred tax assets                                             184,321                   116,450
     Non-admitted deferred tax assets                                     (155,714)                  (84,524)
                                                                     -------------             -------------
     Admitted deferred tax assets                                           28,607                    31,926
                                                                     -------------             -------------
     Deferred tax liabilities:
       Bond discount                                                         2,982                     3,173
       Partnership interests                                                 1,426                     1,468
       Other                                                                    11                        64
                                                                     -------------             -------------
     Total deferred tax liabilities                                          4,419                     4,705
                                                                     -------------             -------------
     Net admitted deferred tax asset                                 $      24,188             $      27,221
                                                                     =============             =============

The change in the net admitted deferred tax asset was $(3,033,000), $1,283,000 and $4,267,000, for the years ended December 31, 2008, 2007 and 2006, respectively.

The change in net deferred income taxes as of December 31 are as follows:

                                                                     2008                  2007                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   184,321           $   116,450           $    67,871
Total deferred tax liabilities                                         4,419                 4,705                  (286)
                                                                 -----------           -----------           ------------
Net deferred tax asset                                               179,902               111,745                68,157
Tax effect of unrealized gains (losses)                                                                            1,237
                                                                                                             -----------
Change in net deferred income tax                                                                            $    66,920
                                                                                                             ===========

                                                                     2007                  2006                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   116,450           $   110,181           $     6,269
Total deferred tax liabilities                                         4,705                 4,031                   674
                                                                 -----------           -----------           -----------
Net deferred tax asset                                               111,745               106,150                 5,595
Tax effect of unrealized gains (losses)                                                                              645
                                                                                                             -----------
Change in net deferred income tax                                                                            $     4,950
                                                                                                             ===========

                                                                     2006                  2005                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   110,181           $   105,738           $     4,443
Total deferred tax liabilities                                         4,031                   710                 3,321
                                                                 -----------           -----------           -----------
Net deferred tax asset                                               106,150               105,028                 1,122
Tax effect of unrealized gains (losses)                                                                               --
                                                                                                             -----------
Change in net deferred income tax                                                                            $     1,122
                                                                                                             ===========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company has carryovers as follows (000's omitted):

                                     Year of         Year of
                                   Origination     Expiration          Amount
                                 --------------- --------------- ---------------
                                                                 (000's Omitted)
     Foreign tax credit:              2006            2016          $       360
                                      2007            2017                  368
                                      2008            2018                  350

     Net operating loss:              2008            2023          $   106,522

     Capital loss:                    2008            2013          $    19,728

The provision for federal income taxes incurred and the change in deferred tax assets and liabilities differs from the result obtained by applying the federal statutory rate to pre-tax net income primarily due to the dividends received deduction, the return to provision adjustment and other adjustments to temporary differences from items recorded directly through surplus.

The Company is subject to tax-related audits in the normal course of operations. The Company recognizes a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and capital and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters.

The statute of limitations, generally, is closed for the Company through December 31, 2003. In early 2009, the Internal Revenue Service (IRS) completed an audit of the federal income tax returns of the Company for tax years 2004 through 2007. The IRS has issued several proposed adjustments related to this audit and the Company is in the process of analyzing the merits of these proposed adjustments. The Company believes that it has recorded an appropriate reserve with respect to the likely outcome of the proposed IRS adjustments.

The amount of federal income taxes incurred in the current and each of the two preceding years, which are available for recoupment in the event of future net losses is $0.

The Company's federal income tax return is filed on a stand-alone basis.

NOTE 7 - RELATED PARTY TRANSACTIONS

The Company transacts business with certain companies that are affiliated through common ownership.

The Company provided facilities and certain data processing, accounting, tax, actuarial, legal, administrative, and executive services to various subsidiaries and affiliates for fees totaling $29,877,000, $25,476,000 and $17,903,000 in
2008, 2007 and 2006, respectively and received services from affiliates for fees totaling $22,586,000, $18,487,000 and $3,893,000 in 2008, 2007 and 2006,
respectively. The Company paid fees for advisory services to Summit Investment Advisors, Inc. of $3,342,000 and $3,285,000 in 2008 and 2007, respectively. The Company paid fees for advisory services to Summit Investment Partners, LLC. of $1,798,000 and $3,364,000 in 2007 and 2006, respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2008 and 2007 and was recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets. The terms of the settlement require that these amounts be settled monthly.

                                                                                  December 31,
                                                                           --------------------------
                                                                              2008             2007
                                                                           ---------         --------
                                                                                 (000's Omitted)

         Ameritas Holding Company                                          $  (1,286)        $ (1,553)
         Ameritas Life Insurance Corp.                                         1,394            1,397
         First Ameritas Life Insurance Corp. of New York                       1,168               32
         Ameritas Investment Corp.                                                47              220
         Acacia Life Insurance Company                                         3,385           (1,204)
         Acacia Federal Savings Bank                                               1                5
         Calvert Group, Ltd.                                                       2                8
         PRBA, Inc.                                                               --             (298)
         Summit Investment Partners, Inc.                                      2,479            4,025
         Summit Investment Advisors, Inc.                                          1               --
         Union Central Mortgage Funding, Inc.                                     --               13
                                                                           ---------         --------
         Total                                                             $   7,191         $  2,645
                                                                           =========         ========

In December 2008, the Company received a $75,000,000 capital contribution from its parent company, Ameritas Holding Company.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

Leases
The Company leased office space for various field agency offices with lease terms of varying duration from 1 to 10 years. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $2,353,000, $1,908,000 and $2,004,000 in 2008, 2007 and 2006, respectively. The Company leased equipment through a series of arrangements in 2008, 2007 and 2006. Rental expense under these leases totaled $119,000, $182,000 and $193,000 in 2008, 2007 and 2006, respectively.

At December 31, 2008, the future minimum lease payments for all non-cancelable operating leases were as follows:

                                     Year                        Amount
                                 -----------                   ----------
                                                              (000's Omitted)

                                        2009                    $   2,670
                                        2010                        2,543
                                        2011                        2,273
                                        2012                        1,334
                                        2013                        1,314
                                  After 2013                        3,164
                                                                ---------
                                       Total                    $  13,298
                                                                =========

Other Commitments
At December 31, 2008, the Company had outstanding agreements to fund mortgages totaling $5,269,000 in 2009. In addition, the Company has committed to invest $4,140,000 in equity-type limited partnerships during the years 2009 to 2013 and $1,500,000 in private placements in 2009. These transactions are in the normal course of business for the Company.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

In 2000, the Company commenced the development of a 123-acre business park (the
Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds. The maximum potential exposure to the Company is $2,700,000.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related extra contractual obligations or bad faith claims resulting from lawsuits during 2008.

Guaranty Fund Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2008, 2007 and 2006, the charge to operations related to these assessments was not significant. The estimated liability of $2,565,000 and $1,864,000 at December 31, 2008 and 2007, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in "Other liabilities" in the Balance Sheets. At December 31, 2008 and 2007, the Company had a receivable of $1,606,000 and $1,104,000, respectively, for amounts recoverable against premium taxes.

Preoperating Research and Development Costs
Preoperating research and development costs associated with product and systems development were charged to expense and totaled $16,519,000, $8,722,000 and $8,450,000 in 2008, 2007 and 2006, respectively. Preoperating research and development costs are included in "Operating expenses and commissions" in the Statements of Income and Changes in Capital and Surplus.

Closed Block
When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block.

Union Central has a Closed Block Memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability. The Company recorded a $0 and $1,387,000 contingent liability at December 31, 2008 and 2007, respectively, related to performance in its Closed Block. The amounts were recorded in "Benefits and dividends" in the Statements of Income and Changes in Capital and Surplus and "Other liabilities" in the Balance Sheets.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 9 - ANNUITY RESERVES

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                        December 31, 2008               December 31, 2007
                                                                     Amount         Percent           Amount         Percent
                                                                  -----------     ---------        -----------     ---------
                                                                         (000's Omitted)                 (000's Omitted)
Subject to discretionary withdrawal (with adjustment):
     With fair value adjustment                                   $   125,058          3.53%       $   133,832          3.00%
     At book value less surrender charge                              143,485          4.07            318,723          7.16
     At fair value                                                  1,555,611         44.00          2,458,754         55.19
                                                                  -----------     ---------        -----------     ---------

     Total                                                          1,824,154         51.60%         2,911,309         65.35%

Subject to discretionary withdrawal (without adjustment):
     At book value with minimal or no charge
         or adjustment                                              1,557,880         44.07%         1,387,223         31.14%
Not subject to discretionary withdrawal                               152,992          4.33            156,481          3.51
                                                                  -----------     ---------        -----------     ---------

Total annuity reserves and deposit fund
     liabilities *                                                $ 3,535,026        100.00%        $4,455,013        100.00%
                                                                  ===========     =========        ===========     =========

* Includes: Deposit funds $(124,602) and ($129,052); annuities and supplementary contracts with life contingencies $(1,854,813) and ($1,867,207) included in "Reserves for life, accident and health policies"; and annuities reported in "Separate account liabilities" $(1,555,611) and ($2,458,754) in the Balance Sheets at December 31, 2008 and 2007, respectively.

NOTE 10 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Notes. These Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Department of Insurance, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Ohio Department of Insurance Regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100,000 was paid in 2008, 2007 and 2006. The carrying amount of the Notes totaling $49,845,000, $49,836,000 and $49,827,000 at December 31, 2008, 2007 and 2006, respectively, (face value of $50,000,000 less unamortized discount of $155,000, $164,000 and $173,000 in
2008, 2007 and 2006, respectively) was recorded in capital and surplus.

On May 15, 2008, Union Central issued a $25,000,000 6.61% fixed to floating rate surplus note to the Ameritas Life Insurance Corp. as part of an intercompany surplus note agreement. Interest accrues on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.16% from June 1, 2013 until the Note is paid in full. This note matures on May 15, 2048 and can be redeemed in whole, or in part, by Union Central on or after May 15, 2013. The Note is unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. The payment of interest and principal ranks equally with that of all existing and future issuances of surplus notes and with all similarly subordinated obligations of Union Central. Subject to prior written approval of the Superintendent of the Ohio Department of Insurance, this Note will pay interest quarterly on March 1, June 1, September 1, and December 1.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 11 - EMPLOYEE BENEFITS

The Company had a pension plan covering substantially all of its employees. Effective December 31, 2008, the Union Central Life Insurance Company Employees Pension Plan (the Plan) was merged into the Ameritas Acacia Pension Plan and the merged plan was renamed the UNIFI Pension Plan. The Company continues to participate in the merged plan, of which AHC is the plan sponsor. While the Plan was merged into the UNIFI Pension Plan, the separate benefit formula of the Plan remains, which is used to determine the Company's proportionate share of pension expense. In 2008, the Company recognized $1,466,000 of expense related to its participation in the UNIFI Pension Plan. During 2008, the actual return on the Plan assets was ($43,189,000) and the actuarial gain was $1,031,000. These amounts were not recorded in the Financial Statements or included in the tabular disclosures below due to the merger into the UNIFI Pension Plan. Benefit payments of $9,473,000 were paid by the Plan during 2008. As a result of the pension merger, the prepaid pension asset was exchanged for an intercompany receivable, which was then non-admitted of $44,486,000.

The Company has a non-qualified pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided under the UNIFI Pension Plan.

In addition, the Company provides certain health care and life insurance benefits for its eligible retired employees ("Other Postretirement Benefits"). Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

During 2006, the Company offered qualified employees the option to either remain in the defined benefit plan, or to transfer to a defined contribution plan effective January 1, 2007 (Choice Program). In connection with the Choice Program, the Plan was closed to new employees effective January 1, 2006. As a result of the Choice Program, the Company recognized a plan curtailment of $1,855,000 at December 31, 2006, which reduced its accrued pension liability and net periodic pension cost.

The measurement date for the Company's pension and other postretirement benefits was December 31 for 2008. The measurement date for other postretirement benefits was October 1 for 2007 and 2006. A summary of the assets, obligations and assumptions are as follows:

                                                                                                           Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2008         2007          2006           2008         2007         2006
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)
   Change in projected benefit obligation:
     Projected benefit obligation at
       beginning of year                         $   170,298  $   171,477  $   164,923    $    17,121   $    19,364  $    19,478
     Service cost                                        485        3,396        5,147          1,217         1,500        1,711
     Interest cost                                     1,256       10,003        9,318          1,012         1,055        1,058
     Plan participants' contributions                     --           --           --            438           472          386
     Actuarial (gain)/loss                            (1,160)      (5,269)         (14)          (212)       (2,374)        (847)
     Benefits paid                                    (1,072)      (9,309)      (8,106)        (2,366)       (2,933)      (2,422)
     Plan amendments                                      --           --          570         (2,162)           37           --
     Curtailments                                         --           --         (361)            --            --           --
     Pension Plan merger                            (149,925)          --           --             --            --           --
     Medicare subsidy receipts                            --           --           --             85            --           --
     Adjustment due to measurement date                   --           --           --             43            --           --
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Projected benefit obligation at end of year $    19,882  $   170,298  $   171,477    $    15,176   $    17,121  $    19,364
                                                 ===========  ===========  ===========    ===========   ===========  ===========


                                       28

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory-Basis - (continued)

                                                                                                           Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2008         2007          2006           2008         2007         2006
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)
   Change in plan assets:
     Fair value of plan assets at beginning
       of year                                   $   154,438  $   155,409  $   143,103    $    14,977   $    13,616  $    12,266
     Actual return on plan assets                         --        7,278       16,445         (4,742)        2,322        1,886
     Employer contributions                               --           --        3,000          1,320         1,500        1,500
     Plan participants' contributions                     --           --           --            438           472          386
     Benefits and administrative expenses paid            --       (8,249)      (7,139)        (2,366)       (2,933)      (2,422)
     Pension Plan merger                            (154,438)          --           --             --            --           --
     Adjustment due to measurement date                   --           --           --         (1,337)           --           --
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Fair value of plan assets at end of year    $        --  $   154,438  $   155,409    $     8,290   $    14,977  $    13,616
                                                 ===========  ===========  ===========    ===========   ===========  ===========

   Funded status:
     Unamortized prior service cost              $      (130) $    (3,975) $    (4,246)   $    (2,228)  $         5  $        22
     Unrecognized net (gain)/loss                $     5,909  $    45,904  $    48,083    $       200   $    (7,190) $    (3,761)
     Prepaid assets/(accrued liabilities)        $   (14,203) $    26,068  $    27,769    $    (8,914)  $    (9,329) $    (9,287)
     Intangible asset                            $        --  $        --  $       110    $        --   $        --  $        --

   Projected benefit obligation
     for non-vested employees                    $         4  $     1,062  $       979    $        --   $        --  $        --

   Accumulated benefit obligation
     for non-vested employees                    $         5  $       989  $       865    $       670   $     6,461  $     7,081

   Accumulated benefit obligation
     for vested employees                        $    19,447  $   167,507  $   167,622    $    15,176   $    17,121  $    19,364

   Components of net periodic benefit cost:
     Service cost                                $       485  $     3,396  $     5,147    $     1,217   $     1,500  $     1,711
     Interest cost                                     1,256       10,003        9,318          1,012         1,055        1,058
     Expected return on plan assets                       --      (12,853)     (11,905)        (1,233)       (1,128)      (1,007)
     Amount of recognized (gains)/losses                 679        2,857        3,694           (321)         (139)         (89)
     Amount of prior service cost recognized             (66)        (642)        (842)            56            54           54
     Plan curtailment                                     --           --       (1,855)            --            --           --
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Total net periodic benefit cost             $     2,354  $     2,761  $     3,557    $       731   $     1,342  $     1,727
                                                 ===========  ===========  ===========    ===========   ===========  ===========

   Weighted average assumptions:
     Discount rate for benefit obligation              6.25%        6.25%        6.00%          6.25%         6.25%        5.75%
     Discount rate for net periodic benefit cost       6.25%        6.00%        5.75%          6.25%         5.75%        5.75%
     Expected compensation increase for
       benefit obligation                              4.00%        4.00%        4.00%          4.00%         4.00%        4.00%
     Expected compensation increase for
       net periodic benefit cost                       4.00%        4.00%        3.50%          4.00%         4.00%        3.50%
     Expected return on plan assets                     N/A         8.50%        8.50%          8.50%         8.50%        8.50%


                                       29

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory-Basis - (continued)

Information for pension and other postretirement benefit plans with and accumulated benefit obligation in excess of plan assets as of December 31:

                                                                                                           Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2008         2007          2006           2008         2007         2006
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)

     Projected benefit obligation                $    19,882  $   170,298  $   171,477    $    15,176   $    17,121  $    19,364
     Accumulated benefit obligation              $    19,447  $   167,507  $   167,622    $    15,176   $    17,121  $    19,364
     Fair value of plan assets                   $        --  $   154,438  $   155,409    $     8,290   $    14,977  $    13,616

The Company does not expect any Plan assets to be returned during the next twelve months.

Future expected pension benefit payments are as follows:

                             Year                 Amount
                         ------------         ---------------
                                              (000's Omitted)
                             2009                $ 1,261
                             2010                  1,376
                             2011                  1,745
                             2012                  1,734
                             2013                  1,729
                           2014-2018               8,546

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2008 and 2007 was $5,345,000 and $6,462,000, respectively, which reduced surplus. The change in the minimum liability adjustment resulted in an increase to surplus of $1,118,000, $482,000 and $38,905,000 during 2008, 2007 and 2006, respectively.

Total net periodic benefit cost was recorded in "Operating expenses and commissions" in the Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2008, 2007 and 2006.

Plan assets of the pension plan and other postretirement benefit plans are composed of affiliated and unaffiliated mutual funds and a portfolio of actively managed equity securities. As of their respective measurement dates in 2008 and 2007, $669,000 and $124,755,000 was invested in affiliated mutual funds.

The expected long-term rate of return for the Company's benefit plans is currently 8.5%. In developing this assumption, the Company periodically monitors investment yields on the assets in the plans to determine if the current expected rate of return is reasonable given the current investment performance. Historical and projected returns are also reviewed for appropriateness of the selected assumption. The Company believes its assumption of future returns is reasonable.

The primary investment objectives of the Company's benefit plans are to provide sufficient assets and liquidity to meet the distribution requirements of the Plans through capital appreciation of the Plans' assets and levelized funding. To accomplish this objective, assets of the Other Postretirement Benefit Plans are invested in a diversified pool of equity securities, affiliated mutual funds and cash. The Company's investment strategy for Other Postretirement Benefit Plans is a target investment allocation consisting primarily of equities with the remainder in bonds and cash. The actual allocation of plan assets by investment category for the year ended December 31, 2008 and 2007 are as follows:

                                                                                           Other
                                                       Pension                        Postretirement
                                                      Benefits                           Benefits
                                           -------------------------------    -------------------------------
                                                2008             2007              2008             2007
                                           -------------     -------------    -------------     -------------
Equity securities:
   Domestic equities                                --             51.0%             77.9%            80.9%
   Foreign equities                                 --              9.0              14.6             13.2
Bonds                                               --             40.0               4.7              4.5
Cash                                                --               --               2.8              1.4
                                             ---------         --------         ---------              ---
Total                                               NA            100.0         %   100.0%           100.0%
                                             =========         ========             =====         ========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company's current funding strategy for its Other Postretirement Benefit Plans is to fund the Plans to meet their liquidity needs, as the Plans are funding vehicles for postretirement medical benefits and life insurance premiums. The ultimate amount of the Company's funding may be adjusted based on changes in the fair value of plan assets and changes in related assumptions. For the year ended December 31, 2009, the Company expects to contribute $1,300,000 to its Other Postretirement Benefits Plans.

The health care cost trend rate was 8.6% graded to 5.0% over 5 years for 2008. The health care cost trend rate assumption has an insignificant effect on the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2008.

In 2005, the Company adjusted its projection of the liability for Other Postretirement Benefits to consider the impact of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) as the Company concluded that its prescription drug benefits were actuarially equivalent to Medicare Part D under the Act. At December 31, 2008 and 2007, the Company recorded a receivable for a subsidy of $0 and $54,000, respectively, under the Act which was recorded in "Other admitted assets" in the Balance Sheets. The Company's gross benefit payments for 2008 were $1,588,000 including the prescription drug benefit and estimates future payments to be approximately $1,300,000 annually. The Company's subsidy related to the Act of 2003 was $85,000 for 2008 and estimates future subsidies to be between approximately $228,000 and $290,000 annually.

The expected benefit payments and the gross amount of anticipated subsidy receipts are noted below:

                                 Before          Expected
                                Medicare         Medicare
                                 Part D           Part D            Net
                 Year           Subsidies        Subsidies        Payments
              -----------      -----------      -----------      ----------
                                      (000's Omitted)
                 2009           $ 1,635        $     228           $ 1,407
                 2010             1,587              243             1,344
                 2011             1,550              255             1,295
                 2012             1,452              272             1,180
                 2013             1,351              290             1,061
               2014-2018          5,695            1,618             4,077

Future expected life insurance benefit payments are as follows:

                                  Year            Amount
                                --------        ----------
                                                (000's Omitted)
                                  2009           $   336
                                  2010               334
                                  2011               326
                                  2012               316
                                  2013               303
                                2014-2018          1,492

Effective January 1, 2008, the Union Central Life Employee Savings Plan (the
Plan) was merged into the Ameritas Acacia Retirement FOCUS Savings Plan and was renamed the UNIFI 401(k) Retirement Plan (UNIFI Plan). The UNIFI Plan is sponsored by AHC. The contracts that the plan's assets were invested in were transferred to the UNIFI Plan in January 2008, and totaled $87,848,000.

Effective July 1, 2008, the Ameritas Acacia Account Manager Retirement FOCUS Savings Plan (Agent Plan) was merged into the Union Central Life Savings Plan for Agents and was renamed the UNIFI Agent 401(k) Retirement Plan (UNIFI Agent
Plan). The UNIFI Agent Plan is sponsored by AHC. Assets of $15,695,000 were transferred from an ALIC insurance contract into a Union Central insurance contract supporting this plan.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

In addition to the qualified defined contribution plans listed above, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under these defined contribution plans range from 0.5% to 3% of the participant's compensation. In addition for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those employees hired after January 1, 2006. The Company's contributions to these plans were $3,132,000, $2,916,000 and $1,945,000 for 2008, 2007 and 2006, respectively.

The defined contribution plans' assets include investments in insurance contracts with the Company and ALIC which include investments in underlying separate accounts. The carrying value of the assets was $270,658,000 and $124,640,000 at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, $64,487,000 and $40,199,000, respectively, was invested in affiliated mutual funds.

NOTE 12 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Policy loans: The fair values for policy loans are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Policy loans with similar characteristics are aggregated for purposes of the calculations. In 2008 and 2007, the carrying value of policy loans was $154,527,000 and $151,856,000 and the fair value was estimated at $157,699,000 and $156,547,000, respectively.

     Cash and short-term investments, other invested assets (See Note 3), and investment income due and accrued: The carrying amounts reported in the Balance Sheets for these instruments approximate their fair values due to the short maturity of these investments.

     Investment securities: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset-backed securities are estimated using values obtained from independent pricing services internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

     Mortgage loans: The fair values for commercial mortgage loans are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

     Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate account assets and liabilities: Fair values of the separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets. The separate account assets and liabilities are both carried at fair value in the Balance Sheets.

The carrying amounts and fair values of the Company's mortgage loans are summarized as follows:

                                                      December 31, 2008              December 31, 2007
                                                 --------------------------     --------------------------
                                                  Carrying          Fair         Carrying         Fair
                                                   Amount           Value         Amount          Value
                                                 -----------    -----------     ----------     -----------
                                                                     (000's Omitted)

         Commercial mortgage loans               $   551,040    $   581,874     $  536,801     $   558,384
                                                 ===========    ===========     ==========     ===========

                                       32

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

          Notes to Financial Statements - Statutory-Basis - (continued)

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts (deposit funds) are as follows:

                                                      December 31, 2008              December 31, 2007
                                                 --------------------------     --------------------------
                                                  Carrying          Fair         Carrying         Fair
                                                   Amount           Value         Amount          Value
                                                 -----------    -----------     ----------     -----------
                                                                      (000's Omitted)

         Direct access                           $    77,041    $    77,041     $   77,671     $    77,671
         Traditional annuities                        36,425         38,799         39,026          40,322
         Supplementary contracts                       5,496          5,530          6,482           6,518
         GPA not involving life                           --             --            108             118
         Dividend accumulations                        5,307          5,307          5,407           5,407
         Premium deposit funds                           333            333            358             358
                                                 -----------    -----------     ----------     -----------
         Total                                   $   124,602    $   127,010     $  129,052     $   130,394
                                                 ===========    ===========     ==========     ===========

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to fair value of the Company's investments is disclosed in Notes 2 and 3.

NOTE 13 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expense (net of reinsurance) is summarized as follows:

                                                                               December 31,
                                                                ------------------------------------------
                                                                    2008           2007           2006
                                                                -----------     ----------     -----------
                                                                              (000's Omitted)
         Balance as of January 1, net of reinsurance
         recoverables of $2,527, $2,686 and $2,185              $   176,333     $  169,778     $   161,297

      Incurred related to:
         Current year                                                39,921         33,096          32,835
         Prior years                                                    486          6,237           7,203
                                                                -----------     ----------     -----------
      Total incurred                                                 40,407         39,333          40,038
                                                                -----------     ----------     -----------
      Paid related to:
         Current year                                                 3,798          2,969           5,498
         Prior years                                                 27,095         29,809          26,059
                                                                -----------     ----------     -----------
      Total paid                                                     30,893         32,778          31,557
                                                                -----------     ----------     -----------

      Balance as of December 31, net of reinsurance
         recoverables of $1,646, $2,527 and $2,686              $   185,847     $  176,333     $   169,778
                                                                ===========     ==========     ===========

As a result of changes in estimates of insured events in prior years, the provision for claims and claim adjustment expenses increased by $486,000, $6,237,000 and $7,203,000 in 2008, 2007 and 2006, respectively. Amounts related to incurred claims associated with prior years' resulted from prior year claims being settled for amounts greater than originally estimated.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 14 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31 were as follows:

                                              2008                             2007                             2006
                                 -----------------------------    -----------------------------    -----------------------------
                                                    Net of                           Net of                           Net of
                                      Gross         Loading            Gross         Loading            Gross         Loading
                                 --------------  -------------    --------------  -------------    -------------   -------------
                                                                           (000's Omitted)

      Ordinary new business      $        6,346  $       1,717    $        7,592  $       2,217    $       5,439   $       1,327
      Ordinary renewal                   24,512         28,494            24,906         28,557           21,968          24,610
                                 --------------  -------------    --------------  -------------    -------------   -------------
      Total                      $       30,858  $      30,211    $       32,498  $      30,774    $      27,407   $      25,937
                                 ==============  =============    ==============  =============    =============   =============

NOTE 15 - SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds that support group annuities, variable annuities and variable universal life policies. The assets and liabilities are carried at fair value. Information regarding the separate accounts of the Company follows:

                                                                                        Non Guaranteed Separate Accounts
                                                                                ------------------------------------------------
                                                                                    2008              2007             2006
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
         For the year ended December 31:
         Premiums, considerations or deposits                                   $     457,825    $     427,184     $     445,617
                                                                                -------------    -------------     -------------
         At December 31:
         Reserves by valuation basis
             For accounts with assets at:
             Fair value                                                         $   1,648,263    $   2,605,096     $   2,490,967
                                                                                -------------    -------------     -------------
         Reserves subject to discretionary withdrawal:
             At fair value                                                      $   1,648,263    $   2,605,096     $   2,490,967
                                                                                -------------    -------------     -------------
         Total included in "Separate account liabilities" in the
             Balance Sheet                                                      $   1,648,263    $   2,605,096     $   2,490,967
                                                                                =============    =============     =============

         Following is a reconciliation of net transfers to (from) the Separate
Accounts:
                                                                                           For Year Ended December 31,
                                                                                ------------------------------------------------
                                                                                    2008              2007             2006
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
         Transfers as reported in the Statements of Income and Changes in
             Surplus of the Separate Accounts Statement:

             Transfers to the Separate Accounts                                 $     457,825    $     427,184     $     445,617
             Transfers from the Separate Accounts                                     587,991          461,858           437,155
                                                                                -------------    -------------     -------------
         Net transfers to (from) the Separate Accounts                               (130,166)         (34,674)            8,462

         Reconciling adjustments:

             Charges for investment management,
               administration, and contract guarantees                                 23,853           29,109            26,236
             Other items, net                                                          (5,187)         (11,224)           (9,592)
                                                                                -------------    -------------     -------------

         Net transfers to (from) Separate Accounts in the Statements of
             Income and Changes in Capital and Surplus of the Company
               (included in Benefits and dividends)                             $    (111,500)   $     (16,789)    $      25,106
                                                                                =============    =============     =============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 16 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company writes direct premium through certain third-party administrators
(TPA). The total amount of direct premium written through TPAs was $101,131,000, $87,613,000 and $87,569,000 for the years ended December 31, 2008, 2007 and
2006. The following TPA wrote direct premium in excess of 5% of statutory surplus:

                                                                     Types of              Type of           Total Direct

         Third Party              FEIN          Exclusive            Business             Authority        Premiums Written/
        Administrator            Number         Contract              Written              Granted            Produced By
---------------------------  -------------  ----------------  ----------------------  ---------------   ----------------------
Tax Favored Benefits           48-1138820          No             Group Annuity,              U               $86,865,000
4801 West 110th Street                                           Ordinary Life, &
Overland Park, KS  66211                                        Accident and Health

NOTE 17 - RECONCILIATION OF STATUTORY TO GAAP

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP is as follows:

                                                     Net Income (Loss)                            Capital and Surplus
                                                  Year ended December 31,                            December 31,
                                        ------------------------------------------    ------------------------------------------
                                           2008            2007           2006            2008           2007           2006
                                        -----------    -----------     -----------    -----------    -----------     -----------
                                                                             (000's Omitted)

         Statutory-basis amounts        $  (156,271)   $      (105)    $    (9,075)   $   266,977    $   321,059     $   327,083
         Add (deduct) adjustments:
           Investments                     (203,361)       (23,080)          8,945       (549,497)       (22,455)         12,579
           Deferred acquisition costs       174,302         74,489          26,415        848,154        568,615         482,228
           Non-admitted assets                   --             --              --        240,836        148,135         147,487
           Insurance reserves               (34,185)       (15,173)         24,458       (207,189)      (156,437)       (139,935)
           Pension liability                   (342)          (525)            722            920        (35,799)          1,976
           Federal income taxes              39,139         (7,807)        (17,302)      (104,996)      (152,622)       (143,867)
           Net income of subsidiaries        (9,614)        (1,987)            127             --             --              --
           Surplus notes                          9              9               9        (74,845)       (49,836)        (49,827)
           Other, net                        (2,936)        (5,137)         (5,252)            17          1,546           2,442
                                        -----------    -----------     -----------    -----------    -----------     -----------

         GAAP-basis amounts             $  (193,259)   $    20,684     $    29,047    $   420,377    $   622,206     $   640,166
                                        ===========    ===========     ===========    ===========    ===========     ===========

NOTE 18 - SURPLUS

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                       2008             2007              2006
                                                                  --------------    -------------    --------------
                                                                                           (000's Omitted)

         Unrealized gains (losses) on investments                 $      (20,518)   $       7,256    $       16,213
         Nonadmitted asset values                                       (240,836)        (148,135)         (147,487)
         Asset valuation reserves                                         (4,739)         (37,131)          (36,242)

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends without the approval of the Ohio Director of Insurance, only from earned surplus and those dividends may not exceed (when added to other dividends paid in the preceding twelve months) the greater of (i) 10% of the Company's unassigned surplus as of the prior December 31, which was $26,372,000 as of December 31, 2007, or (ii) the Company's net income for the twelve month period ending the prior December 31, which was $(105,000) as of December 31, 2007.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 19 - SUBSEQUENT EVENT

At the February 2009 Board of Directors meeting, the Company's Board, along with the respective Board's of UNIFI, AHC, and ALIC, approved a repositioning between the Company and ALIC whereby AHC will transfer the stock of the Company to ALIC effective upon the approval of the Ohio Department of Insurance and the Nebraska Department of Insurance. In a concurrent event, the Company will redomesticate from the State of Ohio to the State of Nebraska. After the repositioning, the Company will become a wholly owned subsidiary of ALIC and ALIC will contribute up to $100,000,000 to the Company as additional paid-in capital.

Effective for quarterly and annual reporting beginning on or after January 1, 2009, the Company will adopt Statement of Statutory Accounting Principles Number 98, Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, An Amendment to SSAP No. 43 Loan Backed and Structured Securities (SSAP No. 98). This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Under the provisions of SSAP No. 98, structured securities with other than temporary impairments (OTTI) are written down to the securities' fair value, whereas under SSAP No. 43, such OTTI losses would be written down to the sum of the estimated future cash flows. A change resulting from the adoption of this statement shall be accounted for prospectively where the first reporting period required is as of March 31, 2009. The adoption of this statement `as if' it occurred on January 1, 2009 would reduce the Company's surplus by an estimated $65,000,000 before income taxes.